UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Income Fund

November 30, 2018

GOV-QTLY-0119
1.809070.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 38.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	325
1.125% 12/14/18	240	240
Tennessee Valley Authority:
5.25% 9/15/39	2,807	3,391
5.375% 4/1/56	3,438	4,416
		8,501
U.S. Treasury Obligations - 35.7%
U.S. Treasury Bonds:
stripped coupon 2/15/34	23,210	14,247
2.5% 2/15/46	28,232	24,126
2.75% 8/15/47	49,596	44,462
2.75% 11/15/47	4,400	3,941
2.875% 8/15/45 (a)(b)	108,041	99,770
3% 11/15/44	29,032	27,510
3% 5/15/47	15,900	15,000
3.375% 11/15/48	47,381	48,021
3.625% 2/15/44	38,667	40,791
4.75% 2/15/37 (a)	42,044	51,463
5% 5/15/37 (a)(c)	27,242	34,348
U.S. Treasury Notes:
1.125% 9/30/21	21,967	20,969
1.375% 1/31/21	22,500	21,825
1.375% 4/30/21	15,000	14,500
1.375% 5/31/21	17,000	16,411
1.625% 8/31/22	17,293	16,548
1.625% 5/31/23	8,377	7,944
1.75% 10/31/20	2,405	2,357
1.75% 12/31/20	31,701	31,038
1.75% 6/30/22	34,052	32,802
1.875% 1/31/22	45,770	44,449
1.875% 3/31/22	45,561	44,182
1.875% 7/31/22	85,036	82,186
1.875% 9/30/22	28,814	27,807
1.875% 10/31/22	35,253	33,987
2% 12/31/21	76,894	75,041
2% 7/31/22	18,845	18,294
2% 10/31/22	9,000	8,720
2% 8/15/25	12,238	11,553
2% 11/15/26	12,579	11,725
2.125% 6/30/21	22,000	21,624
2.125% 12/31/21	2,000	1,959
2.125% 6/30/22	146	142
2.125% 12/31/22	40,469	39,345
2.125% 7/31/24	77,525	74,460
2.125% 5/15/25	18,702	17,835
2.25% 7/31/21	7,021	6,918
2.25% 12/31/24	27,679	26,682
2.25% 2/15/27	4,915	4,658
2.375% 4/15/21	62,750	62,115
2.375% 5/15/27	991	947
2.625% 6/30/23	16,402	16,250
2.75% 6/30/25	39,256	38,873
2.875% 11/30/23	24,600	24,643
3% 9/30/25	11,101	11,159
		1,273,627
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.6669% 12/7/20 (NCUA Guaranteed) (d)(e)	2,233	2,235
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	74,855
		77,090
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,407,293)		1,359,218

U.S. Government Agency - Mortgage Securities - 5.4%
Fannie Mae - 4.3%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (d)(e)	64	66
12 month U.S. LIBOR + 1.523% 3.44% 3/1/36 (d)(e)	105	108
12 month U.S. LIBOR + 1.551% 2.498% 2/1/44 (d)(e)	228	237
12 month U.S. LIBOR + 1.553% 2.578% 5/1/44 (d)(e)	648	668
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (d)(e)	69	72
12 month U.S. LIBOR + 1.558% 3.058% 2/1/44 (d)(e)	228	234
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (d)(e)	108	113
12 month U.S. LIBOR + 1.570% 2.535% 5/1/44 (d)(e)	483	498
12 month U.S. LIBOR + 1.574% 2.622% 4/1/44 (d)(e)	989	1,025
12 month U.S. LIBOR + 1.580% 2.454% 4/1/44 (d)(e)	449	466
12 month U.S. LIBOR + 1.580% 2.563% 1/1/44 (d)(e)	415	432
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (d)(e)	180	187
12 month U.S. LIBOR + 1.728% 4.034% 11/1/36 (d)(e)	42	44
12 month U.S. LIBOR + 1.741% 3.737% 3/1/40 (d)(e)	891	929
12 month U.S. LIBOR + 1.745% 3.742% 7/1/35 (d)(e)	109	113
12 month U.S. LIBOR + 1.800% 2.71% 1/1/42 (d)(e)	499	523
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (d)(e)	159	167
12 month U.S. LIBOR + 1.818% 2.69% 2/1/42 (d)(e)	757	792
12 month U.S. LIBOR + 1.818% 4.547% 7/1/41 (d)(e)	90	94
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (d)(e)	59	62
12 month U.S. LIBOR + 1.830% 4.665% 10/1/41 (d)(e)	54	57
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (d)(e)	38	40
6 month U.S. LIBOR + 1.475% 3.975% 10/1/33 (d)(e)	57	58
6 month U.S. LIBOR + 1.510% 4.01% 2/1/33 (d)(e)(f)	42	43
6 month U.S. LIBOR + 1.535% 4.035% 12/1/34 (d)(e)	79	80
6 month U.S. LIBOR + 1.535% 4.035% 3/1/35 (d)(e)	51	53
6 month U.S. LIBOR + 1.556% 4.06% 10/1/33 (d)(e)	30	31
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (d)(e)	31	32
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (d)(e)	36	37
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (d)(e)	72	76
3% 10/1/46	1,700	1,625
3% 12/1/48 (g)	200	191
3% 12/1/48(g)	7,100	6,771
3% 12/1/48(g)	2,150	2,050
3% 12/1/48(g)	2,150	2,050
3% 12/1/48(g)	4,900	4,673
3.5% 7/1/32 to 11/1/42	18,027	17,964
3.5% 12/1/48 (g)	9,700	9,514
4% 2/1/45 to 11/1/48	42,338	42,629
4% 10/1/47	17,998	18,131
4% 12/1/48 (g)	3,000	3,018
4.5% 11/1/25 to 6/1/41	6,163	6,360
5.5% 12/1/39 to 5/1/44	24,780	26,800
6% 1/1/34 to 6/1/36	3,756	4,140
6.5% 3/1/22 to 5/1/27	172	185
9.5% 10/1/20	1	1
11.5% 1/15/21	0	0
		153,439
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (d)(e)	836	877
12 month U.S. LIBOR + 1.877% 4.202% 4/1/41 (d)(e)	69	73
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (d)(e)	65	69
12 month U.S. LIBOR + 1.880% 4.711% 10/1/41 (d)(e)	1,153	1,193
12 month U.S. LIBOR + 1.883% 4.497% 10/1/42 (d)(e)	466	483
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (d)(e)	139	144
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (d)(e)	101	106
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (d)(e)	134	138
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(e)	70	72
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (d)(e)	235	248
12 month U.S. LIBOR + 2.078% 4.393% 3/1/33 (d)(e)	6	6
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (d)(e)	151	154
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (d)(e)	56	58
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (d)(e)	79	83
U.S. TREASURY 1 YEAR INDEX + 2.387% 3.832% 2/1/36 (d)(e)	9	9
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (d)(e)	467	495
3% 11/1/33	6,172	6,074
3.5% 7/1/32	3,333	3,343
4% 5/1/47 to 7/1/47	3,909	3,941
4.5% 5/1/39 to 10/1/41	2,108	2,192
5.5% 7/1/29	12	13
6% 1/1/24	606	631
9.5% 11/1/19 to 8/1/21	1	1
		20,403
Ginnie Mae - 0.5%
6% 6/15/36	3,155	3,499
3.5% 3/20/48 to 10/20/48	8,668	8,578
4.297% 8/20/61 (d)(h)	349	349
4.588% 2/20/62 (d)(h)	1,073	1,082
4.667% 2/20/62 (d)(h)	1,068	1,072
4.732% 1/20/62 (d)(h)	4,771	4,794
5.47% 8/20/59 (d)(h)	5	6
		19,380
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $193,827)		193,222

Asset-Backed Securities - 2.9%
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.8469% 5/28/30 (d)(e)	$1,410	$1,407
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.8369% 2/25/32 (d)(e)	1,345	1,344
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.6151% 7/26/66 (d)(e)(i)	5,131	5,132
Class A2, 1 month U.S. LIBOR + 0.600% 2.9151% 7/26/66 (d)(e)(i)	14,550	14,594
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.5051% 3/25/67 (d)(e)(i)	7,147	7,147
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.5899% 1/25/30 (d)(e)	4,614	4,612
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.7393% 7/28/21 (d)(e)	17,955	17,959
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.9599% 1/26/26 (d)(e)	51,448	51,617
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	360	363
Series 2002-20K Class 1, 5.08% 11/1/22	596	606
Series 2004-20H Class 1, 5.17% 8/1/24	298	305
TOTAL ASSET-BACKED SECURITIES
(Cost $104,961)		105,086

Collateralized Mortgage Obligations - 16.2%
U.S. Government Agency - 16.2%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.2951% 8/25/31 (d)(e)	64	65
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.9025% 11/18/31 (d)(e)	61	61
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.3151% 4/25/32 (d)(e)	27	27
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.3151% 11/25/32 (d)(e)	54	56
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.2451% 6/25/36 (d)(e)	4,103	4,177
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	602	609
Series 2005-64 Class PX, 5.5% 6/25/35	992	1,034
Series 2005-68 Class CZ, 5.5% 8/25/35	3,368	3,633
Series 2006-45 Class OP 6/25/36 (j)	555	463
Series 2010-118 Class PB, 4.5% 10/25/40	4,546	4,666
Series 2012-149:
Class DA, 1.75% 1/25/43	827	783
Class GA, 1.75% 6/25/42	834	789
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	514	529
Series 2004-91 Class Z, 5% 12/25/34	3,823	4,029
Series 2005-117 Class JN, 4.5% 1/25/36	266	273
Series 2005-14 Class ZB, 5% 3/25/35	1,197	1,262
Series 2006-72 Class CY, 6% 8/25/26	2,259	2,374
Series 2009-59 Class HB, 5% 8/25/39	1,710	1,802
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	83	2
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	98	2
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	2,299	219
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.2351% 3/25/36 (d)(e)	2,530	2,592
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	388	12
Series 2012-27 Class EZ, 4.25% 3/25/42	6,553	6,706
Series 2016-26 Class CG, 3% 5/25/46	16,496	16,247
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.9065% 2/15/32 (d)(e)	36	36
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 3.2065% 10/15/33 (d)(e)	1,924	1,965
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.2065% 2/15/33 (d)(e)	1,136	1,158
planned amortization class:
Series 1141 Class G, 9% 9/15/21	17	17
Series 2682 Class LD, 4.5% 10/15/33	512	528
Series 3415 Class PC, 5% 12/15/37	346	363
Series 3840 Class VA, 4.5% 9/15/27	1,457	1,463
Series 3857 Class ZP, 5% 5/15/41	3,184	3,519
Series 4135 Class AB, 1.75% 6/15/42	621	589
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	5,820	6,278
Series 2587 Class AD, 4.71% 3/15/33	1,987	2,046
Series 2877 Class ZD, 5% 10/15/34	4,731	4,989
Series 3007 Class EW, 5.5% 7/15/25	3,548	3,707
Series 3745 Class KV, 4.5% 12/15/26	5,594	5,773
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,196
Series 3889 Class DZ, 4% 1/15/41	36,576	37,270
Series 3843 Class PZ, 5% 4/15/41	2,723	2,983
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	4,853	4,936
Series 4341 Class ML, 3.5% 11/15/31	7,702	7,744
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	36,229	36,102
Series 2018-4 Class MA, 3.5% 11/25/57	15,528	15,214
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	4,786	4,741
Class A2, 3.5% 6/25/28	1,570	1,533
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.7809% 1/20/38 (d)(e)	188	189
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.1609% 8/20/38 (d)(e)	1,489	1,516
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.2009% 9/20/38 (d)(e)	1,257	1,284
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.9104% 11/16/39 (d)(e)	737	744
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.8239% 9/20/61 (d)(e)(h)	7,507	7,534
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 10/20/61 (d)(e)(h)	4,814	4,835
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 11/20/61 (d)(e)(h)	4,158	4,187
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 1/20/62 (d)(e)(h)	2,702	2,720
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 1/20/62 (d)(e)(h)	3,841	3,862
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 3/20/62 (d)(e)(h)	2,246	2,256
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9239% 5/20/61 (d)(e)(h)	370	371
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.8739% 8/20/63 (d)(e)(h)	1,036	1,040
Class FD, 1 month U.S. LIBOR + 0.600% 2.8739% 8/20/63 (d)(e)(h)	2,725	2,734
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 2.9239% 12/20/63 (d)(e)(h)	33,769	33,979
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 1/20/64 (d)(e)(h)	11,942	11,992
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.5739% 3/20/65 (d)(e)(h)	414	414
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.5539% 5/20/63 (d)(e)(h)	3,776	3,773
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.4739% 4/20/63 (d)(e)(h)	3,694	3,688
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.6739% 12/20/62 (d)(e)(h)	3,339	3,339
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.5509% 10/20/47 (d)(e)	4,623	4,616
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.6009% 5/20/48 (d)(e)	5,775	5,781
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.6009% 6/20/48 (d)(e)	6,519	6,519
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	11,191	12,182
Series 2017-134 Class BA, 2.5% 11/20/46	717	686
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,580
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	2,795	2,756
Series 2013-H26 Class HA, 3.5% 9/20/63 (h)	28,979	29,013
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	6,918	6,842
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	4,427	4,355
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.7739% 9/20/62 (d)(e)(h)	13,383	13,389
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.9239% 11/20/65 (d)(e)(h)	1,647	1,649
Series 2004-22 Class M1, 5.5% 4/20/34	626	755
Series 2010-169 Class Z, 4.5% 12/20/40	7,219	7,457
Series 2010-H15 Class TP, 5.15% 8/20/60 (h)	6,374	6,434
Series 2010-H17 Class XP, 5.2957% 7/20/60 (d)(h)	6,125	6,188
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(h)	5,737	5,781
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	757	53
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.5988% 4/20/39 (d)(k)	2,282	2,305
Class ST, 8.800% - 1 month U.S. LIBOR 5.7322% 8/20/39 (d)(k)	7,377	7,516
Series 2013-H07 Class JA, 1.75% 3/20/63 (h)	18,905	18,619
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	8,915	8,857
Series 2015-H21:
Class HA, 2.5% 6/20/63 (h)	22,772	22,661
Class JA, 2.5% 6/20/65 (h)	2,582	2,565
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(h)	26,977	26,674
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.09% 5/20/66 (d)(e)(h)	21,385	21,470
Series 2017-186 Class HK, 3% 11/16/45	8,271	8,070
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (d)(e)(h)	18,851	18,881
Series 2090-118 Class XZ, 5% 12/20/39	14,999	16,155
		579,828
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $590,938)		579,828

Commercial Mortgage Securities - 10.2%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	39,507	37,283
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5269% 7/25/20 (d)(e)	10,600	10,600
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,704	3,753
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	19,000	18,540
Series 2018-K074 Class A2, 3.6% 1/25/28	2,600	2,591
Series K009 Class A2, 3.808% 8/25/20	5,591	5,629
Series K069 Class A2, 3.187% 9/25/27	5,900	5,715
Series K071 Class A2, 3.286% 11/25/27	8,900	8,668
Series K072 Class A2, 3.444% 12/25/27	23,829	23,491
Series K073 Class A2, 3.35% 1/25/28	37,300	36,580
Series K155:
Class A1, 3.75% 11/25/29	760	772
Class A2, 3.75% 11/25/32	7,700	7,725
Series K158 Class A2, 3.9% 12/25/30	8,400	8,471
Series K708 Class A2, 2.13% 1/25/19	14,921	14,887
Series K709 Class A2, 2.086% 3/25/19	13,976	13,935
Series K710 Class A2, 1.883% 5/25/19	15,604	15,538
Series K712 Class A2, 1.869% 11/25/19	13,626	13,499
Series K713 Class A2, 2.313% 3/25/20	5,312	5,269
Series K717 Class A2, 2.991% 9/25/21	12,968	12,884
Series K077 Class A2, 3.85% 5/25/28	11,260	11,431
Series K079 Class A2, 3.926% 6/25/28	17,044	17,392
Series K157 Class A2, 3.99% 5/25/33	13,669	14,018
Series K504 Class A2, 2.566% 9/25/20	15,350	15,261
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.6255% 2/25/20 (d)(e)	43,722	43,708
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	15,100	15,334
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $369,418)		362,974

Foreign Government and Government Agency Obligations - 3.9%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	80,216
5.5% 12/4/23	48	53
5.5% 4/26/24	6,065	6,794
Jordanian Kingdom 3% 6/30/25	19,267	18,861
Ukraine Government 1.471% 9/29/21	34,809	33,430
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,345)		139,354
	Shares	Value (000s)

Fixed-Income Funds - 24.3%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $869,594)	8,312,856	867,613

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.27% (m)
(Cost $26,813)	26,807,859	26,813

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	$608
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	975
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	1,879

TOTAL PUT OPTIONS			3,462

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	167
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	546
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	1,867

TOTAL CALL OPTIONS			2,580

TOTAL PURCHASED SWAPTIONS
(Cost $6,546)			6,042
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $3,704,735)			3,640,150
NET OTHER ASSETS (LIABILITIES) - (2.0)%			(70,539)
NET ASSETS - 100%			$3,569,611

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/48	$(18,000)	$(17,165)
3.5% 12/1/48	(18,000)	(17,655)
4% 12/1/48	(15,600)	(15,693)
4% 12/1/48	(18,000)	(18,107)
TOTAL TBA SALE COMMITMENTS
(Proceeds $68,554)		$(68,620)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,361	March 2019	$162,576	$399	$399
CBOT 2-Year U.S. Treasury Note Contracts (United States)	789	March 2019	166,467	85	85
CBOT 5-Year U.S. Treasury Note Contracts (United States)	802	March 2019	90,595	180	180
CBOT Long Term U.S. Treasury Bond Contracts (United States)	148	March 2019	20,706	76	76
TOTAL PURCHASED					740
Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	584	March 2019	73,876	(385)	(385)
TOTAL FUTURES CONTRACTS					$355

The notional amount of futures purchased as a percentage of Net Assets is 12.3%

The notional amount of futures sold as a percentage of Net Assets is 2.1%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2025	$19,075	$(6)	$0	$(6)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,292,000.

 (b) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $255,000.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $635,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,873,000 or 0.8% of net assets.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$126
Fidelity Mortgage Backed Securities Central Fund	6,755
Total	$6,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$869,177	$6,755	$--	$--	$(8,319)	$867,613	9.8%
Total	$869,177	$6,755	$--	$--	$(8,319)	$867,613

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,359,218	$--	$1,359,218	$--
U.S. Government Agency - Mortgage Securities	193,222	--	193,222	--
Asset-Backed Securities	105,086	--	105,086	--
Collateralized Mortgage Obligations	579,828	--	579,828	--
Commercial Mortgage Securities	362,974	--	362,974	--
Foreign Government and Government Agency Obligations	139,354	--	139,354	--
Fixed-Income Funds	867,613	867,613	--	--
Money Market Funds	26,813	26,813	--	--
Purchased Swaptions	6,042	--	6,042	--
Total Investments in Securities:	$3,640,150	$894,426	$2,745,724	$--
Derivative Instruments:
Assets
Futures Contracts	$740	$740	$--	$--
Total Assets	$740	$740	$--	$--
Liabilities
Futures Contracts	$(385)	$(385)	$--	$--
Swaps	(6)	--	(6)	--
Total Liabilities	$(391)	$(385)	$(6)	$--
Total Derivative Instruments:	$349	$355	$(6)	$--
Other Financial Instruments:
TBA Sale Commitments	$(68,620)	$--	$(68,620)	$--
Total Other Financial Instruments:	$(68,620)	$--	$(68,620)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

November 30, 2018

SLM-QTLY-0119
1.809098.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 58.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 55.5%
U.S. Treasury Bonds 3.375% 11/15/48	800	811
U.S. Treasury Notes:
1.125% 9/30/21	$9,060	$8,648
1.375% 4/30/20	2,170	2,128
1.375% 1/31/21	8,000	7,760
1.5% 7/15/20	5,688	5,571
1.625% 8/31/22	3,459	3,310
1.625% 5/31/23	1,096	1,039
1.75% 10/31/20	5,000	4,901
1.75% 12/31/20	11,330	11,093
1.75% 4/30/22	2,240	2,161
1.75% 6/30/22 (a)	24	23
1.875% 1/31/22	29,140	28,299
1.875% 3/31/22	20,608	19,984
1.875% 7/31/22	16,612	16,055
1.875% 10/31/22	18,448	17,786
2% 12/31/21	1,226	1,196
2% 10/31/22	3,250	3,149
2% 8/15/25 (a)(b)	39,301	37,099
2.125% 6/30/22	327	319
2.125% 12/31/22	2,977	2,894
2.125% 7/31/24	18,117	17,401
2.125% 5/15/25	1,053	1,004
2.25% 7/31/21	29,232	28,804
2.25% 12/31/24	8,407	8,104
2.25% 2/15/27	1,267	1,201
2.25% 11/15/27	4,691	4,417
2.375% 4/30/20	6,400	6,363
2.375% 4/15/21	11,560	11,443
2.375% 5/15/27	1,244	1,189
2.625% 8/31/20	6,000	5,981
2.625% 6/30/23	11,432	11,326
2.75% 6/30/25	7,900	7,823
2.875% 11/30/23	2,600	2,605
3% 9/30/25	7,176	7,213
3.125% 11/15/28	2,400	2,424
		291,524
Other Government Related - 2.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.6669% 12/7/20 (NCUA Guaranteed) (c)(d)	526	527
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.7679% 1/8/20 (NCUA Guaranteed) (c)(d)	856	857
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,139
		13,523
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $312,201)		305,047

U.S. Government Agency - Mortgage Securities - 6.3%
Fannie Mae - 5.1%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)	7	8
12 month U.S. LIBOR + 1.495% 3.819% 1/1/35 (c)(d)	30	31
12 month U.S. LIBOR + 1.551% 2.498% 2/1/44 (c)(d)	37	38
12 month U.S. LIBOR + 1.553% 2.578% 5/1/44 (c)(d)	105	109
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (c)(d)	7	7
12 month U.S. LIBOR + 1.558% 3.058% 2/1/44 (c)(d)	37	38
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)	10	11
12 month U.S. LIBOR + 1.570% 2.535% 5/1/44 (c)(d)	79	81
12 month U.S. LIBOR + 1.574% 2.622% 4/1/44 (c)(d)	161	167
12 month U.S. LIBOR + 1.580% 2.454% 4/1/44 (c)(d)	73	76
12 month U.S. LIBOR + 1.580% 2.563% 1/1/44 (c)(d)	67	70
12 month U.S. LIBOR + 1.617% 4.054% 3/1/33 (c)(d)	19	20
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (c)(d)	13	13
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (c)(d)	21	22
12 month U.S. LIBOR + 1.728% 4.034% 11/1/36 (c)(d)	42	44
12 month U.S. LIBOR + 1.741% 3.737% 3/1/40 (c)(d)	206	215
12 month U.S. LIBOR + 1.745% 3.742% 7/1/35 (c)(d)	8	9
12 month U.S. LIBOR + 1.760% 3.613% 2/1/37 (c)(d)	81	85
12 month U.S. LIBOR + 1.800% 2.71% 1/1/42 (c)(d)	132	138
12 month U.S. LIBOR + 1.818% 2.69% 2/1/42 (c)(d)	205	215
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)	4	4
12 month U.S. LIBOR + 1.885% 3.972% 4/1/36 (c)(d)	62	66
12 month U.S. LIBOR + 2.176% 4.353% 8/1/35 (c)(d)	38	39
6 month U.S. LIBOR + 1.510% 4.01% 2/1/33 (c)(d)(e)	5	5
6 month U.S. LIBOR + 1.535% 4.035% 12/1/34 (c)(d)	8	8
6 month U.S. LIBOR + 1.535% 4.035% 3/1/35 (c)(d)	6	7
6 month U.S. LIBOR + 1.556% 4.06% 10/1/33 (c)(d)	4	4
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.146% 4.249% 7/1/36 (c)(d)	32	34
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)	9	9
3% 10/1/46	300	286
3% 12/1/48 (f)	200	191
3% 12/1/48 (f)	2,300	2,193
3% 12/1/48 (f)	650	620
3% 12/1/48 (f)	700	668
3% 12/1/48 (f)	1,750	1,669
3.5% 7/1/32 to 7/1/48	8,288	8,169
3.5% 12/1/48 (f)	2,000	1,962
3.5% 12/1/48 (f)	2,000	1,962
4.5% 11/1/25 to 6/1/41	1,360	1,408
4.5% 12/1/48 (f)	200	206
4.5% 12/1/48 (f)	50	51
4.5% 12/1/48 (f)	150	154
4.5% 1/1/49 (f)	250	257
4.5% 1/1/49 (f)	150	154
5% 1/1/22 to 4/1/22	11	11
5.5% 8/1/25 to 5/1/44	3,464	3,735
6% 1/1/34 to 6/1/36	753	829
6.5% 2/1/22 to 8/1/36	772	854
		26,967
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(d)	7	7
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)	14	14
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	13	13
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (c)(d)	235	247
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(d)	14	15
12 month U.S. LIBOR + 1.880% 4.711% 10/1/41 (c)(d)	187	193
12 month U.S. LIBOR + 1.883% 4.497% 10/1/42 (c)(d)	126	130
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)	23	24
12 month U.S. LIBOR + 2.078% 4.393% 3/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (c)(d)	15	15
6 month U.S. LIBOR + 1.647% 4.152% 2/1/37 (c)(d)	16	16
6 month U.S. LIBOR + 1.665% 4.165% 7/1/35 (c)(d)	240	248
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (c)(d)	21	22
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (c)(d)	5	6
6 month U.S. LIBOR + 1.844% 4.343% 10/1/36 (c)(d)	58	60
6 month U.S. LIBOR + 1.913% 4.412% 10/1/35 (c)(d)	38	39
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (c)(d)	66	69
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (c)(d)	21	22
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (c)(d)	16	17
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (c)(d)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.926% 6/1/33 (c)(d)	59	62
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.105% 4/1/34 (c)(d)	198	207
U.S. TREASURY 1 YEAR INDEX + 2.387% 3.832% 2/1/36 (c)(d)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (c)(d)	47	50
3% 11/1/33	1,045	1,028
3.5% 7/1/32	564	566
6% 1/1/24	129	134
6.5% 12/1/21	32	34
9.5% 5/1/20 to 6/1/21	2	2
10% 2/1/20 to 3/1/21	0	0
10.5% 1/1/21	0	0
11% 9/1/20	0	0
		3,250
Ginnie Mae - 0.6%
6% 6/15/36	655	727
8% 12/15/23	39	42
10.5% 6/15/19 to 10/15/21	4	4
4.297% 8/20/61 (c)(g)	73	73
4.5% 3/20/47 to 8/20/48	523	541
4.588% 2/20/62 (c)(g)	226	228
4.667% 2/20/62 (c)(g)	223	224
4.732% 1/20/62 (c)(g)	1,027	1,032
5.47% 8/20/59 (c)(g)	1	1
11% 1/20/21	2	2
		2,874
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $33,050)		33,091

Asset-Backed Securities - 2.7%
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.8469% 5/28/30 (c)(d)	$195	$194
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.8369% 2/25/32 (c)(d)	187	187
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.6151% 7/26/66 (c)(d)(h)	710	710
Class A2, 1 month U.S. LIBOR + 0.600% 2.9151% 7/26/66 (c)(d)(h)	2,013	2,019
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.5051% 3/25/67 (c)(d)(h)	936	936
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.5899% 1/25/30 (c)(d)	606	605
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.7393% 7/28/21 (c)(d)	2,388	2,388
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.9599% 1/26/26 (c)(d)	6,937	6,960
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	58	59
TOTAL ASSET-BACKED SECURITIES
(Cost $14,042)		14,058

Collateralized Mortgage Obligations - 18.8%
U.S. Government Agency - 18.8%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.64% 4/25/24 (c)(d)	264	263
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.2951% 8/25/31 (c)(d)	59	61
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.3151% 4/25/32 (c)(d)	13	14
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.7651% 11/25/32 (c)(d)	658	662
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.3151% 11/25/32 (c)(d)	27	28
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.2451% 6/25/36 (c)(d)	888	904
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	103	107
Series 2005-19 Class PA, 5.5% 7/25/34	130	131
Series 2005-64 Class PX, 5.5% 6/25/35	214	223
Series 2005-68 Class CZ, 5.5% 8/25/35	687	741
Series 2012-149:
Class DA, 1.75% 1/25/43	138	131
Class GA, 1.75% 6/25/42	139	132
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	108	111
Series 2004-52 Class KZ, 5.5% 7/25/34	1,494	1,609
Series 2004-91 Class Z, 5% 12/25/34	846	891
Series 2009-59 Class HB, 5% 8/25/39	358	377
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	516	49
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.2351% 3/25/36 (c)(d)	545	558
Series 2011-67 Class AI, 4% 7/25/26 (e)	141	12
Series 2016-26 Class CG, 3% 5/25/46	2,107	2,076
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.7065% 11/15/32 (c)(d)	118	118
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.2065% 2/15/33 (c)(d)	245	250
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.7065% 3/15/34 (c)(d)	276	278
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	281	298
Series 3415 Class PC, 5% 12/15/37	97	102
Series 3840 Class VA, 4.5% 9/15/27	244	245
Series 4135 Class AB, 1.75% 6/15/42	104	98
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	304	323
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,220	1,316
Series 2004-2862 Class NE, 5% 9/15/24	1,928	1,983
Series 2145 Class MZ, 6.5% 4/15/29	355	388
Series 2357 Class ZB, 6.5% 9/15/31	219	242
Series 2877 Class ZD, 5% 10/15/34	1,043	1,100
Series 2998 Class LY, 5.5% 7/15/25	96	100
Series 3007 Class EW, 5.5% 7/15/25	450	470
Series 3745 Class KV, 4.5% 12/15/26	957	987
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	735	748
Series 4341 Class ML, 3.5% 11/15/31	1,125	1,131
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	6,938	6,913
Series 2018-4 Class MA, 3.5% 11/25/57	4,649	4,555
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	928	920
Class A2, 3.5% 6/25/28	230	225
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.8009% 7/20/37 (c)(d)	156	157
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.7809% 1/20/38 (c)(d)	40	40
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.9104% 11/16/39 (c)(d)	153	154
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.8404% 12/16/39 (c)(d)	120	121
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 7/20/60 (c)(d)(g)	2,059	2,055
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.5739% 9/20/60 (c)(d)(g)	2,527	2,520
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.5739% 8/20/60(c)(d)(g)	2,662	2,654
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6539% 12/20/60 (c)(d)(g)	730	729
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 12/20/60 (c)(d)(g)	1,361	1,363
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 2/20/61 (c)(d)(g)	2,719	2,723
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.7639% 2/20/61 (c)(d)(g)	3,130	3,135
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 4/20/61 (c)(d)(g)	1,019	1,021
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (c)(d)(g)	1,218	1,221
Class FC, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (c)(d)(g)	1,146	1,149
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.8039% 6/20/61 (c)(d)(g)	1,399	1,402
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 10/20/61 (c)(d)(g)	1,382	1,388
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 11/20/61 (c)(d)(g)	1,193	1,202
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 1/20/62 (c)(d)(g)	778	783
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 1/20/62 (c)(d)(g)	1,101	1,107
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 3/20/62 (c)(d)(g)	647	650
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9239% 5/20/61 (c)(d)(g)	55	55
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.5539% 5/20/63 (c)(d)(g)	651	650
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.4739% 4/20/63 (c)(d)(g)	633	632
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.5509% 10/20/47 (c)(d)	671	670
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.6009% 5/20/48 (c)(d)	833	834
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.6009% 6/20/48 (c)(d)	944	944
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	1,970
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	292	36
Series 2011-68 Class EC, 3.5% 4/20/41	755	758
Series 2017-134 Class BA, 2.5% 11/20/46	132	127
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	452	446
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	742	730
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.7739% 9/20/62 (c)(d)(g)	2,032	2,033
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.9239% 11/20/65 (c)(d)(g)	319	319
Series 2010-169 Class Z, 4.5% 12/20/40	1,054	1,089
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	1,378	1,391
Series 2010-H17 Class XP, 5.2957% 7/20/60 (c)(g)	1,296	1,310
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	1,208	1,217
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	162	11
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.5988% 4/20/39 (c)(i)	466	470
Class ST, 8.800% - 1 month U.S. LIBOR 5.7322% 8/20/39 (c)(i)	1,505	1,534
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	978	962
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	2,627	2,587
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	2,015	2,002
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	4,927	4,903
Class JA, 2.5% 6/20/65 (g)	437	434
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	4,511	4,460
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.09% 5/20/66 (c)(d)(g)	3,269	3,282
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (c)(d)(g)	2,968	2,973
Series 2090-118 Class XZ, 5% 12/20/39	2,376	2,560
		98,833
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $99,886)		98,833

Commercial Mortgage Securities - 10.8%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	5,462	5,154
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5269% 7/25/20 (c)(d)	1,400	1,400
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	772	783
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	2,500	2,439
Series K069 Class A2, 3.187% 9/25/27	800	775
Series K071 Class A2, 3.286% 11/25/27	1,200	1,169
Series K072 Class A2, 3.444% 12/25/27	3,153	3,108
Series K073 Class A2, 3.35% 1/25/28	4,900	4,805
Series K080 Class A2, 3.926% 7/25/28	4,900	5,004
Series K155 Class A1, 3.75% 11/25/29	109	110
Series K158 Class A2, 3.9% 12/25/30	1,200	1,210
Series K708 Class A2, 2.13% 1/25/19	1,957	1,952
Series K709 Class A2, 2.086% 3/25/19	1,941	1,935
Series K710 Class A2, 1.883% 5/25/19	2,262	2,253
Series K712 Class A2, 1.869% 11/25/19	1,933	1,915
Series K713 Class A2, 2.313% 3/25/20	786	779
Series K717 Class A2, 2.991% 9/25/21	670	666
Series K076 Class A2, 3.9% 6/25/51	1,300	1,325
Series K077 Class A2, 3.85% 5/25/28	1,606	1,630
Series K079 Class A2, 3.926% 6/25/28	2,509	2,560
Series K084 Class A2, 3.78% 10/25/28	1,200	1,209
Series K157 Class A2, 3.99% 5/25/33	2,020	2,072
Series K504 Class A2, 2.566% 9/25/20	1,902	1,891
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.6255% 2/25/20 (c)(d)	6,130	6,128
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	4,300	4,367
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $57,535)		56,639

Foreign Government and Government Agency Obligations - 4.3%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,052
5.5% 12/4/23	10,710	11,932
5.5% 4/26/24	1,100	1,232
Jordanian Kingdom 3% 6/30/25	3,329	3,259
Ukraine Government 1.471% 9/29/21	1,400	1,345
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,417)		22,820
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.27% (j)
(Cost $8,681)	8,679,250	8,681

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,300	$148
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	154

TOTAL PUT OPTIONS			302

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,300	47
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	49

TOTAL CALL OPTIONS			96

TOTAL PURCHASED SWAPTIONS
(Cost $440)			398
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $548,252)			539,567
NET OTHER ASSETS (LIABILITIES) - (2.7)%			(14,334)
NET ASSETS - 100%			$525,233

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 12/1/48	$(6,600)	$(6,474)
4.5% 12/1/48	(250)	(257)
4.5% 12/1/48	(150)	(154)

TOTAL FANNIE MAE		(6,885)

Ginnie Mae
4.5% 12/1/48	(200)	(206)
4.5% 12/1/48	(100)	(103)
4.5% 12/1/48	(150)	(155)
4.5% 12/1/48	(50)	(52)

TOTAL GINNIE MAE		(516)

TOTAL TBA SALE COMMITMENTS
(Proceeds $7,392)		$(7,401)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	58	March 2019	$6,928	$14	$14
CBOT 2-Year U.S. Treasury Note Contracts (United States)	213	March 2019	44,940	23	23
CBOT 5-Year U.S. Treasury Note Contracts (United States)	271	March 2019	30,612	61	61
TOTAL PURCHASED FUTURES					98
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	32	March 2019	4,477	(31)	(31)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	35	March 2019	4,428	(23)	(23)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	March 2019	1,219	(3)	(3)
TOTAL SOLD FUTURES					(57)
TOTAL FUTURES CONTRACTS					$41

The notional amount of futures purchased as a percentage of Net Assets is 15.7%

The notional amount of futures sold as a percentage of Net Assets is 1.9%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Dec. 2025	$475	$0	$0	$0

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $267,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $18,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,665,000 or 0.7% of net assets.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$34
Total	$34

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$305,047	$--	$305,047	$--
U.S. Government Agency - Mortgage Securities	33,091	--	33,091	--
Asset-Backed Securities	14,058	--	14,058	--
Collateralized Mortgage Obligations	98,833	--	98,833	--
Commercial Mortgage Securities	56,639	--	56,639	--
Foreign Government and Government Agency Obligations	22,820	--	22,820	--
Money Market Funds	8,681	8,681	--	--
Purchased Swaptions	398	--	398	--
Total Investments in Securities:	$539,567	$8,681	$530,886	$--
Derivative Instruments:
Assets
Futures Contracts	$98	$98	$--	$--
Total Assets	$98	$98	$--	$--
Liabilities
Futures Contracts	$(57)	$(57)	$--	$--
Swaps	--	--	--	--
Total Liabilities	$(57)	$(57)	$--	$--
Total Derivative Instruments:	$41	$41	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(7,401)	$--	$(7,401)	$--
Total Other Financial Instruments:	$(7,401)	$--	$(7,401)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond Fund

November 30, 2018

TBD-QTLY-0119
1.824865.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.6%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$3,638,000	$3,023,898
3.375% 8/15/26		1,918,000	1,683,812
			4,707,710
Nonconvertible Bonds - 32.6%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.1%
Altice Finco SA 7.625% 2/15/25 (b)		3,399,000	2,906,145
AT&T, Inc.:
2.45% 6/30/20		7,195,000	7,090,424
3% 6/30/22		7,993,000	7,749,724
3.4% 5/15/25		25,177,000	23,435,785
3.6% 2/17/23		26,826,000	26,409,817
4.45% 4/1/24		1,500,000	1,507,660
5.875% 10/1/19		3,787,000	3,869,098
6.3% 1/15/38		10,617,000	11,228,818
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,051,000	972,186
BellSouth Capital Funding Corp. 7.875% 2/15/30		25,000	29,211
British Telecommunications PLC 0.875% 9/26/23 (Reg. S)	EUR	2,134,000	2,369,105
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		395,000	366,363
7.5% 10/15/26 (b)		3,415,000	3,301,895
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		901,000	893,125
Frontier Communications Corp.:
10.5% 9/15/22		2,402,000	1,921,600
11% 9/15/25		4,077,000	2,874,285
GTH Finance BV:
6.25% 4/26/20 (b)		487,000	492,706
7.25% 4/26/23 (b)		2,710,000	2,772,064
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	3,100,000	3,399,592
Level 3 Communications, Inc. 5.75% 12/1/22		3,067,000	3,067,000
Level 3 Financing, Inc.:
5.375% 1/15/24		4,315,000	4,235,129
5.375% 5/1/25		1,758,000	1,711,853
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		538,000	524,195
Qwest Corp. 6.75% 12/1/21		1,650,000	1,719,381
Sable International Finance Ltd. 6.875% 8/1/22 (b)		1,770,000	1,819,560
SFR Group SA:
6.25% 5/15/24 (b)		5,358,000	5,183,865
7.375% 5/1/26 (b)		2,871,000	2,756,160
8.125% 2/1/27 (b)		3,701,000	3,626,980
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,051,000	1,061,394
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		2,800,000	2,562,000
U.S. West Communications 7.25% 9/15/25		1,800,000	1,907,324
Verizon Communications, Inc.:
2.625% 2/21/20		7,995,000	7,935,791
3.85% 11/1/42		3,697,000	3,099,182
4.522% 9/15/48		5,655,000	5,183,282
4.862% 8/21/46		10,531,000	10,047,946
5.012% 4/15/49		5,836,000	5,672,877
5.012% 8/21/54		35,063,000	33,144,446
5.5% 3/16/47		22,998,000	24,019,575
			222,867,543
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43		6,238,000	5,857,207
5.15% 4/30/20		7,399,000	7,584,606
5.95% 4/1/41		4,363,000	4,830,218
Netflix, Inc. 4.375% 11/15/26		3,663,000	3,359,704
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		3,503,463	2,032,009
Time Warner, Inc.:
3.6% 7/15/25		4,081,000	3,827,205
6.2% 3/15/40		7,512,000	7,692,553
			35,183,502
Interactive Media & Services - 0.0%
Uber Technologies, Inc. 7.5% 11/1/23 (b)		956,000	934,490
Media - 1.9%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,723,611
7.75% 12/1/45		3,932,000	5,672,948
Altice Financing SA:
6.625% 2/15/23 (b)		1,771,000	1,748,863
7.5% 5/15/26 (b)		6,488,000	6,098,720
Altice SA:
7.25% 5/15/22 (Reg. S)	EUR	510,000	558,583
7.75% 5/15/22 (b)		3,450,000	3,286,125
Cablevision SA 6.5% 6/15/21 (b)		645,000	626,624
Cablevision Systems Corp. 5.875% 9/15/22		1,988,000	1,988,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		4,074,000	3,879,263
5% 2/1/28 (b)		12,200,000	11,361,250
5.125% 2/15/23		720,000	714,600
5.125% 5/1/23 (b)		4,791,000	4,761,056
5.125% 5/1/27 (b)		7,097,000	6,724,408
5.5% 5/1/26 (b)		7,769,000	7,565,064
5.75% 2/15/26 (b)		7,122,000	7,122,071
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,028,787
4.908% 7/23/25		13,008,000	12,950,063
5.375% 5/1/47		32,692,000	29,170,891
6.484% 10/23/45		5,223,000	5,225,706
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,004,961
3.969% 11/1/47		10,806,000	9,296,999
3.999% 11/1/49		12,298,000	10,649,260
4% 3/1/48		6,094,000	5,359,961
4.6% 8/15/45		8,807,000	8,443,648
4.65% 7/15/42		7,870,000	7,600,383
6.45% 3/15/37		1,399,000	1,638,095
CSC Holdings LLC:
5.25% 6/1/24		2,729,000	2,592,550
5.375% 7/15/23 (b)		6,090,000	6,044,325
5.375% 2/1/28 (b)		1,816,000	1,707,040
5.5% 5/15/26 (b)		4,409,000	4,269,841
5.5% 4/15/27 (b)		2,577,000	2,473,920
6.75% 11/15/21		5,240,000	5,488,900
7.5% 4/1/28 (b)		3,026,000	3,116,719
7.75% 7/15/25 (b)		3,676,000	3,850,536
DISH DBS Corp.:
5.875% 7/15/22		2,548,000	2,430,155
5.875% 11/15/24		8,151,000	6,928,350
7.75% 7/1/26		863,000	765,373
E.W. Scripps Co. 5.125% 5/15/25 (b)		1,988,000	1,863,750
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,334,000	1,247,290
4.875% 4/11/22 (b)		360,000	355,320
5.125% 3/31/27 (b)		370,000	340,404
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,378,296
2.75% 4/13/23 (Reg. S)	EUR	1,700,000	1,983,112
MDC Partners, Inc. 6.5% 5/1/24 (b)		8,976,000	7,629,600
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (b)		2,504,000	2,441,400
5.5% 10/1/21 (b)		561,000	562,930
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,819,000	2,756,700
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		3,880,000	3,742,221
5% 8/1/27 (b)		5,281,000	4,964,140
5.375% 4/15/25 (b)		4,109,000	4,047,365
6% 7/15/24 (b)		4,182,000	4,281,323
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	1,886,000	2,253,299
Time Warner Cable, Inc.:
4% 9/1/21		12,918,000	12,884,869
4.5% 9/15/42		19,455,000	15,354,766
5.5% 9/1/41		8,265,000	7,419,265
5.875% 11/15/40		10,540,000	10,001,640
6.55% 5/1/37		24,401,000	24,765,423
7.3% 7/1/38		24,672,000	26,683,774
8.25% 4/1/19		15,539,000	15,779,706
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		5,131,000	4,896,719
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		2,762,000	2,600,561
VTR Finance BV 6.875% 1/15/24 (b)		2,234,000	2,264,718
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,797,000	3,462,408
6% 1/15/27 (b)		3,571,000	3,204,973
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,495,000	7,910,969
			392,944,590
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	5,692,681
Citizens Utilities Co. 7.05% 10/1/46		3,749,000	1,930,735
Comcel Trust 6.875% 2/6/24 (b)		1,609,000	1,629,450
Digicel Group Ltd. 6.75% 3/1/23 (b)		806,000	648,830
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		5,007,000	5,238,824
8.5% 10/15/24 (b)		4,545,000	4,500,005
9.5% 9/30/22 (b)		2,548,000	2,936,570
Millicom International Cellular SA:
6% 3/15/25 (b)		828,000	812,475
6.625% 10/15/26 (b)		4,446,000	4,490,460
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		525,000	504,000
6.5% 10/13/26 (b)		424,000	409,499
MTS International Funding Ltd. 5% 5/30/23 (b)		859,000	831,083
Sprint Communications, Inc. 6% 11/15/22		8,846,000	8,842,462
Sprint Corp.:
7.25% 9/15/21		2,701,000	2,815,793
7.625% 3/1/26		2,513,000	2,575,825
7.875% 9/15/23		15,968,000	16,766,400
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		2,583,000	2,424,016
6.375% 3/1/25		3,096,000	3,185,010
6.5% 1/15/24		3,877,000	3,993,310
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,258,000	1,222,147
Tele2 AB 1.125% 5/15/24 (Reg. S)	EUR	2,350,000	2,633,581
			74,083,156
TOTAL COMMUNICATION SERVICES			726,013,281
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		4,253,000	4,003,136
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,763,000	2,542,026
			6,545,162
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.15% 1/15/20		17,361,000	17,242,663
3.2% 7/13/20		12,869,000	12,730,573
3.5% 7/10/19		6,856,000	6,859,851
4% 1/15/25		11,521,000	10,822,595
4.2% 3/1/21		16,735,000	16,656,235
4.25% 5/15/23		3,453,000	3,366,250
4.375% 9/25/21		30,556,000	30,531,554
Volkswagen Financial Services AG:
0.25% 10/16/20 (Reg. S)	EUR	2,468,000	2,782,199
1.875% 9/7/21 (Reg. S)	GBP	2,300,000	2,893,115
			103,885,035
Diversified Consumer Services - 0.1%
Frontdoor, Inc. 6.75% 8/15/26 (b)		1,124,000	1,083,255
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,483,779
Laureate Education, Inc. 8.25% 5/1/25 (b)		2,940,000	3,138,450
Service Corp. International 4.625% 12/15/27		2,577,000	2,403,053
			12,108,537
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,870,000	1,769,488
5% 10/15/25 (b)		3,361,000	3,167,743
Aramark Services, Inc.:
4.75% 6/1/26		4,603,000	4,384,358
5% 2/1/28 (b)		2,172,000	2,063,400
5.125% 1/15/24		1,605,000	1,613,025
Delta Merger Sub, Inc. 6% 9/15/26 (b)		615,000	595,013
Eldorado Resorts, Inc. 6% 4/1/25		2,639,000	2,573,025
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,169,000	1,117,856
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		3,243,000	3,221,921
Golden Nugget, Inc. 6.75% 10/15/24 (b)		8,330,000	8,163,400
Hilton Escrow Issuer LLC 4.25% 9/1/24		4,638,000	4,423,029
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		1,644,000	1,586,460
4.875% 4/1/27		975,000	929,906
MCE Finance Ltd. 4.875% 6/6/25 (b)		7,973,000	7,081,947
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		10,728,000	9,890,358
4.5% 1/15/28		3,959,000	3,493,818
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		597,000	589,538
Scientific Games Corp.:
5% 10/15/25 (b)		3,249,000	3,041,551
6.625% 5/15/21		5,476,000	5,284,340
10% 12/1/22		4,800,000	4,973,520
Stars Group Holdings BV 7% 7/15/26 (b)		6,920,000	6,894,050
Station Casinos LLC 5% 10/1/25 (b)		2,733,000	2,497,279
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		1,628,000	1,623,930
7.25% 11/30/21 (b)		3,138,000	3,196,053
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		618,000	577,830
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,299,480	1,481,132
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		3,284,000	3,160,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		3,013,000	2,752,225
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		3,975,000	3,607,313
5.5% 10/1/27 (b)		4,115,000	3,641,775
			99,396,133
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.9363% 7/15/21 (b)(c)(d)		898,000	904,645
5.125% 7/15/23 (b)		3,294,000	3,215,768
			4,120,413
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. 4.875% 4/15/28		2,988,000	2,756,430
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		3,806,000	3,634,730
6.375% 5/15/25		5,170,000	5,073,063
			11,464,223
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)		6,817,000	6,425,023
Specialty Retail - 0.0%
Sally Holdings LLC 5.625% 12/1/25		443,000	425,280
TOTAL CONSUMER DISCRETIONARY			244,369,806
CONSUMER STAPLES - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (e)		12,014,000	11,772,390
3.3% 2/1/23		26,495,000	25,653,510
4.7% 2/1/36		25,085,000	23,630,357
4.9% 2/1/46		28,689,000	26,824,881
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22		6,509,000	6,483,672
4.75% 4/15/58		17,929,000	15,832,384
Central American Bottling Corp. 5.75% 1/31/27 (b)		188,000	184,710
Constellation Brands, Inc.:
3.875% 11/15/19		1,503,000	1,508,980
4.25% 5/1/23		3,316,000	3,333,952
			115,224,836
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,010,000	2,919,700
Casino Guichard Perrachon SA 4.407% 8/6/19 (c)	EUR	400,000	457,396
ESAL GmbH 6.25% 2/5/23 (b)		150,000	147,375
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		5,398,000	5,356,973
3.3% 11/18/21		6,403,000	6,313,270
			15,194,714
Food Products - 0.1%
CF Industries Holdings, Inc. 5.15% 3/15/34		178,000	153,080
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		637,000	623,470
JBS Investments II GmbH 7% 1/15/26 (b)		462,000	450,450
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,605,000	1,552,838
5.875% 7/15/24 (b)		10,760,000	10,571,700
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,367,000	1,319,155
4.875% 11/1/26 (b)		991,000	965,234
Post Holdings, Inc.:
5% 8/15/26 (b)		2,064,000	1,893,720
5.625% 1/15/28 (b)		2,067,000	1,917,143
5.75% 3/1/27 (b)		1,714,000	1,606,875
			21,053,665
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (b)		2,962,000	2,606,560
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,223,000	1,211,534
			3,818,094
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		6,099,000	5,883,307
4% 1/31/24		4,082,000	4,078,037
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	3,055,000	3,141,481
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		12,741,000	12,515,654
3.375% 2/26/26 (Reg. S)	EUR	956,000	1,152,181
3.75% 7/21/22 (b)		12,933,000	12,686,676
4.25% 7/21/25 (b)		11,765,000	11,500,693
8.125% 3/15/24	GBP	1,360,000	2,169,864
Reynolds American, Inc.:
3.25% 6/12/20		2,086,000	2,067,740
4% 6/12/22		7,254,000	7,183,035
4.45% 6/12/25		11,824,000	11,494,653
5.7% 8/15/35		2,699,000	2,702,616
5.85% 8/15/45		22,737,000	21,997,475
6.15% 9/15/43		2,874,000	2,919,593
7.25% 6/15/37		3,221,000	3,668,451
Vector Group Ltd. 6.125% 2/1/25 (b)		9,591,000	8,583,945
			113,745,401
TOTAL CONSUMER STAPLES			269,036,710
ENERGY - 6.7%
Energy Equipment & Services - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		1,461,000	1,424,475
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		12,030,000	12,274,564
6.5% 4/1/20		470,000	485,952
Ensco PLC:
4.5% 10/1/24		4,029,000	2,981,460
5.2% 3/15/25		8,288,000	6,200,419
5.75% 10/1/44		4,970,000	3,056,550
7.75% 2/1/26		3,282,000	2,707,650
Halliburton Co.:
3.8% 11/15/25		6,237,000	6,006,763
4.85% 11/15/35		5,447,000	5,324,513
Jonah Energy LLC 7.25% 10/15/25 (b)		3,745,000	2,771,300
Nabors Industries, Inc.:
5.5% 1/15/23		2,116,000	1,862,068
5.75% 2/1/25		3,380,000	2,756,701
Noble Holding International Ltd.:
5.25% 3/15/42		1,204,000	770,560
7.75% 1/15/24		1,923,000	1,682,625
7.875% 2/1/26 (b)		1,230,000	1,146,975
7.95% 4/1/25 (c)		6,584,000	5,629,320
8.95% 4/1/45 (c)		4,655,000	3,747,275
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,516,000	1,585,342
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,360,000	1,319,200
5.75% 4/15/25		4,097,000	3,871,665
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,282,000	1,221,426
7.625% 11/7/24 (b)		415,000	417,594
Weatherford International Ltd.:
5.95% 4/15/42		822,000	460,320
6.5% 8/1/36		1,134,000	635,040
7% 3/15/38		322,000	184,345
9.875% 2/15/24		3,825,000	2,562,750
Weatherford International, Inc. 9.875% 3/1/25 (b)		6,680,000	4,392,100
			77,478,952
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Finance Co. 7.5% 5/1/31		18,848,000	21,865,425
Anadarko Petroleum Corp.:
4.5% 7/15/44		30,708,000	26,112,252
4.85% 3/15/21		4,287,000	4,375,676
5.55% 3/15/26		8,796,000	9,125,800
6.45% 9/15/36		9,047,000	9,615,987
6.6% 3/15/46		18,160,000	20,093,706
California Resources Corp. 8% 12/15/22 (b)		7,065,000	5,369,400
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	15,307,835
5.85% 2/1/35		6,942,000	7,216,294
Cenovus Energy, Inc. 4.25% 4/15/27		19,799,000	17,659,231
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		3,564,000	3,452,625
5.875% 3/31/25		3,373,000	3,474,190
7% 6/30/24		4,705,000	5,069,638
Cheniere Energy Partners LP:
5.25% 10/1/25		12,977,000	12,636,354
5.625% 10/1/26 (b)		1,507,000	1,465,558
Chesapeake Energy Corp.:
4.875% 4/15/22		2,379,000	2,212,470
5.75% 3/15/23		3,555,000	3,306,150
8% 1/15/25		1,841,000	1,771,963
8% 6/15/27		2,099,000	1,994,050
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,280,000	1,321,600
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,388,000	4,349,605
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		9,868,000	9,822,340
4.5% 6/1/25		2,999,000	3,022,544
Comstock Escrow Corp. 9.75% 8/15/26 (b)		5,444,000	4,954,040
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (b)(c)(d)		9,412,000	9,411,947
6.5% 5/15/26 (b)		2,695,000	2,627,625
6.875% 6/15/25 (b)		2,994,000	2,963,312
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		5,549,000	5,493,510
DCP Midstream LLC:
4.75% 9/30/21 (b)		7,220,000	7,201,950
5.85% 5/21/43 (b)(c)		18,362,000	15,424,080
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,374,230
5.375% 7/15/25		3,701,000	3,705,626
Denbury Resources, Inc.:
4.625% 7/15/23		141,000	99,405
5.5% 5/1/22		1,726,000	1,320,908
6.375% 8/15/21		551,000	473,860
9% 5/15/21 (b)		4,001,000	4,011,003
9.25% 3/31/22 (b)		5,169,000	5,156,078
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		3,562,087	3,405,355
Duke Energy Field Services 6.45% 11/3/36 (b)		8,754,000	8,754,000
El Paso Corp. 6.5% 9/15/20		10,282,000	10,728,206
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		5,762,000	5,582,674
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		2,566,000	2,550,210
3.9% 5/15/24 (c)		2,707,000	2,592,022
Enbridge Energy Partners LP:
4.2% 9/15/21		8,493,000	8,558,963
4.375% 10/15/20		7,211,000	7,273,774
Enbridge, Inc.:
4.25% 12/1/26		4,925,000	4,804,544
5.5% 12/1/46		5,684,000	5,783,248
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		548,000	563,070
5.75% 1/30/28 (b)		551,000	564,775
Energy Transfer Partners LP:
4.2% 9/15/23		3,683,000	3,608,843
4.95% 6/15/28		12,566,000	12,142,883
5.8% 6/15/38		7,006,000	6,609,629
6% 6/15/48		4,563,000	4,393,600
Enterprise Products Operating LP:
2.55% 10/15/19		1,893,000	1,879,370
3.75% 2/15/25		6,359,000	6,202,835
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		596,000	573,650
8% 11/29/24 (b)		6,676,000	5,808,120
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,198,000	1,209,980
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,164,000	1,161,742
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		3,290,000	3,241,637
7% 6/15/23		6,352,000	6,256,720
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		414,000	388,125
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		6,462,000	6,268,140
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,784,000	4,341,480
5.75% 10/1/25 (b)		1,360,000	1,258,000
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		3,064,000	2,818,880
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,331,000	2,308,161
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		538,000	523,770
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		7,224,000	7,151,765
5.5% 3/1/44		27,364,000	25,981,620
6.55% 9/15/40		1,203,000	1,275,938
Kinder Morgan, Inc.:
5% 2/15/21 (b)		6,757,000	6,882,793
5.05% 2/15/46		3,092,000	2,792,291
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		3,415,000	3,389,388
7.875% 8/1/21 (b)		1,605,000	1,594,969
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		3,023,000	2,924,753
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,655,633
MPLX LP:
4.5% 7/15/23		6,299,000	6,325,144
4.8% 2/15/29		3,672,000	3,613,356
4.875% 12/1/24		8,532,000	8,630,488
5.5% 2/15/49		11,018,000	10,527,456
Nakilat, Inc. 6.067% 12/31/33 (b)		1,258,000	1,371,472
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		4,986,000	3,749,971
Pan American Energy LLC 7.875% 5/7/21 (b)		2,060,000	2,070,300
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		456,000	430,920
5.375% 1/15/25 (b)		3,695,000	3,537,963
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		637,000	637,000
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,743,000	4,731,143
Pemex Project Funding Master Trust 6.625% 6/15/35		4,403,000	3,850,424
Petrobras Energia SA 7.375% 7/21/23(b)		1,093,000	1,005,571
Petrobras Global Finance BV:
4.375% 5/20/23		12,803,000	12,249,910
4.75% 1/14/25	EUR	1,886,000	2,188,440
5.75% 2/1/29		25,591,000	23,428,561
5.999% 1/27/28		37,982,000	35,741,062
6.125% 1/17/22		1,949,000	1,999,128
6.25% 3/17/24		14,369,000	14,527,059
7.25% 3/17/44		28,700,000	27,724,200
7.375% 1/17/27		26,190,000	27,083,079
8.75% 5/23/26		39,322,000	44,158,606
Petrobras International Finance Co. Ltd.:
5.875% 3/7/22	EUR	200,000	248,496
6.875% 1/20/40		210,000	197,421
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		621,100	98,444
6% 5/16/24 (b)(f)		767,669	121,292
6% 11/15/26 (b)(f)		1,790,167	286,427
12.75% 2/17/22 (b)(f)		172,000	33,454
Petroleos Mexicanos:
3.5% 1/30/23		7,115,000	6,409,904
3.625% 11/24/25 (Reg. S)	EUR	956,000	990,293
3.75% 2/21/24 (Reg. S)	EUR	5,071,000	5,554,301
4.5% 1/23/26		29,333,000	25,138,381
4.625% 9/21/23		50,278,000	46,683,626
4.875% 1/24/22		7,417,000	7,179,656
4.875% 1/18/24		8,854,000	8,189,950
5.5% 1/21/21		8,010,000	7,977,960
5.5% 6/27/44		6,885,000	5,162,511
5.625% 1/23/46		22,750,000	17,005,625
6% 3/5/20		2,491,000	2,524,753
6.35% 2/12/48 (b)		55,632,000	44,388,773
6.375% 1/23/45		19,388,000	15,600,554
6.5% 3/13/27		58,538,000	54,762,299
6.5% 6/2/41		19,785,000	16,342,608
6.625% (b)(g)		1,449,000	1,177,313
6.75% 9/21/47		34,098,000	28,216,095
6.875% 8/4/26		26,215,000	25,199,169
8% 5/3/19		4,626,000	4,681,512
Phillips 66 Co. 4.3% 4/1/22		8,039,000	8,166,477
Phillips 66 Partners LP 2.646% 2/15/20		838,000	826,074
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		4,550,000	4,419,916
PT Pertamina Persero 6.5% 5/27/41 (b)		510,000	520,247
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23		5,281,000	4,911,330
Sanchez Energy Corp. 7.25% 2/15/23 (b)		8,790,000	7,581,375
SemGroup Corp.:
6.375% 3/15/25		4,303,000	4,044,820
7.25% 3/15/26		2,481,000	2,381,760
Southwestern Energy Co.:
4.1% 3/15/22		2,058,000	1,980,825
6.2% 1/23/25 (c)		21,859,000	20,957,316
7.75% 10/1/27		2,395,000	2,421,824
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		27,649,000	24,582,008
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (b)		3,130,000	3,051,750
5.5% 2/15/26 (b)		2,245,000	2,138,363
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		1,905,000	1,807,369
5% 1/15/28		3,297,000	3,047,120
5.125% 2/1/25		6,329,000	6,107,485
5.25% 5/1/23		436,000	434,910
5.875% 4/15/26 (b)		3,705,000	3,686,475
6.75% 3/15/24		2,816,000	2,925,120
Teine Energy Ltd. 6.875% 9/30/22 (b)		915,000	901,275
The Williams Companies, Inc.:
4.55% 6/24/24		21,661,000	21,677,246
5.75% 6/24/44		12,223,000	12,014,353
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,918,000	1,793,330
Tullow Oil PLC 7% 3/1/25 (b)		513,000	471,934
Western Gas Partners LP:
4.65% 7/1/26		3,106,000	2,961,863
4.75% 8/15/28		3,701,000	3,490,038
5.375% 6/1/21		28,072,000	28,794,329
Williams Partners LP:
3.6% 3/15/22		6,891,000	6,765,767
3.9% 1/15/25		16,989,000	16,399,243
4% 11/15/21		4,279,000	4,262,434
4% 9/15/25		1,911,000	1,837,886
4.125% 11/15/20		1,528,000	1,533,117
4.3% 3/4/24		26,077,000	25,751,491
4.5% 11/15/23		4,667,000	4,683,413
YPF SA:
8.5% 3/23/21 (b)		659,000	656,529
8.5% 3/23/21 (Reg. S)		2,360,000	2,351,150
8.75% 4/4/24 (b)		5,759,000	5,615,025
			1,259,368,880
TOTAL ENERGY			1,336,847,832
FINANCIALS - 10.7%
Banks - 4.3%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		600,000	584,054
Access Bank PLC 9.25% 6/24/21 (b)(c)		1,308,000	1,294,920
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	697,000	764,478
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (b)		1,223,000	1,178,101
7.2% 3/16/27 (b)(c)		602,000	511,700
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	2,609,000	3,028,093
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	1,596,000	1,145,882
Banco de Bogota SA 6.25% 5/12/26 (b)		440,000	443,524
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		777,000	782,835
Banco Do Brasil SA:
4.625% 1/15/25 (b)		1,768,000	1,655,732
4.875% 4/19/23 (b)		513,000	506,844
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (f)	EUR	1,300,000	434,160
Banco Hipotecario SA 9.75% 11/30/20 (b)		3,422,000	3,399,757
Banco Macro SA 6.75% 11/4/26 (b)(c)		2,450,000	2,028,600
Bank Ireland Group PLC:
1.375% 8/29/23 (Reg. S)	EUR	1,093,000	1,203,038
3.125% 9/19/27 (Reg. S) (c)	GBP	500,000	600,725
Bank of America Corp.:
3.004% 12/20/23 (c)		9,031,000	8,659,372
3.3% 1/11/23		574,000	559,758
3.419% 12/20/28 (c)		14,844,000	13,673,546
3.5% 4/19/26		13,098,000	12,423,256
3.705% 4/24/28 (c)		20,736,000	19,578,483
3.864% 7/23/24 (c)		43,427,000	43,009,786
3.95% 4/21/25		10,930,000	10,563,357
4.1% 7/24/23		7,314,000	7,322,085
4.2% 8/26/24		25,822,000	25,491,965
4.25% 10/22/26		9,380,000	9,089,211
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		755,000	626,704
Barclays PLC:
2.75% 11/8/19		7,803,000	7,723,238
3.25% 1/12/21		13,452,000	13,125,870
4.375% 1/12/26		15,982,000	15,110,502
BBVA Bancomer SA:
7.25% 4/22/20 (b)		940,000	964,440
7.25% 4/22/20 (Reg. S)		1,514,000	1,553,364
Biz Finance PLC 9.625% 4/27/22 (b)		2,058,000	2,012,683
BTA Bank JSC 5.5% 12/21/22 (b)		414,096	410,369
CaixaBank SA:
1.75% 10/24/23 (Reg. S)	EUR	3,000,000	3,352,997
2.75% 7/14/28 (Reg. S) (c)	EUR	900,000	1,000,191
CBOM Finance PLC 5.55% 2/14/23 (b)		398,000	368,169
Citigroup, Inc.:
2.4% 2/18/20		22,872,000	22,610,305
2.75% 4/25/22		15,927,000	15,318,428
3.142% 1/24/23 (c)		14,530,000	14,186,988
4.05% 7/30/22		3,378,000	3,391,337
4.3% 11/20/26		7,797,000	7,513,186
4.4% 6/10/25		28,565,000	28,074,110
4.45% 9/29/27		6,371,000	6,153,342
5.125% 12/12/18	GBP	1,195,000	1,523,807
5.5% 9/13/25		16,071,000	16,742,775
Citizens Bank NA 2.55% 5/13/21		4,182,000	4,066,402
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		10,185,000	10,090,742
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		12,394,000	12,240,518
3.75% 3/26/25		12,391,000	11,749,697
3.8% 9/15/22		19,558,000	19,325,344
3.8% 6/9/23		23,347,000	22,746,490
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	754,000	884,248
Development Bank of Mongolia 7.25% 10/23/23 (b)		436,000	424,110
Discover Bank:
4.2% 8/8/23		11,373,000	11,283,987
7% 4/15/20		1,293,000	1,345,714
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		468,000	464,751
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,226,000	1,235,465
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	3,932,344
HSBC Holdings PLC 4.25% 3/14/24		3,945,000	3,864,155
Huntington Bancshares, Inc. 7% 12/15/20		1,816,000	1,934,637
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		4,094,000	3,590,135
5.71% 1/15/26 (b)		27,047,000	23,767,944
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,290,000	1,290,258
5.5% 8/6/22 (b)		736,000	747,040
6.2% 12/21/21 (Reg. S)		624,000	645,965
JPMorgan Chase & Co.:
2.35% 1/28/19		4,368,000	4,364,540
2.95% 10/1/26		11,773,000	10,709,837
3.25% 9/23/22		11,737,000	11,544,631
3.797% 7/23/24 (c)		44,260,000	43,774,492
3.875% 9/10/24		22,801,000	22,321,529
4.125% 12/15/26		20,651,000	20,111,242
4.25% 10/15/20		4,456,000	4,512,550
4.35% 8/15/21		12,911,000	13,115,454
4.452% 12/5/29 (c)		40,200,000	40,223,684
4.5% 1/24/22		14,045,000	14,377,680
4.625% 5/10/21		4,382,000	4,486,622
JSC BGEO Group 6% 7/26/23 (b)		1,503,000	1,466,850
Nordea Bank AB 0.875% 6/26/23 (Reg. S)	EUR	2,090,000	2,346,526
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	2,999,000	3,524,836
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		375,000	369,366
Rabobank Nederland 4.375% 8/4/25		16,524,000	16,139,821
Regions Bank 6.45% 6/26/37		15,683,000	17,982,907
Regions Financial Corp. 3.2% 2/8/21		7,591,000	7,484,878
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		32,141,000	31,133,844
5.125% 5/28/24		40,776,000	39,517,642
6% 12/19/23		29,324,000	29,492,839
6.1% 6/10/23		20,361,000	20,696,448
6.125% 12/15/22		27,112,000	27,517,346
SB Capital SA 5.5% 2/26/24 (b)(c)		739,000	739,222
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		80,000	78,528
4.75% 4/29/21 (b)		450,000	412,983
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,411,000	1,464,054
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	1,224,000	1,373,912
4.75% 10/17/19 (b)		424,000	415,520
6.125% 5/24/27 (b)(c)		675,000	543,645
6.25% 4/20/21 (b)		621,000	600,507
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		901,000	780,428
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		1,672,000	1,421,802
6.875% 2/3/25 (Reg. S) (c)		1,198,000	1,002,259
Zenith Bank PLC:
6.25% 4/22/19 (b)		3,908,000	3,890,023
7.375% 5/30/22 (b)		2,609,000	2,562,602
			869,827,062
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	12,820,368
4.25% 2/15/24		9,340,000	9,428,628
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	906,000	1,026,585
2.2% 7/24/25 (Reg. S)	EUR	4,746,000	5,248,079
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)		11,793,000	10,875,091
4.207% 6/12/24 (b)(c)		18,061,000	17,841,573
5.75% 9/18/25 (Reg. S) (c)	EUR	1,950,000	2,356,608
6.5% 8/8/23 (Reg. S)		5,100,000	5,341,964
Deutsche Bank AG:
4.5% 4/1/25		51,329,000	44,130,961
5% 6/24/20	EUR	2,950,000	3,439,088
Deutsche Bank AG New York Branch:
3.15% 1/22/21		18,290,000	17,639,953
3.3% 11/16/22		30,321,000	28,272,008
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		64,328,000	62,066,754
3.2% 2/23/23		10,830,000	10,477,430
3.691% 6/5/28 (c)		128,004,000	118,481,101
3.75% 5/22/25		12,741,000	12,171,046
4.25% 10/21/25		5,020,000	4,843,489
6.75% 10/1/37		6,976,000	7,938,674
IntercontinentalExchange, Inc. 2.75% 12/1/20		4,134,000	4,084,174
Lazard Group LLC 4.25% 11/14/20		2,480,000	2,507,772
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	780,000	1,081,601
Moody's Corp.:
3.25% 1/15/28		7,339,000	6,812,545
4.875% 2/15/24		6,892,000	7,129,756
Morgan Stanley:
3.125% 1/23/23		8,282,000	7,999,832
3.125% 7/27/26		69,344,000	63,347,860
3.7% 10/23/24		23,877,000	23,225,550
3.737% 4/24/24 (c)		79,634,000	78,410,174
3.95% 4/23/27		2,007,000	1,883,958
4.875% 11/1/22		16,717,000	17,075,326
5% 11/24/25		2,032,000	2,060,228
5.5% 1/26/20		56,062,000	57,357,952
5.625% 9/23/19		8,100,000	8,245,946
5.75% 1/25/21		12,664,000	13,183,981
MSCI, Inc.:
4.75% 8/1/26 (b)		2,641,000	2,515,553
5.25% 11/15/24 (b)		2,816,000	2,823,040
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,140,840
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	6,518,000	7,812,251
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		12,029,000	11,817,467
			695,915,206
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		4,764,000	4,638,199
4.125% 7/3/23		13,016,000	12,757,044
Ally Financial, Inc.:
4.625% 3/30/25		2,128,000	2,090,760
5.75% 11/20/25		17,146,000	17,510,353
8% 11/1/31		4,533,000	5,293,184
Capital One Financial Corp. 3.8% 1/31/28		14,203,000	13,055,852
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		233,000	233,002
Discover Financial Services:
3.85% 11/21/22		22,201,000	21,923,953
3.95% 11/6/24		9,389,000	9,164,782
4.1% 2/9/27		15,432,000	14,347,785
5.2% 4/27/22		7,992,000	8,218,113
Ford Motor Credit Co. LLC 2.597% 11/4/19		33,261,000	32,864,435
Navient Corp.:
5.875% 10/25/24		475,000	426,313
6.5% 6/15/22		1,883,000	1,879,309
7.25% 9/25/23		3,210,000	3,226,050
SLM Corp.:
5.5% 1/25/23		5,602,000	5,279,885
6.125% 3/25/24		872,000	815,320
7.25% 1/25/22		2,491,000	2,540,820
Springleaf Financial Corp.:
6.875% 3/15/25		1,695,000	1,595,419
7.125% 3/15/26		5,090,000	4,756,096
Synchrony Financial:
3% 8/15/19		3,126,000	3,103,888
3.75% 8/15/21		4,720,000	4,602,053
3.95% 12/1/27		21,564,000	18,210,827
4.25% 8/15/24		4,751,000	4,366,287
			192,899,729
Diversified Financial Services - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,800,000	3,467,709
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		4,074,000	4,058,723
5.5% 1/15/23 (b)		2,195,000	2,200,488
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)		3,251,000	3,187,317
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	15,562,304
3.85% 2/1/25		9,126,000	8,736,376
3.875% 8/15/22		13,396,000	13,286,696
4.125% 6/15/26		5,509,000	5,291,236
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		1,647,000	1,350,540
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,137,000	1,752,361
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		7,744,000	7,105,120
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		363,000	343,035
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (b)		2,574,000	2,540,216
Halfmoon Parent, Inc.:
4.125% 11/15/25 (b)		7,592,000	7,498,784
4.375% 10/15/28 (b)		19,595,000	19,241,095
4.8% 8/15/38 (b)		12,201,000	11,810,877
4.9% 12/15/48 (b)		12,189,000	11,639,281
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		15,778,000	15,832,119
6% 8/1/20		1,790,000	1,803,425
6.25% 2/1/22		4,737,000	4,813,976
6.375% 12/15/25		4,491,000	4,434,863
6.75% 2/1/24		1,274,000	1,281,963
Logicor Financing SARL 1.5% 11/14/22 (Reg. S)	EUR	2,000,000	2,242,554
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		605,000	588,363
5.25% 8/15/22 (b)		2,215,000	2,215,000
5.5% 2/15/24 (b)		1,625,000	1,634,961
Proven Honour Capital Ltd.:
4.125% 5/19/25 (Reg. S)		400,000	369,136
4.125% 5/6/26 (Reg. S)		1,828,000	1,659,458
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,733,000	1,741,665
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		1,325,000	1,192,500
6.875% 2/15/23 (b)		449,000	419,815
Sistema International Funding SA 6.95% 5/17/19 (b)		2,101,000	2,107,303
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		7,874,000	8,484,235
Sparc Em Spc 0% 12/5/22 (b)		205,000	185,527
Tempo Acquisition LLC 6.75% 6/1/25 (b)		3,198,000	3,014,115
TMK Capital SA:
6.75% 4/3/20 (b)		150,000	150,692
6.75% 4/3/20 (Reg. S)		516,000	518,380
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	8,279,061
WPC Eurobond BV 2.25% 4/9/26	EUR	1,720,000	1,918,368
			183,959,637
Insurance - 1.0%
AIA Group Ltd. 2.25% 3/11/19 (b)		1,635,000	1,629,653
American International Group, Inc.:
2.3% 7/16/19		4,116,000	4,092,196
3.3% 3/1/21		6,125,000	6,053,685
3.875% 1/15/35		12,130,000	10,396,238
4.875% 6/1/22		11,590,000	11,891,112
AmWINS Group, Inc. 7.75% 7/1/26 (b)		3,905,000	3,885,475
Aon Corp. 5% 9/30/20		2,455,000	2,516,605
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		3,389,000	3,417,169
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		567,000	543,182
5.75% 8/15/50 (Reg. S) (c)		1,179,000	1,150,798
Hartford Financial Services Group, Inc. 5.125% 4/15/22		9,420,000	9,820,085
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		8,055,000	8,223,936
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		4,517,000	4,640,057
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		19,445,000	17,842,830
MetLife, Inc.:
3.048% 12/15/22 (c)		7,921,000	7,740,014
4.75% 2/8/21		1,981,000	2,032,229
Metropolitan Life Global Funding I 3% 1/10/23 (b)		5,030,000	4,889,102
Pacific LifeCorp 5.125% 1/30/43 (b)		21,516,000	21,567,038
Pricoa Global Funding I 5.375% 5/15/45 (c)		11,144,000	10,572,870
Prudential Financial, Inc. 7.375% 6/15/19		2,058,000	2,102,074
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		11,520,000	11,771,832
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	3,872,753
Unum Group:
3.875% 11/5/25		13,752,000	13,202,627
4% 3/15/24		12,741,000	12,564,653
5.625% 9/15/20		5,342,000	5,515,554
5.75% 8/15/42		16,274,000	16,451,939
			198,385,706
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,226,000	1,143,245
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,879,000	1,991,740
Quicken Loans, Inc. 5.25% 1/15/28 (b)		4,740,000	4,218,600
			6,210,340
TOTAL FINANCIALS			2,148,340,925
HEALTH CARE - 2.4%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35		12,471,000	11,444,938
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19		2,519,000	2,497,945
3.7% 6/6/27		10,451,000	9,743,041
Hologic, Inc.:
4.375% 10/15/25 (b)		2,379,000	2,260,050
4.625% 2/1/28 (b)		443,000	414,480
Teleflex, Inc.:
4.625% 11/15/27		1,519,000	1,421,404
4.875% 6/1/26		4,444,000	4,303,836
			20,640,756
Health Care Providers & Services - 1.6%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,216,553
Community Health Systems, Inc.:
5.125% 8/1/21		3,220,000	3,048,938
6.25% 3/31/23		14,608,000	13,548,920
8.625% 1/15/24 (b)		3,548,000	3,605,655
CVS Health Corp.:
2.8% 7/20/20		9,685,000	9,556,106
3.7% 3/9/23		5,734,000	5,642,727
4% 12/5/23		5,431,000	5,391,458
4.1% 3/25/25		35,749,000	35,210,652
4.3% 3/25/28		41,514,000	40,437,811
4.78% 3/25/38		18,481,000	17,657,854
5.05% 3/25/48		27,172,000	26,320,937
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)		3,218,000	3,215,979
4.272% 8/28/23 (b)		10,157,000	10,084,143
4.9% 8/28/28 (b)		4,279,000	4,306,571
Halfmoon Parent, Inc. 3.75% 7/15/23 (b)		15,701,000	15,490,084
HCA Holdings, Inc.:
4.25% 10/15/19		4,835,000	4,847,088
4.5% 2/15/27		3,357,000	3,220,622
4.75% 5/1/23		379,000	379,000
5% 3/15/24		4,061,000	4,071,153
5.25% 6/15/26		7,307,000	7,352,669
5.875% 3/15/22		456,000	473,898
5.875% 2/15/26		2,434,000	2,507,020
6.5% 2/15/20		19,305,000	19,835,888
Medco Health Solutions, Inc. 4.125% 9/15/20		4,769,000	4,800,508
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		525,000	457,412
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		649,000	648,189
5.5% 2/1/21		991,000	1,003,388
Tenet Healthcare Corp.:
4.375% 10/1/21		2,437,000	2,394,353
4.625% 7/15/24		3,529,000	3,385,758
5.125% 5/1/25		2,803,000	2,657,594
6.75% 6/15/23		2,998,000	2,960,525
7.5% 1/1/22 (b)		494,000	512,525
8.125% 4/1/22		13,820,000	14,320,975
THC Escrow Corp. III 7% 8/1/25		4,453,000	4,341,675
Toledo Hospital:
5.325% 11/15/28		6,970,000	7,001,678
6.015% 11/15/48		33,459,000	33,684,999
Wellcare Health Plans, Inc.:
5.25% 4/1/25		2,125,000	2,106,406
5.375% 8/15/26 (b)		844,000	837,822
WellPoint, Inc. 3.3% 1/15/23		4,104,000	4,014,570
			322,550,103
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		1,805,000	1,805,000
Thermo Fisher Scientific, Inc. 4.15% 2/1/24		1,918,000	1,926,806
			3,731,806
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22		30,800,000	30,124,642
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		4,141,000	4,033,851
Catalent Pharma Solutions 4.875% 1/15/26 (b)		3,265,000	3,093,588
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	1,172,000	1,326,838
2.5% 6/7/19		5,750,000	5,716,678
3.15% 6/15/21		13,528,000	13,208,235
3.95% 6/15/26		7,088,000	6,509,800
4.55% 4/15/28 (b)		13,507,000	12,603,215
Perrigo Finance PLC 3.5% 12/15/21		982,000	955,143
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	602,138
3.65% 11/10/21		956,000	913,074
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		1,691,000	1,615,072
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		577,000	561,884
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	1,052,000	1,164,172
2.2% 7/21/21		9,555,000	8,871,934
2.8% 7/21/23		13,994,000	12,267,810
4.5% 3/1/25	EUR	987,000	1,134,459
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		2,322,000	2,281,365
5.625% 12/1/21 (b)		5,721,000	5,713,849
5.875% 5/15/23 (b)		5,906,000	5,736,203
6.5% 3/15/22 (b)		1,593,000	1,646,764
7% 3/15/24 (b)		3,125,000	3,269,531
9% 12/15/25 (b)		618,000	651,990
Zoetis, Inc.:
3.25% 2/1/23		3,117,000	3,041,845
3.45% 11/13/20		3,299,000	3,299,037
			130,343,117
TOTAL HEALTH CARE			488,710,720
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		5,811,000	5,724,917
6.375% 6/1/19 (b)		5,142,000	5,217,961
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		6,329,000	6,123,308
Bombardier, Inc.:
6.125% 1/15/23 (b)		8,365,000	7,946,750
7.5% 12/1/24 (b)		6,813,000	6,480,866
7.5% 3/15/25 (b)		1,914,000	1,818,300
BWX Technologies, Inc. 5.375% 7/15/26 (b)		4,723,000	4,581,310
DAE Funding LLC 4% 8/1/20 (b)		159,000	156,218
TransDigm, Inc.:
5.5% 10/15/20		2,281,000	2,280,293
6% 7/15/22		2,555,000	2,558,194
6.375% 6/15/26		615,000	600,326
6.5% 5/15/25 (Reg. S)		5,288,000	5,268,170
			48,756,613
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		6,877,000	6,885,596
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,308,000	2,379,548
			9,265,144
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		768,000	710,784
Mexico City Airport Trust 5.5% 10/31/46 (b)		884,000	658,845
U.S. Airways pass-thru trust certificates 8.36% 1/20/19		24,070	24,311
			1,393,940
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23		2,446,000	1,987,375
8.75% 12/1/20		4,255,000	4,074,163
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		3,087,000	2,724,278
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,899,000	3,606,575
Multi-Color Corp. 4.875% 11/1/25 (b)		2,985,000	2,679,038
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		2,657,000	2,099,030
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	1,529,000	1,726,096
Tervita Escrow Corp. 7.625% 12/1/21 (b)		583,000	571,340
			19,467,895
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		4,482,000	4,076,379
5.875% 10/15/24		4,702,000	4,719,633
Cementos Progreso Trust 7.125% 11/6/23 (b)		726,000	745,065
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(f)		1,640,000	233,700
7.125% 6/26/42 (b)		2,456,000	368,400
			10,143,177
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		2,730,000	2,627,625
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	999,000	1,192,738
			3,820,363
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (b)		382,000	370,040
Machinery - 0.0%
Fiat Industrial Finance Europe SA 1.875% 1/19/26 (Reg. S)	EUR	1,242,000	1,376,673
U.S.A. Compression Partners LP 6.875% 4/1/26 (b)		3,685,000	3,597,481
			4,974,154
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		8,145,000	6,393,825
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		968,000	643,720
11.25% 8/15/22 (b)		2,032,000	1,605,280
			8,642,825
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	1,976,000	2,289,600
JSC Georgian Railway 7.75% 7/11/22 (b)		787,000	814,545
			3,104,145
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3% 9/15/23		2,041,000	1,914,788
3.375% 6/1/21		6,685,000	6,567,823
3.75% 2/1/22		16,816,000	16,680,853
3.875% 4/1/21		7,396,000	7,403,148
4.25% 9/15/24		7,664,000	7,550,165
4.75% 3/1/20		7,515,000	7,621,096
Avantor, Inc. 6% 10/1/24 (b)		1,863,000	1,846,699
FLY Leasing Ltd.:
5.25% 10/15/24		6,533,000	6,075,690
6.375% 10/15/21		3,822,000	3,860,220
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	441,000	558,673
4.5% 9/7/23 (Reg. S)	GBP	776,000	965,245
			61,044,400
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		2,768,000	2,577,700
TOTAL INDUSTRIALS			173,560,396
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		4,705,000	4,728,996
8.625% 5/6/19 (Reg. S)		500,000	502,550
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		605,000	578,946
			5,810,492
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		507,000	505,911
4.42% 6/15/21 (b)		1,529,000	1,530,656
TTM Technologies, Inc. 5.625% 10/1/25 (b)		6,930,000	6,618,150
Tyco Electronics Group SA 2.375% 12/17/18		1,430,000	1,429,728
			10,084,445
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (b)		850,000	838,313
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	1,900,000	2,134,427
			2,972,740
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 5.5% 2/1/25		4,545,000	4,562,044
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		1,347,000	1,331,846
Qorvo, Inc. 5.5% 7/15/26 (b)		2,714,000	2,632,580
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		1,927,000	1,961,956
			10,488,426
Software - 0.1%
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,080,768
5.875% 6/15/26		2,418,000	2,405,910
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		4,631,000	4,769,930
Fair Isaac Corp. 5.25% 5/15/26 (b)		5,794,000	5,714,333
Nuance Communications, Inc.:
5.375% 8/15/20 (b)		824,000	825,545
5.625% 12/15/26		2,663,000	2,557,279
Open Text Corp. 5.875% 6/1/26 (b)		7,059,000	7,111,943
Symantec Corp. 5% 4/15/25 (b)		4,109,000	3,977,882
			28,443,590
TOTAL INFORMATION TECHNOLOGY			57,799,693
MATERIALS - 0.9%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		771,000	782,573
5.75% 4/15/21 (b)		529,000	542,780
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	2,198,000	2,458,931
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		4,982,000	4,633,260
5.25% 6/1/27 (b)		933,000	854,861
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		3,026,000	2,829,310
OCI NV 6.625% 4/15/23 (b)		6,832,000	6,934,480
OCP SA 5.625% 4/25/24 (b)		567,000	569,552
Olin Corp.:
5% 2/1/30		1,064,000	946,960
5.125% 9/15/27		3,663,000	3,439,740
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,723,000	1,559,315
Platform Specialty Products Corp. 5.875% 12/1/25 (b)		5,514,000	5,376,150
SABIC Capital II BV 4% 10/10/23 (b)		1,108,000	1,093,485
Sasol Financing U.S.A. LLC 5.875% 3/27/24		704,000	703,419
The Chemours Co. LLC 5.375% 5/15/27		3,380,000	3,050,450
The Dow Chemical Co.:
4.125% 11/15/21		6,936,000	7,003,667
4.25% 11/15/20		2,327,000	2,352,288
TPC Group, Inc. 8.75% 12/15/20 (b)		8,502,000	8,204,430
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		2,962,000	2,613,965
Tronox Finance PLC 5.75% 10/1/25 (b)		589,000	499,178
Tronox, Inc. 6.5% 4/15/26 (b)		1,408,000	1,217,920
Valvoline, Inc. 4.375% 8/15/25		2,450,000	2,257,063
			59,923,777
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	1,561,000	1,802,552
6% 4/1/24 (b)		589,000	578,693
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	1,433,000	1,646,634
7.75% 4/16/26 (b)		1,179,000	1,233,941
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		55,000	55,977
			5,317,797
Containers & Packaging - 0.1%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (b)(c)		4,017,068	3,404,465
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		7,298,000	6,796,263
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		2,332,000	2,247,582
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		3,408,000	3,169,440
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		460,000	424,925
OI European Group BV 4% 3/15/23 (b)		3,440,000	3,216,400
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		2,504,000	2,397,580
Silgan Holdings, Inc. 4.75% 3/15/25		1,876,000	1,763,440
			23,420,095
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		4,471,000	4,597,529
6.75% 10/19/75 (b)(c)		11,105,000	11,771,300
Commercial Metals Co. 5.375% 7/15/27		5,409,000	4,935,713
Constellium NV 5.875% 2/15/26 (b)		1,895,000	1,719,713
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		5,273,000	4,911,483
4.5% 8/1/47 (b)		4,170,000	3,823,640
CSN Islands XI Corp. 6.875% 9/21/19 (b)		3,134,000	3,110,526
CSN Resources SA 6.5% 7/21/20 (b)		1,984,000	1,884,800
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		523,000	552,811
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		183,500	184,454
10.375% 4/7/19 (b)		556,000	558,891
10.375% 4/7/19 (Reg. S)		737,500	741,335
10.375% 4/7/19 (Reg. S)		377,500	379,463
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		2,201,000	1,934,129
6.875% 3/1/26 (b)		2,246,000	1,925,945
7.25% 5/15/22 (b)		1,414,000	1,366,278
7.25% 4/1/23 (b)		8,757,000	8,111,171
7.5% 4/1/25 (b)		2,118,000	1,906,200
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		2,695,000	2,587,200
5.125% 3/15/23 (b)		1,370,000	1,298,075
5.125% 5/15/24 (b)		2,481,000	2,310,431
Freeport-McMoRan, Inc.:
3.55% 3/1/22		6,434,000	6,120,343
3.875% 3/15/23		1,962,000	1,827,113
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,693,000	1,667,605
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		542,000	559,127
Metinvest BV 7.75% 4/23/23 (b)		4,684,000	4,243,966
Polyus Finance PLC 5.25% 2/7/23 (b)		2,453,000	2,346,736
POSCO 4% 8/1/23 (b)		615,000	613,044
Stillwater Mining Co. 6.125% 6/27/22 (b)		3,852,000	3,503,009
Vedanta Resources PLC:
6.375% 7/30/22 (b)		1,720,000	1,573,800
8.25% 6/7/21 (b)		2,210,000	2,207,790
VM Holding SA 5.375% 5/4/27 (b)		400,000	385,000
			85,658,620
TOTAL MATERIALS			174,320,289
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		1,837,000	1,820,705
4.6% 4/1/22		3,119,000	3,196,723
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	3,200,000	3,338,398
American Campus Communities Operating Partnership LP 3.75% 4/15/23		2,224,000	2,197,068
American Homes 4 Rent 4.25% 2/15/28		896,000	846,281
AvalonBay Communities, Inc. 3.625% 10/1/20		3,189,000	3,197,731
Boston Properties, Inc.:
3.85% 2/1/23		3,713,000	3,672,775
4.5% 12/1/28		12,665,000	12,673,959
Camden Property Trust:
2.95% 12/15/22		4,218,000	4,093,648
4.25% 1/15/24		5,855,000	5,946,427
CommonWealth REIT 5.875% 9/15/20		1,357,000	1,389,002
Corporate Office Properties LP 5% 7/1/25		7,885,000	7,963,233
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,154,050
DDR Corp.:
3.625% 2/1/25		5,451,000	5,130,381
4.25% 2/1/26		14,523,000	14,013,951
4.625% 7/15/22		12,944,000	13,199,368
4.7% 6/1/27		904,000	894,248
Duke Realty LP:
3.625% 4/15/23		4,005,000	3,960,324
3.75% 12/1/24		3,445,000	3,384,042
3.875% 10/15/22		11,077,000	11,113,840
Equity One, Inc. 3.75% 11/15/22		11,531,000	11,407,047
ERP Operating LP:
2.375% 7/1/19		5,592,000	5,562,320
4.75% 7/15/20		4,905,000	4,985,029
iStar Financial, Inc. 6% 4/1/22		832,000	820,810
Lexington Corporate Properties Trust 4.4% 6/15/24		2,936,000	2,873,280
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		1,424,000	1,352,800
5.25% 8/1/26		3,615,000	3,533,663
6.375% 3/1/24		1,433,000	1,483,155
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		26,812,000	26,460,036
4.5% 1/15/25		6,808,000	6,611,593
4.5% 4/1/27		32,478,000	31,069,974
4.75% 1/15/28		18,782,000	18,298,637
4.95% 4/1/24		11,179,000	11,294,480
5.25% 1/15/26		18,623,000	18,790,378
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,024,694
5% 12/15/23		1,293,000	1,286,475
Senior Housing Properties Trust 6.75% 4/15/20		159,000	162,731
Ventas Realty LP:
3.125% 6/15/23		3,477,000	3,358,198
3.5% 2/1/25		3,798,000	3,612,287
3.75% 5/1/24		15,927,000	15,532,157
4% 3/1/28		6,996,000	6,679,179
4.125% 1/15/26		3,540,000	3,462,919
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,711,125
WP Carey, Inc. 4% 2/1/25		21,671,000	21,006,046
			308,565,167
Real Estate Management & Development - 1.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	1,600,000	1,742,822
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	18,297,033
3.95% 11/15/27		14,429,000	13,458,737
4.1% 10/1/24		10,117,000	9,888,512
4.55% 10/1/29		10,929,000	10,559,584
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	3,185,000	3,568,268
Deutsche Annington Finance BV 5% 10/2/23 (b)		3,695,000	3,767,485
Digital Realty Trust LP:
3.4% 10/1/20		11,281,000	11,239,557
3.625% 10/1/22		5,865,000	5,798,808
3.95% 7/1/22		7,543,000	7,558,464
4.75% 10/1/25		19,502,000	19,958,889
5.25% 3/15/21		3,636,000	3,746,955
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,547,633
Greystar Real Estate Partners 5.75% 12/1/25 (b)		459,000	436,050
Heimstaden Bostad AB 1.75% 12/7/21 (Reg. S)	EUR	2,100,000	2,379,288
Host Hotels & Resorts LP 4.75% 3/1/23		96,000	97,591
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,035,000	6,665,663
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,150
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,523,000	1,492,555
Kennedy-Wilson, Inc. 5.875% 4/1/24		516,000	489,498
Liberty Property LP:
3.375% 6/15/23		5,207,000	5,074,443
4.125% 6/15/22		9,480,000	9,604,943
4.4% 2/15/24		8,293,000	8,386,790
4.75% 10/1/20		7,187,000	7,321,168
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	8,261,704
4.5% 4/18/22		11,063,000	10,566,278
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,602,866
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		279,000	278,303
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	868,000	972,150
Shimao Property Holdings Ltd. 4.75% 7/3/22		1,695,000	1,555,324
Tanger Properties LP:
3.125% 9/1/26		8,723,000	7,724,512
3.75% 12/1/24		13,668,000	13,103,831
3.875% 12/1/23		3,066,000	2,988,448
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	1,000,000	1,104,513
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		191,000	193,696
Vesteda Finance BV 2% 7/10/26 (Reg. S)	EUR	2,070,000	2,310,353
			207,747,864
TOTAL REAL ESTATE			516,313,031
UTILITIES - 1.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,055,153
Clearway Energy Operating LLC 5.75% 10/15/25 (b)		2,198,000	2,115,575
DPL, Inc. 6.75% 10/1/19		785,000	794,813
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		18,694,000	19,650,242
6.4% 9/15/20 (b)		16,498,000	17,233,064
Eskom Holdings SOC Ltd. 5.75% 1/26/21 (Reg. S)		285,000	268,493
Eversource Energy 2.8% 5/1/23		9,622,000	9,277,466
Exelon Corp. 2.85% 6/15/20		3,114,000	3,063,992
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	20,006,435
7.375% 11/15/31		40,851,000	51,589,021
FirstEnergy Solutions Corp. 6.05% 8/15/21 (f)		2,464,000	1,761,760
InterGen NV 7% 6/30/23 (b)		7,075,000	6,420,563
IPALCO Enterprises, Inc.:
3.45% 7/15/20		17,516,000	17,411,935
3.7% 9/1/24		6,665,000	6,363,648
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	706,362
LG&E and KU Energy LLC 3.75% 11/15/20		924,000	926,732
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,578,611
NRG Yield Operating LLC 5% 9/15/26		2,513,000	2,280,548
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		5,700,155	6,099,165
NV Energy, Inc. 6.25% 11/15/20		2,230,000	2,338,227
Pampa Holding SA 7.5% 1/24/27 (b)		564,000	492,096
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,513,282
TECO Finance, Inc. 5.15% 3/15/20		2,396,000	2,443,710
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		4,421,000	4,349,159
			185,740,052
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,344,840
Independent Power and Renewable Electricity Producers - 0.6%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		63,481,000	67,448,563
Dynegy, Inc. 7.625% 11/1/24		3,472,000	3,689,000
Emera U.S. Finance LP:
2.15% 6/15/19		3,272,000	3,248,977
2.7% 6/15/21		3,220,000	3,119,094
3.55% 6/15/26		5,152,000	4,815,150
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		3,341,000	3,148,893
4.5% 9/15/27 (b)		596,000	546,830
NRG Energy, Inc.:
5.75% 1/15/28		2,250,000	2,193,750
6.25% 5/1/24		2,873,000	2,937,643
6.625% 1/15/27		1,080,000	1,100,164
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		663,000	629,850
5% 1/31/28 (b)		663,000	593,584
The AES Corp.:
4.5% 3/15/23		1,851,000	1,834,804
4.875% 5/15/23		6,062,000	6,024,113
5.125% 9/1/27		4,638,000	4,568,430
6% 5/15/26		984,000	1,013,520
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	1,206,000	1,350,701
			108,263,066
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (c)(d)		22,443,000	20,759,775
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (c)(d)		6,590,000	6,260,500
NiSource Finance Corp.:
5.25% 2/15/43		8,116,000	8,273,132
5.8% 2/1/42		4,036,000	4,311,062
5.95% 6/15/41		7,538,000	8,308,213
Puget Energy, Inc.:
6% 9/1/21		9,916,000	10,415,067
6.5% 12/15/20		3,265,000	3,441,141
Sempra Energy:
2.875% 10/1/22		3,670,000	3,503,428
6% 10/15/39		9,562,000	10,412,515
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	814,000	820,161
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (c)(d)		2,459,000	2,108,593
			78,613,587
TOTAL UTILITIES			374,961,545

TOTAL NONCONVERTIBLE BONDS			6,510,274,228

TOTAL CORPORATE BONDS
(Cost $6,751,448,705)			6,514,981,938

U.S. Government and Government Agency Obligations - 34.4%
U.S. Treasury Inflation-Protected Obligations - 7.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$153,662,664	$136,164,448
0.875% 2/15/47		111,405,649	101,254,868
1% 2/15/46		95,958,612	90,200,207
1.375% 2/15/44		91,416,777	93,693,975
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		111,931,738	106,879,060
0.125% 7/15/26		128,884,432	120,738,143
0.25% 1/15/25		50,924,244	48,635,164
0.375% 7/15/25		269,021,079	259,059,665
0.375% 1/15/27		264,103,136	249,959,798
0.375% 7/15/27		98,615,569	93,367,220
0.625% 1/15/26		135,364,634	131,573,700
0.75% 7/15/28		100,420,574	97,847,328
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28		26,079,352	24,796,488

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,554,170,064

U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
2.25% 8/15/46		261,200	211,011
2.75% 11/15/47		182,698,900	163,658,249
3% 5/15/45		42,618,500	40,359,387
3% 2/15/48		14,492,100	13,651,445
3.375% 11/15/48		574,706,000	582,473,508
5% 5/15/37		16,600	20,930
U.S. Treasury Notes:
1.25% 10/31/21 (h)(i)		3,057,900	2,923,878
1.625% 5/15/26		15,926,700	14,531,247
1.75% 6/30/22		607,029,000	584,739,654
1.875% 3/31/22		927,421,700	899,345,389
1.875% 7/31/22		575,545,600	556,255,832
1.875% 9/30/22		43,097,800	41,591,060
2% 12/31/21		277,780,400	271,085,459
2% 4/30/24		15,926,700	15,230,529
2% 11/15/26		8,868,000	8,265,946
2.125% 12/31/22		234,878,800	228,355,408
2.125% 7/31/24		222,547,000	213,749,439
2.125% 11/30/24		120,334,300	115,234,194
2.125% 5/15/25 (h)(i)(j)		1,465,300	1,397,358
2.25% 12/31/24		394,208,100	380,010,451
2.25% 2/15/27		128,337,100	121,634,495
2.25% 11/15/27		200,057,200	188,389,802
2.5% 3/31/23		416,562,200	410,753,111
2.75% 8/15/21		9,492,300	9,473,760
2.75% 2/15/28		96,082,900	94,142,476
2.875% 9/30/23		46,915,700	46,970,680
2.875% 8/15/28		325,485,400	321,772,832

TOTAL U.S. TREASURY OBLIGATIONS			5,326,227,530

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,098,293,238)			6,880,397,594

U.S. Government Agency - Mortgage Securities - 21.4%
Fannie Mae - 11.0%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (c)(d)		35,176	36,413
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)		12,281	12,705
12 month U.S. LIBOR + 1.495% 3.819% 1/1/35 (c)(d)		45,595	47,192
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (c)(d)		10,066	10,430
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (c)(d)		39,210	40,741
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)		15,449	16,069
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (c)(d)		73,150	76,360
12 month U.S. LIBOR + 1.617% 4.054% 3/1/33 (c)(d)		30,965	32,157
12 month U.S. LIBOR + 1.641% 4.371% 9/1/36 (c)(d)		27,135	28,254
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (c)(d)		19,547	20,313
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (c)(d)		31,536	33,095
12 month U.S. LIBOR + 1.718% 4.403% 5/1/35 (c)(d)		63,804	66,437
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (c)(d)		93,541	96,994
12 month U.S. LIBOR + 1.728% 4.034% 11/1/36 (c)(d)		23,528	24,605
12 month U.S. LIBOR + 1.741% 3.737% 3/1/40 (c)(d)		125,059	130,519
12 month U.S. LIBOR + 1.745% 3.742% 7/1/35 (c)(d)		32,840	34,306
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (c)(d)		168,869	177,383
12 month U.S. LIBOR + 1.788% 3.649% 2/1/36 (c)(d)		76,509	79,205
12 month U.S. LIBOR + 1.800% 2.71% 1/1/42 (c)(d)		343,008	359,274
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (c)(d)		83,650	88,102
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (c)(d)		30,726	31,871
12 month U.S. LIBOR + 1.812% 4.301% 12/1/40 (c)(d)		2,707,345	2,804,964
12 month U.S. LIBOR + 1.818% 2.69% 2/1/42 (c)(d)		404,726	423,285
12 month U.S. LIBOR + 1.818% 4.547% 7/1/41 (c)(d)		47,633	49,335
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (c)(d)		31,439	33,106
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (c)(d)		91,046	95,547
12 month U.S. LIBOR + 1.830% 4.665% 10/1/41 (c)(d)		28,894	30,456
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)		25,199	26,370
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (c)(d)		40,823	42,998
6 month U.S. LIBOR + 1.475% 3.975% 10/1/33 (c)(d)		964	987
6 month U.S. LIBOR + 1.505% 4.005% 1/1/35 (c)(d)		93,738	95,992
6 month U.S. LIBOR + 1.510% 4.01% 2/1/33 (c)(d)(k)		665	682
6 month U.S. LIBOR + 1.535% 4.035% 12/1/34 (c)(d)		14,680	14,954
6 month U.S. LIBOR + 1.535% 4.035% 3/1/35 (c)(d)		9,368	9,632
6 month U.S. LIBOR + 1.556% 4.06% 10/1/33 (c)(d)		5,819	5,980
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (c)(d)		5,882	6,059
6 month U.S. LIBOR + 1.740% 4.24% 12/1/34 (c)(d)		872	911
6 month U.S. LIBOR + 1.960% 4.46% 9/1/35 (c)(d)		10,672	11,131
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.16% 10/1/33 (c)(d)		162,938	169,435
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)		16,770	17,670
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.527% 6/1/36 (c)(d)		71,138	75,056
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)		36,533	38,523
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.402% 7/1/34 (c)(d)		81,252	86,008
2.5% 12/1/33 (l)		2,300,000	2,218,422
2.5% 12/1/42 to 4/1/47		14,443,360	13,352,300
3% 3/1/25 to 2/1/48		313,218,768	300,751,998
3% 12/1/48 (l)		3,200,000	3,051,500
3% 12/1/48 (l)		99,850,000	95,216,341
3% 12/1/48 (l)		30,500,000	29,084,611
3% 12/1/48 (l)		30,450,000	29,036,931
3% 12/1/48 (l)		75,000,000	71,519,535
3% 12/1/48 (l)		3,650,000	3,480,617
3% 12/1/48 (l)		38,100,000	36,331,924
3.5% 7/1/32 to 10/1/56		539,320,121	531,512,897
4% 11/1/31 to 10/1/48		410,522,443	414,676,968
4% 10/1/47		109,989,490	110,801,520
4% 12/1/48 (l)		8,200,000	8,248,688
4.5% 6/1/33 to 8/1/56		144,565,028	149,577,588
4.5% 12/1/48 (l)		61,900,000	63,650,606
4.5% 12/1/48 (l)		31,800,000	32,699,342
4.5% 12/1/48 (l)		12,700,000	13,059,171
4.5% 12/1/48 (l)		27,600,000	28,380,561
4.5% 1/1/49 (l)		80,100,000	82,255,819
4.5% 1/1/49 (l)		53,900,000	55,350,670
5% 12/1/18 to 8/1/56		71,481,272	75,499,325
5.255% 8/1/41		1,236,494	1,324,081
5.5% 9/1/21 to 5/1/44		15,470,116	16,728,830
6% 7/1/19 to 1/1/42		8,165,742	8,970,096
6.5% to 6.502% 8/1/20 to 8/1/39		14,997,684	16,508,310
7% 9/1/21 to 7/1/37		586,631	649,669
7.5% 6/1/25 to 2/1/32		251,555	279,955
8% 8/1/29 to 3/1/37		7,334	8,457
8.5% 12/1/19 to 5/1/20		5	5
9.5% 9/1/21		216	224

TOTAL FANNIE MAE			2,199,708,467

Freddie Mac - 4.6%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(d)		10,020	10,312
12 month U.S. LIBOR + 1.325% 3.368% 1/1/36 (c)(d)		23,943	24,532
12 month U.S. LIBOR + 1.375% 3.644% 3/1/36 (c)(d)		82,585	85,043
12 month U.S. LIBOR + 1.500% 3.686% 3/1/36 (c)(d)		56,897	58,837
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)		16,777	17,360
12 month U.S. LIBOR + 1.750% 3.913% 12/1/40 (c)(d)		1,349,215	1,397,661
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (c)(d)		287,503	301,391
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (c)(d)		448,770	470,286
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(d)		21,971	23,039
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (c)(d)(k)		21,927	22,630
12 month U.S. LIBOR + 1.877% 4.202% 4/1/41 (c)(d)		36,124	37,970
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (c)(d)		34,750	36,530
12 month U.S. LIBOR + 1.883% 4.497% 10/1/42 (c)(d)		407,913	423,293
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (c)(d)		73,906	76,480
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (c)(d)		52,781	55,575
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (c)(d)		69,919	72,338
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(d)		37,109	38,393
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)		12,532	13,149
12 month U.S. LIBOR + 1.998% 4.293% 4/1/38 (c)(d)		63,204	66,575
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)		34,902	36,802
12 month U.S. LIBOR + 2.078% 4.393% 3/1/33 (c)(d)		1,025	1,073
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (c)(d)		67,940	71,938
6 month U.S. LIBOR + 1.125% 3.625% 8/1/37 (c)(d)		20,677	20,913
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (c)(d)		22,396	22,885
6 month U.S. LIBOR + 1.608% 4.08% 12/1/35 (c)(d)		22,035	22,662
6 month U.S. LIBOR + 1.647% 4.152% 2/1/37 (c)(d)		83,634	86,312
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (c)(d)		32,012	33,141
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (c)(d)		8,328	8,649
6 month U.S. LIBOR + 1.844% 4.343% 10/1/36 (c)(d)		93,130	96,624
6 month U.S. LIBOR + 1.913% 4.412% 10/1/35 (c)(d)		56,695	58,829
6 month U.S. LIBOR + 2.029% 4.529% 6/1/37 (c)(d)		18,090	18,919
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (c)(d)		24,694	25,844
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (c)(d)		44,647	46,815
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.926% 6/1/33 (c)(d)		89,242	92,950
U.S. TREASURY 1 YEAR INDEX + 2.275% 4.225% 6/1/33 (c)(d)		188,298	195,222
U.S. TREASURY 1 YEAR INDEX + 2.406% 4.419% 3/1/35 (c)(d)		363,049	383,962
3% 4/1/32 to 2/1/48		236,839,403	227,507,111
3.5% 1/1/32 to 5/1/48 (h)(j)		327,704,901	324,307,328
3.5% 8/1/47		117,419	115,387
4% 7/1/31 to 9/1/48		277,162,686	280,330,551
4% 4/1/48		1,025,324	1,032,333
4.5% 6/1/25 to 5/1/48		27,623,754	28,624,754
4.5% 12/1/48 (l)		38,600,000	39,688,640
5% 6/1/20 to 7/1/41		11,365,120	12,043,340
5.5% 10/1/19 to 3/1/41		4,021,961	4,324,675
6% 2/1/19 to 12/1/37		1,146,993	1,259,412
6.5% 7/1/21 to 9/1/39		1,493,262	1,652,081
7% 6/1/21 to 9/1/36		551,446	615,539
7.5% 1/1/27 to 4/1/32		11,993	13,488
8% 7/1/24 to 1/1/37		17,409	19,750
8.5% 9/1/19 to 1/1/28		13,882	15,398
9% 10/1/20		5	6
9.5% 5/1/21		6	6
10% 2/1/20 to 11/1/20		7	7
11% 9/1/20		1	1

TOTAL FREDDIE MAC			926,004,741

Ginnie Mae - 5.8%
3.5% 11/15/40 to 7/20/47 (h)		233,936,914	232,145,514
4% 5/20/33 to 11/20/48		124,205,005	126,263,869
4.5% 6/20/33 to 8/15/41		27,423,692	28,634,940
5% 12/15/32 to 9/15/41		11,992,606	12,758,272
5.5% 7/15/33 to 9/15/39		949,000	1,028,996
6% 10/15/30 to 11/15/39		292,352	321,046
7% 10/15/22 to 3/15/33		602,668	676,237
7.5% 11/15/21 to 9/15/31		248,099	272,426
8% 11/15/21 to 11/15/29		68,167	74,225
8.5% 10/15/21 to 1/15/31		12,602	14,174
9% 9/15/19 to 1/15/23		182	193
9.5% 12/15/20 to 3/15/23		100	104
3% 5/20/42 to 9/20/48		287,536,590	277,373,218
3% 12/1/48 (l)		5,300,000	5,102,492
3% 12/1/48 (l)		8,400,000	8,086,969
3.5% 12/1/48 (l)		96,450,000	95,364,938
3.5% 12/1/48 (l)		58,650,000	57,990,188
4% 12/1/48 (l)		5,000,000	5,062,110
4.5% 12/1/48 (l)		17,500,000	18,048,242
4.5% 12/1/48 (l)		17,500,000	18,048,242
4.5% 12/1/48 (l)		67,800,000	69,924,045
4.5% 12/1/48 (l)		74,650,000	76,988,643
4.5% 12/1/48 (l)		60,500,000	62,395,350
4.5% 12/1/48 (l)		54,750,000	56,465,213
6.5% 3/20/31 to 6/15/37		173,996	194,906
11% 9/20/19		52	53

TOTAL GINNIE MAE			1,153,234,605

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,367,037,587)			4,278,947,813

Asset-Backed Securities - 1.7%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$14,105,671	$13,981,573
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.8065% 6/15/32 (b)(c)(d)		3,709,202	3,257,403
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.6593% 10/28/23 (b)(c)(d)		12,991,888	12,976,881
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		221,000	238,388
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		478,000	522,563
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		662,438	695,137
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		1,118,000	1,201,161
Class XS, 0% 10/17/45 (b)(c)(k)(m)		783,659	8
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.2753% 6/26/34 (b)(c)(d)		8,128	15,625
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		26,023,281	26,151,082
Class AA, 2.487% 12/16/41 (b)		5,448,250	5,286,352
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.3399% 7/25/29 (c)(d)		4,058,701	4,090,767
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)		7,740,833	7,810,294
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 4.4009% 3/20/50 (b)(c)(d)(m)		330,000	33
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		22,328,183	22,335,468
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.631% 10/25/37 (b)(c)(d)		9,663,551	9,768,639
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.7261% 9/28/30 (c)(d)		9,496,052	9,504,301
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.5651% 3/25/32 (c)(d)		2,025	2,048
Series 2004-7 Class AF5, 5.868% 1/25/35		284,842	285,803
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 3.2449% 8/25/35 (c)(d)		182,569	182,502
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.1993% 1/28/40 (b)(c)(d)(m)		338,285	34
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		10,954,350	10,625,525
Class A2II, 4.03% 11/20/47 (b)		18,557,550	17,897,324
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		60,410	61,337
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.1399% 3/25/34 (c)(d)		1,603	1,486
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (b)(c)(d)		210,634	207,004
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (b)(c)(d)		76,082	74,674
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (b)(c)(d)		126,472	120,003
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (b)(c)(d)		47,976	44,996
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.9525% 7/17/34 (b)(c)(d)		231,000	232,541
Class F, 1 month U.S. LIBOR + 3.539% 5.8415% 7/17/34 (b)(c)(d)		360,000	362,232
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.6525% 7/17/37 (b)(c)(d)		708,000	704,405
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		9,932,000	9,955,544
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.5525% 12/17/36 (b)(c)(d)		561,000	565,153
Class F, 1 month U.S. LIBOR + 3.000% 5.3025% 12/17/36 (b)(c)(d)		473,000	476,658
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.8025% 3/17/37 (b)(c)(d)		703,000	707,179
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.5565% 6/17/37 (b)(c)(d)		1,275,000	1,278,579
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (c)(d)		2,066,000	1,660,137
Merit Securities Corp. Series 13 Class M1, 7.9375% 12/28/33 (c)		168,051	174,767
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.6049% 8/25/36 (c)(d)		1,832,470	1,832,240
Nationstar HECM Loan Trust:
Series 2017-2A Class A1, 2.0383% 9/25/27 (b)		8,048,765	8,021,431
Series 2018-1A Class A, 2.76% 2/25/28 (b)		9,619,597	9,618,606
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		16,915,711	16,882,556
Series 2018-3A Class A 3.5545% 11/25/28 (b)		12,700,000	12,699,994
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.9151% 7/26/66 (b)(c)(d)		2,238,000	2,244,721
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (c)(d)		703,693	702,236
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.2899% 7/25/25 (c)(d)		4,474,924	4,483,247
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (c)(d)		939,804	939,569
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	172,673
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	162,096
Series 2017-SFR2 Class F, 4.836% 12/17/34(b)(d)		160,000	159,733
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		472,000	468,205
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		292,000	289,584
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		689,000	687,515
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.6051% 12/25/33		28,251	17,905
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8041% 12/15/27 (b)(c)(d)		28,308,669	28,399,560
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.5999% 1/25/27 (c)(d)		3,155,773	3,151,642
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.5799% 1/26/26 (c)(d)		2,550,424	2,544,666
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.9065% 1/17/35 (b)(c)(d)		954,000	957,565
Class F, 1 month U.S. LIBOR + 3.400% 5.7065% 1/17/35 (b)(c)(d)		963,000	970,101
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 5.2315% 2/5/36 (b)(c)(d)(m)		321,741	24
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.0815% 12/5/36 (b)(c)(d)(m)		614,154	46
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (c)(d)		15,831	15,313
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		13,802,212	13,912,188
Series 2018-A Class A, 4.147% 9/15/38 (b)		22,250,917	22,100,323
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		20,036,348	19,976,634
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		26,500,737	26,469,816
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (b)(c)(d)(m)		1,639,000	1,143,286
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,186,000	1,192,260
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)		280,000	280,927
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		418,000	411,870
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		329,000	319,236
Class F, 5.769% 11/17/33 (b)		807,000	822,297
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		734,000	731,997
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 3.4958% 11/21/40 (b)(c)(d)		305,000	304,756
TOTAL ASSET-BACKED SECURITIES
(Cost $344,183,887)			346,542,424

Collateralized Mortgage Obligations - 2.5%
Private Sponsor - 0.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.4214% 6/27/36 (b)(c)(d)		4,003,895	3,897,635
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 2.4796% 7/26/36 (b)(c)		685,873	674,352
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.8749% 1/25/35 (c)(d)		153,020	152,522
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		3,378,841	3,309,830
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.501% 1/25/37 (b)(c)		788,720	795,589
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (b)(c)(m)		5,003	1,111
Class 2B5, 3.3614% 2/25/43 (b)(c)		2,772	56
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17 (m)		4,182	20
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		3,106,226	3,078,990
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.5614% 5/27/37 (b)(c)(d)		3,697,425	3,603,990
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.9814% 5/27/37 (b)(c)(d)		340,249	324,772
CSMC Trust Series 2009-5R Class 2A2, 3.945% 6/25/36 (b)(c)		122,927	122,621
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		7,581,892	7,486,074
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5422% 12/25/46 (b)(c)		580,000	591,312
Series 2010-K7 Class B, 5.6859% 4/25/20 (b)(c)		637,070	653,068
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60 (b)(d)		19,197,135	19,157,684
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.1025% 3/25/37 (c)		146,812	145,073
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (b)(c)(d)		19,813,000	19,740,940
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.4856% 6/21/36 (b)(c)(d)		2,000,069	1,980,691
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (c)(d)		533,256	524,670
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/35 (c)(d)		136,267	134,938
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (b)(c)(d)		38,785,000	38,604,339
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.806% 7/26/45 (b)(c)		3,965,618	3,963,711
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(d)		8,910	8,716
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.9549% 9/25/43 (c)(d)		3,634,691	3,605,420
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 4.1371% 1/25/35 (c)		725,384	733,750
Series 2005-AR10 Class 2A15, 4.3904% 6/25/35 (c)		4,018,489	4,026,877
Series 2005-AR2:
Class 1A2, 3.9936% 3/25/35 (c)		535,977	537,919
Class 3A1, 3.9141% 3/25/35 (c)		6,102,739	6,206,849
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7951% 6/27/36 (b)(c)		397,006	394,230
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		3,513,833	3,473,426

TOTAL PRIVATE SPONSOR			127,931,175

U.S. Government Agency - 1.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.1151% 2/25/32 (c)(d)		11,181	11,362
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.3025% 3/18/32 (c)(d)		19,973	20,413
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.3151% 4/25/32 (c)(d)		23,738	24,269
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.3151% 10/25/32 (c)(d)		30,851	31,533
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.0651% 1/25/32 (c)(d)		11,421	11,592
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.7849% 12/25/33 (c)(k)(n)		372,526	75,749
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.3649% 11/25/36 (c)(k)(n)		273,816	40,666
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		10,223	10,613
Series 1993-207 Class H, 6.5% 11/25/23		153,182	161,394
Series 1996-28 Class PK, 6.5% 7/25/25		52,314	55,225
Series 1999-17 Class PG, 6% 4/25/29		166,895	178,194
Series 1999-32 Class PL, 6% 7/25/29		159,327	170,100
Series 1999-33 Class PK, 6% 7/25/29		112,771	120,273
Series 2001-52 Class YZ, 6.5% 10/25/31		14,162	15,634
Series 2003-28 Class KG, 5.5% 4/25/23		89,334	92,257
Series 2005-102 Class CO 11/25/35 (o)		88,096	76,798
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.5307% 8/25/35 (c)(n)		27,681	31,438
Series 2005-81 Class PC, 5.5% 9/25/35		219,374	235,183
Series 2006-12 Class BO 10/25/35 (o)		394,494	344,348
Series 2006-37 Class OW 5/25/36 (o)		35,647	29,568
Series 2006-45 Class OP 6/25/36 (o)		123,593	103,014
Series 2006-62 Class KP 4/25/36 (o)		203,797	170,706
Series 2012-149:
Class DA, 1.75% 1/25/43		4,505,337	4,267,611
Class GA, 1.75% 6/25/42		4,554,264	4,307,505
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		34,128	37,706
Series 1999-25 Class Z, 6% 6/25/29		128,348	138,502
Series 2001-20 Class Z, 6% 5/25/31		177,129	189,903
Series 2001-31 Class ZC, 6.5% 7/25/31		96,777	105,941
Series 2002-16 Class ZD, 6.5% 4/25/32		50,151	55,449
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.2349% 11/25/32 (c)(k)(n)		224,997	26,631
Series 2012-67 Class AI, 4.5% 7/25/27 (k)		1,035,563	94,879
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.3249% 12/25/36 (c)(k)(n)		178,189	30,955
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.1249% 5/25/37 (c)(k)(n)		105,039	15,689
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.2514% 9/25/23 (c)(n)		7,023	7,900
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.7849% 3/25/33 (c)(k)(n)		26,375	4,434
Series 2005-72 Class ZC, 5.5% 8/25/35		1,385,755	1,467,243
Series 2005-79 Class ZC, 5.9% 9/25/35		909,653	997,925
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.7292% 6/25/37 (c)(n)		88,524	155,493
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.7092% 7/25/37 (c)(n)		136,119	236,172
Class SB, 39.600% - 1 month U.S. LIBOR 25.7092% 7/25/37 (c)(n)		51,903	79,215
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.2299% 8/25/37 (c)(k)(n)		3,994,617	589,183
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.0349% 3/25/38 (c)(k)(n)		715,015	98,307
Series 2009-76 Class MI, 5.5% 9/25/24 (k)		1,242	15
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		22,224	424
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		26,485	411
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.0449% 6/25/21 (c)(k)(n)		8,498	123
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.7349% 12/25/40 (c)(k)(n)		667,293	82,662
Class ZA, 4.5% 12/25/40		2,595,334	2,685,130
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		549,487	52,456
Series 2010-150 Class ZC, 4.75% 1/25/41		3,161,358	3,341,692
Series 2010-17 Class DI, 4.5% 6/25/21 (k)		8,860	137
Series 2010-29 Class LI, 4.5% 6/25/19 (k)		725	4
Series 2010-95 Class ZC, 5% 9/25/40		6,516,701	6,954,541
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		104,998	3,369
Series 2011-39 Class ZA, 6% 11/25/32		476,017	519,221
Series 2011-4 Class PZ, 5% 2/25/41		1,398,675	1,534,187
Series 2011-67 Class AI, 4% 7/25/26 (k)		176,781	14,552
Series 2011-83 Class DI, 6% 9/25/26 (k)		199,848	14,512
Series 2012-100 Class WI, 3% 9/25/27 (k)		3,007,945	269,225
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.3349% 12/25/30 (c)(k)(n)		985,302	102,202
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.2349% 6/25/41 (c)(k)(n)		1,247,729	161,863
Series 2013-133 Class IB, 3% 4/25/32 (k)		1,896,949	172,623
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.7349% 1/25/44 (c)(k)(n)		1,002,753	148,288
Series 2013-51 Class GI, 3% 10/25/32 (k)		2,841,867	270,461
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.4049% 6/25/35 (c)(k)(n)		559,421	82,493
Series 2015-42 Class IL, 6% 6/25/45 (k)		4,174,843	935,799
Series 2015-70 Class JC, 3% 10/25/45		3,580,524	3,525,539
Series 2017-30 Class AI, 5.5% 5/25/47		2,220,952	475,834
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.0651% 2/25/42 (b)(c)		5,450	1,951
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.2203% 1/25/42 (b)(c)		1,087	19
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)		103,750	22,420
Series 343 Class 16, 5.5% 5/25/34 (k)		89,129	16,145
Series 348 Class 14, 6.5% 8/25/34 (c)(k)		62,385	14,019
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)		41,455	7,922
Class 13, 6% 3/25/34 (k)		55,306	11,022
Series 359 Class 19, 6% 7/25/35 (c)(k)		34,039	6,916
Series 384 Class 6, 5% 7/25/37 (k)		432,131	80,822
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.1065% 1/15/32 (c)(d)		9,115	9,262
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.2065% 3/15/32 (c)(d)		12,291	12,527
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.3065% 3/15/32 (c)(d)		12,599	12,873
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.2065% 6/15/31 (c)(d)		23,815	24,250
Class FG, 1 month U.S. LIBOR + 0.900% 3.2065% 3/15/32 (c)(d)		6,962	7,094
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.5565% 5/15/37 (c)(d)		515,629	514,986
planned amortization class:
Series 2006-15 Class OP 3/25/36 (o)		371,032	311,254
Series 2095 Class PE, 6% 11/15/28		188,047	200,735
Series 2101 Class PD, 6% 11/15/28		15,870	16,987
Series 2121 Class MG, 6% 2/15/29		76,044	81,448
Series 2131 Class BG, 6% 3/15/29		538,297	575,494
Series 2137 Class PG, 6% 3/15/29		82,570	88,584
Series 2154 Class PT, 6% 5/15/29		136,283	146,037
Series 2162 Class PH, 6% 6/15/29		30,622	32,636
Series 2520 Class BE, 6% 11/15/32		180,801	196,181
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.2935% 3/15/23 (c)(k)(n)		6,458	290
Series 2693 Class MD, 5.5% 10/15/33		2,021,817	2,175,642
Series 2802 Class OB, 6% 5/15/34		275,197	291,916
Series 2937 Class KC, 4.5% 2/15/20		13,509	13,508
Series 2962 Class BE, 4.5% 4/15/20		113,339	114,135
Series 3002 Class NE, 5% 7/15/35		494,218	518,699
Series 3110 Class OP 9/15/35 (o)		222,344	198,897
Series 3119 Class PO 2/15/36 (o)		439,412	367,100
Series 3121 Class KO 3/15/36 (o)		75,410	63,422
Series 3123 Class LO 3/15/36 (o)		243,920	204,390
Series 3145 Class GO 4/15/36 (o)		239,823	201,398
Series 3189 Class PD, 6% 7/15/36		429,935	473,552
Series 3225 Class EO 10/15/36 (o)		132,172	110,338
Series 3258 Class PM, 5.5% 12/15/36		220,312	233,697
Series 3415 Class PC, 5% 12/15/37		169,200	177,817
Series 3786 Class HI, 4% 3/15/38 (k)		486,682	34,741
Series 3806 Class UP, 4.5% 2/15/41		1,358,796	1,397,849
Series 3832 Class PE, 5% 3/15/41		1,513,210	1,606,732
Series 4135 Class AB, 1.75% 6/15/42		3,392,900	3,214,261
sequential payer:
Series 2135 Class JE, 6% 3/15/29		33,662	36,028
Series 2274 Class ZM, 6.5% 1/15/31		44,076	48,234
Series 2281 Class ZB, 6% 3/15/30		103,958	110,452
Series 2303 Class ZV, 6% 4/15/31		45,526	48,786
Series 2357 Class ZB, 6.5% 9/15/31		339,456	375,001
Series 2502 Class ZC, 6% 9/15/32		89,314	96,810
Series 2519 Class ZD, 5.5% 11/15/32		142,488	152,719
Series 2546 Class MJ, 5.5% 3/15/23		54,359	56,136
Series 2601 Class TB, 5.5% 4/15/23		26,102	27,035
Series 2998 Class LY, 5.5% 7/15/25		82,996	86,639
Series 3871 Class KB, 5.5% 6/15/41		2,758,000	3,021,609
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.2935% 2/15/36 (c)(k)(n)		150,942	24,389
Series 2013-4281 Class AI, 4% 12/15/28 (k)		1,707,067	130,181
Series 2017-4683 Class LM, 3% 5/15/47		5,005,987	4,923,989
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 31.8078% 8/15/24 (c)(n)		2,690	3,367
Class SD, 86.400% - 1 month U.S. LIBOR 56.4655% 8/15/24 (c)(n)		3,953	5,848
Series 2933 Class ZM, 5.75% 2/15/35		1,789,723	1,996,046
Series 2935 Class ZK, 5.5% 2/15/35		1,929,113	2,082,892
Series 2947 Class XZ, 6% 3/15/35		636,115	692,046
Series 2996 Class ZD, 5.5% 6/15/35		1,384,281	1,514,769
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.2835% 10/15/35 (c)(k)(n)		218,359	33,850
Series 3237 Class C, 5.5% 11/15/36		1,938,526	2,098,845
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.3535% 11/15/36 (c)(k)(n)		547,888	84,180
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.4435% 3/15/37 (c)(k)(n)		781,509	128,596
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.4535% 4/15/37 (c)(k)(n)		1,167,347	196,840
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.2735% 6/15/37 (c)(k)(n)		395,731	56,871
Series 3949 Class MK, 4.5% 10/15/34		357,718	369,634
Series 3955 Class YI, 3% 11/15/21 (k)		616,244	19,057
Series 4055 Class BI, 3.5% 5/15/31 (k)		1,693,111	176,410
Series 4149 Class IO, 3% 1/15/33 (k)		1,255,256	154,567
Series 4314 Class AI, 5% 3/15/34 (k)		561,366	53,127
Series 4427 Class LI, 3.5% 2/15/34 (k)		3,237,232	426,871
Series 4471 Class PA 4% 12/15/40		3,880,422	3,938,742
target amortization class Series 2156 Class TC, 6.25% 5/15/29		97,470	102,518
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.2065% 2/15/24 (c)(d)		37,068	37,440
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		71,510	76,358
Series 2056 Class Z, 6% 5/15/28		136,845	146,063
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		4,220,575	4,322,271
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56		10,490,738	10,109,906
Series 2018-2 Class MA, 3.5% 11/25/57		3,505,208	3,464,961
Series 2018-3 Class MA, 3.5% 8/25/57		65,118,630	64,889,569
Series 2018-4 Class MA, 3.5% 11/25/57		9,000,517	8,818,364
Series 2018-3 Class M55D, 4% 8/25/57		9,622,317	9,742,359
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		6,677,078	6,614,264
Class A2, 3.5% 6/25/28		1,656,000	1,616,759
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3796% 6/16/37 (c)(k)(n)		240,185	39,305
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8449% 3/20/60 (c)(d)(p)		3,153,369	3,163,191
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 7/20/60 (c)(d)(p)		370,369	369,551
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.5739% 9/20/60 (c)(d)(p)		465,344	464,066
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.5739% 8/20/60 (c)(d)(p)		489,111	487,729
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6539% 12/20/60 (c)(d)(p)		903,486	902,785
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 12/20/60 (c)(d)(p)		1,388,478	1,391,197
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 2/20/61 (c)(d)(p)		2,808,592	2,812,939
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.7639% 2/20/61 (c)(d)(p)		3,742,050	3,747,160
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 4/20/61 (c)(d)(p)		1,211,776	1,214,274
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (c)(d)(p)		1,465,451	1,468,979
Class FC, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (c)(d)(p)		1,377,421	1,380,339
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.8039% 6/20/61 (c)(d)(p)		1,716,581	1,720,955
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 10/20/61 (c)(d)(p)		3,334,337	3,348,810
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 11/20/61 (c)(d)(p)		1,661,878	1,673,429
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 1/20/62 (c)(d)(p)		1,092,143	1,099,298
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 1/20/62 (c)(d)(p)		1,562,165	1,570,397
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 3/20/62 (c)(d)(p)		916,701	920,596
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9239% 5/20/61 (c)(d)(p)		238,663	239,161
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.7939% 10/20/62 (c)(d)(p)		880,167	882,400
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.8039% 7/20/60 (c)(d)(p)		1,653,059	1,653,771
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.6339% 3/20/63 (c)(d)(p)		1,456,778	1,454,919
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 1/20/64 (c)(d)(p)		1,579,814	1,586,356
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.8739% 12/20/63 (c)(d)(p)		4,583,909	4,605,963
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.7739% 6/20/64 (c)(d)(p)		6,489,472	6,503,932
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.7739% 9/20/64 (c)(d)(p)		20,502,247	20,549,765
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.6739% 12/20/62 (c)(d)(p)		2,109,523	2,109,088
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27		86,605	96,191
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.3982% 12/20/40 (c)(n)		3,619,000	3,619,856
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		363,601	44,583
Series 2017-134 Class BA, 2.5% 11/20/46		4,151,348	3,971,019
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		750,025	790,451
Series 2010-160 Class DY, 4% 12/20/40		9,016,379	9,248,882
Series 2010-170 Class B, 4% 12/20/40		2,023,478	2,075,631
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1896% 5/16/34 (c)(k)(n)		133,414	18,270
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8896% 8/17/34 (c)(k)(n)		156,984	27,414
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 26.3377% 6/16/37 (c)(n)		14,456	22,812
Series 2010-116 Class QB, 4% 9/16/40		19,292,099	19,659,254
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 5/20/60 (c)(d)(p)		1,228,094	1,225,565
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7991% 7/20/41 (c)(k)(n)		777,539	110,825
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3896% 6/16/42 (c)(k)(n)		494,968	73,358
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.5988% 4/20/39 (c)(n)		945,126	954,627
Class ST, 8.800% - 1 month U.S. LIBOR 5.7322% 8/20/39 (c)(n)		3,054,868	3,112,711
Series 2013-149 Class MA, 2.5% 5/20/40		10,807,340	10,458,736
Series 2014-2 Class BA, 3% 1/20/44		8,923,122	8,739,657
Series 2014-21 Class HA, 3% 2/20/44		4,060,698	3,981,867
Series 2014-25 Class HC, 3% 2/20/44		6,064,252	5,930,907
Series 2014-5 Class A, 3% 1/20/44		5,452,226	5,340,590
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		9,541,571	9,479,508
Series 2015-H21:
Class HA, 2.5% 6/20/63 (p)		1,730,031	1,721,598
Class JA, 2.5% 6/20/65 (p)		7,724,897	7,673,192
Series 2017-186 Class HK, 3% 11/16/45		8,764,068	8,551,600
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (c)(d)(p)		13,789,204	13,810,874

TOTAL U.S. GOVERNMENT AGENCY			371,266,434

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $505,629,669)			499,197,609

Commercial Mortgage Securities - 3.6%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.1335% 9/15/34 (b)(c)(d)		1,278,000	1,275,592
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		352,000	374,445
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (c)(k)		17,521	111
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)		831,000	775,410
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,426,000	1,175,094
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		830,000	665,171
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		1,024,000	779,182
Series 2018-BN12 Class D, 3% 5/15/61 (b)		321,000	254,408
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		735,000	597,748
Class E, 3% 11/15/61 (b)		735,000	539,927
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		610,000	595,775
Class D, 3.25% 2/15/50 (b)		716,000	587,410
Bank of America Commercial Mortgage Trust:
Series 2015-UBS7 Class C, 4.5071% 9/15/48 (c)		201,000	201,066
Series 2016-UB10 Class XA, 2.1456% 7/15/49 (c)(k)		28,967,582	2,745,912
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		2,007,000	1,934,039
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(k)(m)		2,042,553	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(c)		868,000	813,538
Class E, 3.7292% 8/14/36 (b)(c)		637,000	557,522
Benchmark Mortgage Trust Series 2018-B7:
Class D, 3% 11/15/51 (b)(c)		614,000	507,206
Class E, 3% 11/15/51 (b)(c)		614,000	467,388
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (b)(c)		637,000	615,488
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.7776% 3/15/37 (b)(c)(d)		613,000	612,036
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (b)(c)(d)		6,468,000	6,439,347
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (b)(c)(d)		9,661,000	9,636,727
Class G, 1 month U.S. LIBOR + 2.050% 4.3565% 11/15/35 (b)(c)(d)		1,321,000	1,316,861
Class H, 1 month U.S. LIBOR + 3.000% 5.3065% 11/15/35 (b)(c)(d)		513,000	511,874
Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.5565% 10/15/32 (b)(c)(d)		1,325,000	1,324,143
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.0025% 6/15/35 (b)(c)(d)		533,000	536,975
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		769,000	775,367
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7137% 2/10/50 (c)		1,482,000	1,455,768
Class D, 3.25% 2/10/50 (b)		1,340,000	1,078,072
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9474% 12/15/47 (b)(c)		478,000	499,815
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.7955% 6/15/31 (b)(c)(d)		505,761	499,438
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.7955% 6/15/31 (b)(c)(d)		505,761	498,567
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.7955% 6/15/31 (b)(c)(d)		238,406	234,488
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (b)(c)		237,000	235,101
Class F, 3.9121% 4/10/28 (b)(c)		1,161,000	1,148,854
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (b)(c)		1,306,000	1,243,760
Series 2013-GC15 Class D, 5.3909% 9/10/46 (b)(c)		2,196,000	2,185,594
Series 2015-GC29 Class XA, 1.2454% 4/10/48 (c)(k)		41,941,321	2,067,816
Series 2015-GC33 Class XA, 1.0951% 9/10/58 (c)(k)		58,210,274	2,745,109
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.6565% 7/15/27 (b)(c)(d)		834,000	838,202
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,507,000	1,159,637
Series 2016-P6 Class XA, 0.9608% 12/10/49 (c)(k)		52,606,140	2,144,389
Series 2018-C6 Class A4, 4.412% 11/10/51 (l)		10,946,000	11,274,084
COMM Mortgage Trust:
floater:
Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.4653% 8/13/27 (b)(c)(d)		835,000	842,937
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.3565% 9/15/33 (b)(c)(d)		468,000	462,416
Class G, 1 month U.S. LIBOR + 5.056% 7.3628% 9/15/33 (b)(c)(d)		544,000	512,140
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		5,924,751	5,801,544
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,476,000	1,166,759
Series 2012-CR1:
Class C, 5.4981% 5/15/45 (c)		769,000	786,869
Class D, 5.4981% 5/15/45 (b)(c)		2,108,000	2,091,207
Class G, 2.462% 5/15/45 (b)		774,000	573,655
Series 2012-CR5 Class D, 4.4642% 12/10/45 (b)(c)		642,000	623,075
Series 2012-LC4:
Class C, 5.7237% 12/10/44 (c)		166,000	164,396
Class D, 5.7237% 12/10/44 (b)(c)		1,786,470	1,602,251
Series 2013-CCRE6 Class E, 4.2221% 3/10/46 (b)(c)		47,757	40,540
Series 2013-CR10:
Class C, 4.9523% 8/10/46 (b)(c)		314,000	319,502
Class D, 4.9523% 8/10/46 (b)(c)		1,490,000	1,422,361
Series 2013-CR12 Class D, 5.2542% 10/10/46 (b)(c)		1,205,000	1,046,422
Series 2013-CR6:
Class D, 4.2221% 3/10/46 (b)(c)		315,000	300,676
Class F, 4.2221% 3/10/46 (b)(c)		456,295	320,993
Series 2013-CR9 Class C, 4.3988% 7/10/45 (b)(c)		334,462	322,218
Series 2013-LC6 Class D, 4.4057% 1/10/46 (b)(c)		1,664,000	1,610,761
Series 2014-CR15 Class D, 4.8692% 2/10/47 (b)(c)		298,000	297,622
Series 2014-CR17 Class E, 4.9613% 5/10/47 (b)(c)		255,000	228,813
Series 2014-CR19 Class XA, 1.337% 8/10/47 (c)(k)		97,089,906	3,949,549
Series 2014-CR20 Class XA, 1.2769% 11/10/47 (c)(k)		78,865,013	3,571,583
Series 2014-LC17 Class XA, 1.0676% 10/10/47 (c)(k)		66,737,985	1,909,801
Series 2014-UBS2 Class D, 5.1897% 3/10/47 (b)(c)		994,000	876,375
Series 2014-UBS4 Class XA, 1.3351% 8/10/47 (c)(k)		70,270,516	3,094,208
Series 2014-UBS6 Class XA, 1.1096% 12/10/47 (c)(k)		92,555,731	3,709,513
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		1,538,000	1,389,972
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		308,000	304,052
Series 2015-DC1 Class XA, 1.273% 2/10/48 (c)(k)		97,492,128	4,396,914
Series 2016-CD1 Class D, 2.9034% 8/10/49 (b)(c)		947,000	744,964
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,079,000	866,339
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6888% 5/10/43 (b)(c)		518,462	513,501
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		368,000	292,553
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		171,966	172,010
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.164% 11/10/49 (c)		619,000	586,504
Class D, 2.914% 11/10/49 (c)		546,000	425,959
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9926% 8/15/45 (b)(c)		105,000	102,561
Class E, 4.9926% 8/15/45 (b)(c)		1,801,000	1,715,551
Class F, 4.25% 8/15/45 (b)		1,773,000	1,481,844
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		522,000	351,716
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		740,000	715,828
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		543,000	528,337
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		1,711,000	1,629,161
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		251,266	204,555
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)		1,278,000	1,127,469
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)		1,055,000	1,007,696
Series 2017-CX9 Class D, 4.2964% 9/15/50 (b)(c)		518,000	453,757
Series 2018-CX11 Class C, 4.9531% 4/15/51 (c)		495,000	496,434
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51		8,986,000	9,297,050
CSMC Trust:
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.5565% 11/15/33 (b)(c)(d)		1,058,000	1,068,154
Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)		240,000	229,124
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)		458,000	447,970
Class E, 5.099% 1/10/34 (b)(c)		1,487,000	1,417,283
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8844% 11/10/46 (b)(c)		2,136,000	2,191,185
Class F, 5.8844% 11/10/46 (b)(c)		2,129,000	2,137,570
Class G, 4.652% 11/10/46 (b)		2,273,000	2,061,638
Class XB, 0.3849% 11/10/46 (b)(c)(k)		13,328,000	79,263
Series 2011-LC3A Class D, 5.5158% 8/10/44 (b)(c)		969,000	987,643
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6341% 8/10/49 (c)		382,000	355,030
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		32,621,747	30,784,881
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5269% 7/25/20 (c)(d)		8,218,000	8,217,995
pass-thru certificates:
Series K011 Class X3, 2.6595% 12/25/43 (c)(k)		1,045,000	51,627
Series K012 Class X3, 2.3289% 1/25/41 (c)(k)		1,128,055	50,871
Series K013 Class X3, 2.9097% 1/25/43 (c)(k)		1,113,000	63,500
sequential payer:
Series 2018-K074 Class A2, 3.6% 1/25/28		2,548,000	2,539,578
Series K069 Class A2, 3.187% 9/25/27		11,850,000	11,477,781
Series K072 Class A2, 3.444% 12/25/27		2,867,000	2,826,300
Series K073 Class A2, 3.35% 1/25/28		32,618,000	31,988,479
Series K155:
Class A1, 3.75% 11/25/29		766,881	778,555
Class A2, 3.75% 11/25/32		11,467,000	11,504,451
Series K158 Class A2, 3.9% 12/25/30		9,700,000	9,781,572
Series 2018-K075 Class A2, 3.65% 2/25/28		23,903,000	23,913,603
Series K076 Class A2, 3.9% 6/25/51		14,207,000	14,478,053
Series K077 Class A2, 3.85% 5/25/28		22,161,000	22,497,080
Series K079 Class A2, 3.926% 6/25/28		18,046,000	18,414,546
Series K084 Class A2, 3.78% 10/25/28		9,100,000	9,170,413
Series K157 Class A2, 3.99% 5/25/33		14,793,000	15,170,609
Series KAIV Class X2, 3.6147% 6/25/41 (c)(k)		574,000	46,836
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		4,714,000	4,786,971
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3736% 9/25/45 (b)(c)		1,156,000	1,188,361
Series 2011-K10 Class B, 4.7808% 11/25/49 (b)(c)		319,000	325,370
Series 2011-K11 Class B, 4.5654% 12/25/48 (b)(c)		478,000	488,021
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (b)(c)		12,047,000	11,978,762
Class CFX, 3.4949% 12/15/34 (b)(c)		9,016,000	8,979,387
Class DFX, 3.4949% 12/15/34 (b)(c)		17,713,000	17,594,953
Class EFX, 3.4949% 12/15/34 (b)(c)		1,115,000	1,100,692
Class FFX, 3.4949% 12/15/34 (b)(c)		2,384,000	2,332,307
Class GFX, 3.4949% 12/15/34 (b)(c)		3,474,000	3,387,838
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		105,437	101,648
Series 1997-C2 Class H, 6.75% 4/15/29 (c)		608,997	491,690
Series 1999-C2I Class K, 6.481% 9/15/33		1,398,953	1,391,100
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.2503% 11/21/35 (b)(c)(d)		424,000	425,586
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		1,219,000	1,197,348
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.4931% 8/10/43 (b)(c)(k)		2,967,442	53,033
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.7565% 9/15/21 (b)(c)(d)		27,904,000	27,885,818
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.3965% 10/15/31 (b)(c)(d)		10,027,000	10,020,691
sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50		3,190,000	3,075,273
Series 2018-GS10 Class A5, 4.155% 7/10/51		2,990,000	3,032,102
Series 2010-C2:
Class D, 5.3541% 12/10/43 (b)(c)		910,000	915,748
Class XA, 0.2636% 12/10/43 (b)(c)(k)		1,981,664	4,159
Series 2011-GC3 Class D, 5.8252% 3/10/44 (b)(c)		323,000	326,779
Series 2011-GC5:
Class C, 5.5575% 8/10/44 (b)(c)		908,923	927,572
Class D, 5.5575% 8/10/44 (b)(c)		2,158,688	2,109,412
Class E, 5.5575% 8/10/44 (b)(c)		773,957	687,936
Class F, 4.5% 8/10/44 (b)		1,339,218	767,025
Series 2012-GC6:
Class D, 5.8401% 1/10/45 (b)(c)		1,837,000	1,817,991
Class E, 5% 1/10/45 (b)(c)		463,000	401,321
Series 2012-GC6I Class F, 5% 1/10/45 (c)		447,457	318,474
Series 2012-GCJ7:
Class C, 5.8921% 5/10/45 (c)		1,043,000	1,063,575
Class D, 5.8921% 5/10/45 (b)(c)		2,561,000	2,395,770
Class E, 5% 5/10/45 (b)		845,140	562,145
Class F, 5% 5/10/45 (b)		2,253,469	690,099
Series 2012-GCJ9:
Class D, 4.9048% 11/10/45 (b)(c)		1,910,000	1,863,135
Class E, 4.9048% 11/10/45 (b)(c)		896,000	798,862
Series 2013-GC10 Class D, 4.5438% 2/10/46 (b)(c)		586,000	556,211
Series 2013-GC12:
Class D, 4.5873% 6/10/46 (b)(c)		254,518	232,734
Class XA, 1.5739% 6/10/46 (c)(k)		16,974,331	857,244
Series 2013-GC13 Class D, 4.2179% 7/10/46 (b)(c)		1,907,000	1,761,854
Series 2013-GC16:
Class C, 5.4876% 11/10/46 (c)		421,844	440,828
Class D, 5.4876% 11/10/46 (b)(c)		1,161,000	1,167,055
Class F, 3.5% 11/10/46 (b)		970,000	710,932
Series 2014-GC20 Class XA, 1.2372% 4/10/47 (c)(k)		90,397,782	3,686,964
Series 2015-GC34 Class XA, 1.4957% 10/10/48 (c)(k)		18,424,338	1,218,962
Series 2016-GS2:
Class C, 4.6794% 5/10/49 (c)		771,000	776,677
Class D, 2.753% 5/10/49 (b)		703,000	576,388
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,935,000	1,530,464
Series 2016-GS4 Class C, 3.9234% 11/10/49 (c)		464,000	448,439
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,224,000	1,248,444
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		3,220,000	3,165,134
Class F, 4.2022% 2/10/29 (b)(c)		1,670,000	1,633,150
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		1,195,000	976,230
Series 2018-GS9 Class D, 3% 3/10/51 (b)		835,000	640,721
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		1,817,000	1,616,557
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		1,462,000	1,468,385
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.4565% 6/15/34 (b)(c)(d)		608,000	606,856
Class FFL, 1 month U.S. LIBOR + 2.850% 5.1565% 6/15/34 (b)(c)(d)		228,000	227,642
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		1,064,000	1,048,325
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.5525% 7/17/37 (b)(c)(d)		1,184,000	1,181,039
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.45% 1/17/38 (b)(c)(d)		744,000	744,445
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.3065% 6/15/35 (b)(c)(d)		67,000	67,084
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.2758% 4/15/47 (c)(k)		14,215,159	243,958
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		194,000	166,234
Series 2014-C26 Class D, 4.0651% 1/15/48 (b)(c)		758,000	666,574
Series 2015-C30 Class XA, 0.7537% 7/15/48 (c)(k)		51,440,720	1,391,883
Series 2015-C32 Class C, 4.817% 11/15/48 (c)		1,942,000	1,912,962
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5943% 12/15/49 (b)(c)		1,251,000	1,051,649
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2218% 12/15/49 (c)		603,000	534,458
Class D, 3.2218% 12/15/49 (b)(c)		1,242,000	1,001,943
Series 2017-C7:
Class C, 4.3245% 10/15/50 (c)		347,000	331,133
Class D, 3% 10/15/50 (b)		602,000	471,695
Series 2018-C8 Class D, 3.4037% 6/15/51 (b)(c)		406,000	327,247
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6578% 1/12/37 (b)(c)		157,282	160,631
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		242,000	250,631
Class D, 7.6935% 12/5/27 (b)(c)		1,201,000	1,243,835
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (c)		159,000	159,958
Class D, 5.1909% 6/15/45 (b)(c)		886,000	872,355
Class E, 5.1909% 6/15/45 (b)(c)		1,122,000	1,023,417
Class F, 4% 6/15/45 (b)		1,124,000	870,239
Class G 4% 6/15/45 (b)		1,233,000	647,224
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		242,000	243,752
Series 2005-LDP2 Class F, 5.01% 7/15/42 (c)		139,704	141,337
Series 2011-C3:
Class E, 5.849% 2/15/46 (b)(c)		1,156,000	1,134,096
Class G, 4.409% 2/15/46 (b)(c)		368,000	304,082
Class H, 4.409% 2/15/46 (b)(c)		828,000	625,843
Class J, 4.409% 2/15/46 (b)(c)		106,000	71,431
Series 2011-C4:
Class E, 5.7202% 7/15/46 (b)(c)		1,398,000	1,430,144
Class F, 3.873% 7/15/46 (b)		166,000	161,360
Class H, 3.873% 7/15/46 (b)		784,250	719,164
Class NR, 3.873% 7/15/46 (b)		420,000	299,319
Series 2011-C5:
Class B. 5.5859% 8/15/46 (b)(c)		726,000	750,980
Class C, 5.5859% 8/15/46 (b)(c)		414,648	425,641
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,025,000	994,962
Class D, 4.3077% 4/15/46 (c)		1,631,000	1,371,371
Class F, 3.25% 4/15/46 (b)(c)		1,851,000	1,123,459
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		945,000	727,650
Class E, 3.9314% 6/10/27 (b)(c)		1,204,000	818,720
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		1,170,000	1,139,308
Series 2018-AON Class F, 4.767% 7/5/31 (b)		743,000	727,484
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		2,322,000	2,384,166
Class DFX, 5.3503% 7/5/33 (b)		3,571,000	3,668,218
Class EFX, 5.5422% 7/5/33 (b)		4,886,000	4,968,864
Class XAFX, 1.2948% 7/5/33(b)(c)(d)(k)		35,039,000	1,665,964
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		6,478	6,287
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,339,000	1,283,415
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		375,000	378,217
Class E, 4.8035% 2/10/36 (b)(c)		942,000	896,732
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 2.050% 4.3565% 9/15/28 (b)(c)(d)		202,576	202,704
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.2007% 1/20/41 (b)(c)		298,000	296,910
Class E, 5.2007% 1/20/41 (b)(c)		466,000	431,460
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (b)(c)		146,606	144,535
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7802% 5/12/39 (c)		288,975	290,405
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	672,902
Series 2012-C5 Class E, 4.842% 8/15/45 (b)(c)		288,000	283,239
Series 2012-C6 Class D, 4.6104% 11/15/45 (b)(c)		1,469,000	1,460,874
Series 2013-C12 Class D, 4.9199% 10/15/46 (b)(c)		1,299,000	1,251,659
Series 2013-C13:
Class D, 5.0728% 11/15/46 (b)(c)		1,579,000	1,571,040
Class E, 5.0728% 11/15/46 (b)(c)		785,081	698,029
Series 2013-C7:
Class C, 4.2543% 2/15/46 (c)		308,000	307,107
Class D, 4.3703% 2/15/46 (b)(c)		1,341,000	1,212,457
Class E, 4.3703% 2/15/46 (b)(c)		391,000	309,778
Series 2013-C8 Class D, 4.1939% 12/15/48 (b)(c)		504,000	454,451
Series 2013-C9:
Class C, 4.176% 5/15/46 (c)		920,000	913,116
Class D, 4.264% 5/15/46 (b)(c)		1,700,000	1,580,160
Series 2014-C17 Class XA, 1.3476% 8/15/47 (c)(k)		108,561,662	4,070,552
Series 2015-C25 Class XA, 1.2716% 10/15/48 (c)(k)		29,920,120	1,663,924
Series 2016-C30:
Class C, 4.2658% 9/15/49 (c)		266,000	252,556
Class D, 3% 9/15/49 (b)		495,000	402,269
Series 2016-C31:
Class C, 4.4611% 11/15/49 (c)		603,000	580,813
Class D, 3% 11/15/49 (b)(c)		772,000	591,961
Series 2016-C32:
Class C, 4.4374% 12/15/49 (c)		415,000	400,715
Class D, 3.396% 12/15/49 (b)		997,000	813,758
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		947,000	765,367
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.6007% 3/15/45 (b)(c)		1,041,000	904,151
Series 2018-L1 Class A4, 4.407% 10/15/51		8,710,000	9,009,956
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		45,073	38,612
Series 2011-C1:
Class D, 5.5992% 9/15/47 (b)(c)		2,059,000	2,123,007
Class E, 5.5992% 9/15/47 (b)(c)		530,100	546,514
Series 2011-C2:
Class D, 5.6675% 6/15/44 (b)(c)		1,788,000	1,771,543
Class E, 5.6675% 6/15/44 (b)(c)		921,000	875,516
Class F, 5.6675% 6/15/44 (b)(c)		748,000	638,175
Class XB, 0.6125% 6/15/44 (b)(c)(k)		5,734,008	70,921
Series 2011-C3:
Class D, 5.3257% 7/15/49 (b)(c)		2,163,000	2,206,380
Class E, 5.3257% 7/15/49 (b)(c)		684,000	679,584
Class F, 5.3257% 7/15/49 (b)(c)		332,000	320,225
Class G, 5.3257% 7/15/49 (b)(c)		1,117,000	985,447
Series 2012-C4 Class D, 5.6007% 3/15/45 (b)(c)		425,000	403,086
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		418,000	419,930
Class F, 4.4382% 9/9/32 (b)(c)		734,000	700,773
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		915,000	889,157
Series 2015-MS1:
Class C, 4.1649% 5/15/48 (c)		468,000	453,481
Class D, 4.1649% 5/15/48 (b)(c)		1,371,000	1,214,507
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		883,000	739,435
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,456,000	1,176,103
Class D, 4.0385% 11/15/49 (c)		603,000	571,389
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.9065% 11/15/34 (b)(c)(d)		822,000	820,436
Series 2018-MP Class E, 4.4185% 7/11/40 (b)		892,000	802,309
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8627% 7/15/33 (b)(c)		109,941	115,346
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.233% 8/15/19 (b)(c)(d)		657,782	664,051
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.5565% 8/15/34 (b)(c)(d)		3,389,293	3,395,647
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.4565% 10/15/37 (b)(c)(d)		679,000	677,731
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)		10,845,380	10,545,473
Class B, 4.181% 11/15/34 (b)		4,567,900	4,479,471
Class C, 5.205% 11/15/34 (b)		3,195,150	3,167,633
Class D, 6.55% 11/15/34 (b)		2,028,100	2,010,257
Class E, 6.8087% 11/15/34 (b)		561,000	534,276
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		311,000	281,038
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		146,468	147,749
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.03% 6/15/35 (b)(c)(d)		132,000	132,644
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.03% 6/15/35 (b)(c)(d)		128,000	127,333
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(c)		307,000	286,791
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.3065% 11/15/34 (b)(c)(d)		245,000	245,474
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,187,244	1,384,804
RETL floater Series 2018-RVP:
Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (b)(c)(d)		23,363,586	23,304,490
Class E, 1 month U.S. LIBOR + 4.500% 6.8065% 3/15/33 (b)(c)(d)		469,089	468,490
Class F, 1 month U.S. LIBOR + 6.000% 8.3065% 3/15/33 (b)(c)(d)		476,079	475,473
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.5565% 11/15/27 (b)(c)(d)		695,000	677,168
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4812% 8/15/39 (c)		24,560	24,593
Series 2007-C4 Class F, 5.4812% 8/15/39 (c)		1,110,000	1,029,930
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.0025% 2/15/35 (b)(c)(d)		323,000	324,702
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7286% 5/10/45 (b)(c)		1,367,000	1,344,238
Class E, 5% 5/10/45 (b)(c)		595,000	524,122
Class F, 5% 5/10/45 (b)(c)		762,700	552,367
Series 2017-C7 Class XA, 1.2242% 12/15/50 (c)(k)		54,193,316	3,793,727
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		368,000	330,281
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (b)(c)		110,000	107,279
Class E, 4.3793% 6/10/30 (b)(c)		618,000	548,593
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		828,000	798,179
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	189,941
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6614% 11/15/43 (b)(c)(k)		15,792,886	160,487
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		362,000	370,664
Class D, 4.9217% 10/15/45 (b)(c)		1,939,000	1,902,719
Class E, 4.9217% 10/15/45 (b)(c)		869,082	843,074
Series 2013-LC12 Class C, 4.4222% 7/15/46 (c)		840,000	818,266
Series 2015-C31 Class XA, 1.2224% 11/15/48 (c)(k)		23,953,385	1,353,718
Series 2015-NXS4 Class E, 3.7522% 12/15/48 (b)(c)		645,000	521,577
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	397,383
Class D, 3% 8/15/49 (b)		487,000	394,698
Series 2016-C34 Class XA, 2.3265% 6/15/49 (c)(k)		21,611,615	2,275,599
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,739,000	1,388,230
Series 2016-LC25 Class C, 4.5677% 12/15/59 (c)		575,000	562,016
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,337,000	1,070,501
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		1,478,000	1,164,400
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		595,000	488,439
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	388,989
Series 2018-C46 Class XA, 1.1162% 8/15/51 (c)(k)		47,293,931	2,974,679
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.0225% 6/15/46 (b)(c)(d)		19,571,681	19,571,703
sequential payer Series 2011-C4I Class G, 5% 6/15/44		372,000	224,110
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		229,000	232,157
Class D, 5.8551% 3/15/44 (b)(c)		949,000	836,261
Class E, 5% 3/15/44 (b)		733,000	373,356
Class F, 5% 3/15/44 (b)		761,000	188,741
Series 2011-C4:
Class D, 5.3973% 6/15/44 (b)(c)		474,000	463,205
Class E, 5.3973% 6/15/44 (b)(c)		335,432	321,307
Series 2011-C5:
Class C, 5.8614% 11/15/44 (b)(c)		160,000	166,528
Class D, 5.8614% 11/15/44 (b)(c)		1,195,000	1,213,975
Class E, 5.8614% 11/15/44 (b)(c)		1,670,000	1,653,520
Class F, 5.25% 11/15/44 (b)(c)		1,099,000	964,853
Class G, 5.25% 11/15/44 (b)(c)		376,000	314,133
Class XA, 1.8996% 11/15/44 (b)(c)(k)		2,405,849	92,454
Series 2012-C6 Class D, 5.7686% 4/15/45 (b)(c)		702,000	701,926
Series 2012-C7:
Class C, 4.9762% 6/15/45 (c)		1,226,000	1,228,257
Class E, 4.9762% 6/15/45 (b)(c)		2,074,312	1,666,190
Class F, 4.5% 6/15/45 (b)		421,434	268,840
Class G, 4.5% 6/15/45 (b)		1,242,487	396,725
Series 2012-C8:
Class D, 5.0559% 8/15/45 (b)(c)		524,000	506,144
Class E, 5.0559% 8/15/45 (b)(c)		367,000	356,446
Series 2013-C11:
Class D, 4.4078% 3/15/45 (b)(c)		801,251	765,248
Class E, 4.4078% 3/15/45 (b)(c)		1,774,872	1,558,930
Series 2013-C13 Class D, 4.2706% 5/15/45 (b)(c)		580,000	541,681
Series 2013-C16 Class D, 5.2058% 9/15/46 (b)(c)		211,000	196,408
Series 2013-UBS1 Class D, 4.8476% 3/15/46 (b)(c)		830,625	762,778
Series 2014-C21 Class XA, 1.2239% 8/15/47(c)(k)		64,823,929	2,784,045
Series 2014-C24 Class XA, 1.019% 11/15/47 (c)(k)		21,012,712	772,740
Series 2014-LC14 Class XA, 1.4381% 3/15/47 (c)(k)		40,688,052	1,746,616
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.0268% 11/15/29 (b)(c)(d)		1,153,721	1,151,602
Class G, 1 month U.S. LIBOR + 3.020% 5.3265% 11/15/29 (b)(c)(d)		496,518	491,013
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(c)		348,000	313,047
Class F, 3.7154% 11/10/36 (b)(c)		1,960,000	1,663,834
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)		528,000	415,378
Class PR2, 3.6332% 6/5/35 (b)(c)		1,378,000	1,003,562
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $728,171,434)			718,630,490

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,297,234
7.5% 4/1/34		5,800,000	7,829,594
7.55% 4/1/39		11,940,000	16,863,459
Series 2010:
7.6% 11/1/40		9,060,000	13,000,194
7.625% 3/1/40		6,440,000	9,075,828
7.3% 10/1/39		17,580,000	23,950,113
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		1,535,000	1,546,129
Series 2010 C1, 7.781% 1/1/35		8,885,000	9,815,260
Series 2012 B, 5.432% 1/1/42		2,095,000	1,827,050
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		15,445,000	15,626,479
5.1% 6/1/33		40,165,000	38,078,027
Series 2010-1, 6.63% 2/1/35		7,610,000	7,997,958
Series 2010-3:
5.547% 4/1/19		210,000	211,577
6.725% 4/1/35		11,345,000	12,001,081
7.35% 7/1/35		5,200,000	5,704,296
Series 2010-5, 6.2% 7/1/21		3,120,000	3,230,074
Series 2011, 5.877% 3/1/19		49,595,000	49,926,012
Series 2013, 3.14% 12/1/18		2,225,000	2,225,000
TOTAL MUNICIPAL SECURITIES
(Cost $222,489,198)			221,205,365

Foreign Government and Government Agency Obligations - 1.1%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$1,067,000	$1,010,758
5.875% 6/11/25		487,000	444,002
5.875% 6/11/25 (b)		1,050,000	957,293
6.125% 1/31/22 (b)		6,107,000	5,984,860
7.5% 1/31/27 (b)		382,000	367,927
7.903% 2/21/48 (b)		806,000	702,265
8.5% 1/31/47 (b)		1,586,000	1,444,957
Argentine Republic:
6.875% 4/22/21		14,311,000	13,502,429
7.5% 4/22/26		11,512,000	9,773,803
7.625% 4/22/46		2,590,000	1,972,311
Bahamian Republic 6% 11/21/28 (b)		373,000	378,595
Barbados Government:
7% 8/4/22 (b)(f)		972,000	524,880
7.25% 12/15/21 (b)(f)		57,000	30,780
Belarus Republic:
6.875% 2/28/23 (b)		3,151,000	3,163,919
7.625% 6/29/27 (b)		608,000	612,431
Brazilian Federative Republic:
4.25% 1/7/25		6,374,000	6,166,526
5.625% 1/7/41		9,126,000	8,400,574
5.625% 2/21/47		809,000	730,123
8.25% 1/20/34		4,309,000	5,176,186
Buenos Aires Province:
6.5% 2/15/23 (b)		414,000	347,015
9.95% 6/9/21 (b)		2,309,379	2,251,645
10.875% 1/26/21 (b)		2,405,000	2,389,392
10.875% 1/26/21 (Reg. S)		7,350,000	7,302,299
Cameroon Republic 9.5% 11/19/25 (b)		1,631,000	1,668,578
City of Buenos Aires 8.95% 2/19/21 (b)		1,038,000	1,045,795
Colombian Republic:
7.375% 9/18/37		777,000	924,630
10.375% 1/28/33		1,144,000	1,661,088
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		414,000	409,446
5.75% 4/18/23 (b)		516,000	461,827
6% 1/14/19 (b)		1,670,000	1,661,650
6.2% 5/11/27 (b)		305,000	257,736
6.25% 10/4/20 (b)		274,000	263,040
6.25% 7/27/21 (b)		360,000	340,740
Dominican Republic:
5.95% 1/25/27 (b)		726,000	712,388
6% 7/19/28 (b)		666,000	651,848
6.6% 1/28/24 (b)		743,000	769,005
6.85% 1/27/45 (b)		363,000	347,573
6.875% 1/29/26 (b)		777,000	804,195
7.45% 4/30/44 (b)		764,000	775,842
Ecuador Republic:
8.875% 10/23/27 (b)		1,223,000	1,088,837
9.65% 12/13/26 (b)		637,000	592,601
El Salvador Republic:
7.375% 12/1/19 (b)		3,007,000	3,016,021
7.75% 1/24/23 (b)		898,000	914,110
Gabonese Republic 6.375% 12/12/24 (b)		1,130,799	989,433
Georgia Republic 6.875% 4/12/21 (b)		525,000	549,356
Ghana Republic 8.627% 6/16/49 (b)		532,000	468,753
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	847,000	929,969
3.5% 1/30/23	EUR	401,354	459,144
Indonesian Republic:
2.625% 6/14/23	EUR	5,578,000	6,526,401
7.75% 1/17/38 (b)		1,433,000	1,794,289
8.5% 10/12/35 (Reg. S)		1,695,000	2,228,296
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		1,363,000	1,353,985
7.25% 4/15/19 (b)		4,087,000	4,082,709
8.25% 4/15/24 (b)		436,000	433,820
Ivory Coast 5.75% 12/31/32		889,850	786,182
Kingdom of Saudi Arabia 3.625% 3/4/28 (b)		503,000	471,034
Lebanese Republic:
5.45% 11/28/19		2,176,000	2,067,722
5.5% 4/23/19		2,101,000	2,060,871
5.8% 4/14/20		704,000	656,480
6% 5/20/19		4,011,000	3,928,229
6.15% 6/19/20		575,000	534,123
6.375% 3/9/20		921,000	870,596
Ministry of Finance of the Russian Federation:
5.25% 6/23/47 (b)		2,600,000	2,372,396
5.625% 4/4/42 (b)		1,250,000	1,256,505
5.875% 9/16/43 (b)		540,000	558,900
12.75% 6/24/28 (Reg. S)		2,318,000	3,637,220
Mongolian People's Republic 8.75% 3/9/24 (b)		1,367,000	1,444,919
Moroccan Kingdom 4.25% 12/11/22 (b)		2,170,000	2,153,725
Panamanian Republic 9.375% 4/1/29		143,000	196,804
Peruvian Republic 4% 3/7/27 (q)		866,000	850,235
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	271,563
Province of Santa Fe 7% 3/23/23 (b)		2,899,000	2,464,730
Provincia de Cordoba:
7.125% 6/10/21 (b)		4,487,000	4,119,066
7.45% 9/1/24 (b)		1,223,000	1,011,788
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		412,125	413,015
Republic of Armenia:
6% 9/30/20 (b)		1,380,000	1,387,342
7.15% 3/26/25 (b)		494,000	514,967
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		6,076,000	5,497,103
6.752% 3/9/23 (b)		558,000	537,008
Republic of Kenya:
6.875% 6/24/24 (b)		205,000	192,352
7.25% 2/28/28 (b)		550,000	491,491
Republic of Nigeria:
6.75% 1/28/21 (b)		240,000	243,338
7.625% 11/28/47 (b)		377,000	318,000
Republic of Serbia 7.25% 9/28/21 (b)		600,000	643,080
Rwanda Republic 6.625% 5/2/23 (b)		573,000	565,883
South African Republic 5.875% 9/16/25		366,000	363,928
State of Qatar:
3.875% 4/23/23 (b)		1,309,000	1,312,011
4.5% 4/23/28 (b)		2,999,000	3,057,481
9.75% 6/15/30 (b)		917,000	1,359,453
Sultanate of Oman 6.75% 1/17/48 (b)		924,000	806,190
Turkish Republic:
5.125% 3/25/22		515,000	486,292
5.625% 3/30/21		1,593,000	1,555,118
5.75% 5/11/47		573,000	433,177
6% 3/25/27		564,000	505,440
6.25% 9/26/22		8,890,000	8,619,353
6.75% 5/30/40		780,000	670,160
6.875% 3/17/36		1,144,000	1,004,331
7% 3/11/19		2,058,000	2,065,693
7% 6/5/20		2,617,000	2,635,188
7.25% 12/23/23		1,019,000	1,011,358
7.25% 3/5/38		573,000	519,437
7.375% 2/5/25		1,277,000	1,259,607
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		570,000	538,274
Ukraine Government:
7.75% 9/1/19 (b)		2,668,000	2,637,985
7.75% 9/1/20 (b)		4,070,000	3,937,155
7.75% 9/1/21 (b)		10,750,000	10,150,365
7.75% 9/1/22 (b)		6,414,000	5,936,670
9.75% 11/1/28 (b)		1,019,000	959,439
United Kingdom, Great Britain and Northern Ireland:
1.625% 10/22/28	GBP	350,000	457,003
1.75% 9/7/37 (h)(j)	GBP	975,991	1,207,676
4.25% 3/7/36 (h)(j)	GBP	697,592	1,203,153
4.25% 12/7/49 (j)	GBP	920,717	1,762,483
Uruguay Republic 7.875% 1/15/33 pay-in-kind		331,276	424,862
Venezuelan Republic:
9.25% 9/15/27 (f)		6,976,000	1,609,363
11.95% 8/5/31 (Reg. S) (f)		1,541,700	362,762
12.75% 8/23/22 (f)		350,400	81,538
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (c)(d)(m)		124,000	111,635
5.5% 3/12/28		3,901,600	3,866,045
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $231,017,320)			217,245,367
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Tribune Media Co. Class A		13,500	543,510
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (m)(r)		1	34,600

TOTAL COMMUNICATION SERVICES			578,110

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Expro Holdings U.S., Inc. (m)		179,923	4,183,210
Expro Holdings U.S., Inc. (b)(m)		66,030	1,535,198
Forbes Energy Services Ltd. (r)		94,425	401,306
			6,119,714
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (m)		2,500	72,900
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		20,000	1,866,200
Metals & Mining - 0.0%
Warrior Metropolitan Coal, Inc.		10,422	247,001

TOTAL MATERIALS			2,113,201

UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (m)		88,700	3,237,550
TOTAL COMMON STOCKS
(Cost $18,359,716)			12,121,475

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		12,775	432,035
RLJ Lodging Trust Series A, 1.95%		20,725	526,519
			958,554
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		13,302	334,944
MFA Financial, Inc. Series B, 7.50%		24,975	622,045
Two Harbors Investment Corp. 7.50%		19,675	471,020
			1,428,009
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25% (r)		9,106	1,635,906
TOTAL FINANCIALS			3,063,915
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	627,169
Boston Properties, Inc. 5.25%		11,150	246,415
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	40,918
Series C, 6.50%		26,075	517,625
DDR Corp. Series K, 6.25%		21,323	470,172
National Storage Affiliates Trust Series A, 6.00%		12,600	293,202
PS Business Parks, Inc. Series W, 5.20%		14,075	294,027
Public Storage Series F, 5.15%		39,800	862,068
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	687,785
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	398,381
Taubman Centers, Inc. Series J, 6.50%		14,513	352,114
			4,789,876

TOTAL NONCONVERTIBLE PREFERRED STOCKS			7,853,791

TOTAL PREFERRED STOCKS
(Cost $9,381,316)			8,812,345
		Principal Amount(a)	Value

Bank Loan Obligations - 4.5%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.06% 3/31/21 (c)(d)		5,923,635	5,657,071
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.06% 6/15/24 (c)(d)		9,692,364	9,219,861
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5555% 2/22/24 (c)(d)		7,521,000	7,422,324
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 2/2/26 (c)(d)		4,778,000	4,749,332
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.8446% 11/1/24 (c)(d)		2,529,000	2,487,904
3 month U.S. LIBOR + 8.250% 10.5946% 11/1/25 (c)(d)		956,000	944,050
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/31/25 (c)(d)		2,442,112	2,292,533
			32,773,075
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 12/15/23 (c)(d)		1,098,078	1,080,926
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 12/15/22 (c)(d)		1,236,000	1,219,005
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 7/8/22 (c)(d)		2,242,728	2,130,591
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 7/8/23 (c)(d)		296,000	257,520
			4,688,042
Interactive Media & Services - 0.0%
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8065% 7/13/23 (c)(d)		1,420,632	1,397,987
3 month U.S. LIBOR + 4.000% 6.3153% 4/4/25 (c)(d)		2,859,750	2,824,003
			4,221,990
Media - 0.3%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 9/26/21 (c)(d)		1,103,771	763,611
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0525% 7/15/25 (c)(d)		941,500	912,314
3 month U.S. LIBOR + 2.750% 5.0525% 1/31/26 (c)(d)		1,261,000	1,212,666
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.14% 5/1/24 (c)(d)		641,250	636,845
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0651% 11/18/24 (c)(d)		3,161,500	3,136,998
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5555% 6/7/23 (c)(d)		3,865,375	3,445,712
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 4/30/25 (c)(d)		10,433,250	10,314,624
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (d)(f)		5,479,000	3,890,857
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8065% 1/25/26 (c)(d)		2,830,675	2,785,696
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7454% 1/15/26 (c)(d)		1,274,000	1,250,113
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/18/19 (c)(d)		2,475,502	2,451,515
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2949% 5/29/21 (c)(d)		2,889,988	2,661,679
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 12/18/20 (c)(d)		1,197,106	1,191,120
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.125% 3/16/25 (c)(d)		1,350,350	1,343,031
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.302% 5/4/22 (c)(d)		4,807,333	4,428,755
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4743% 10/19/25 (c)(d)		570,000	565,486
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 10/19/26 (c)(d)		478,000	468,440
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.3065% 8/14/26 (c)(d)		2,548,000	2,423,785
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 10/24/21 (c)(d)		1,028,410	1,025,407
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 8/23/24 (c)(d)		1,299,400	1,295,346
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 8/24/22 (c)(d)		4,220,657	4,203,521
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5525% 8/19/23 (c)(d)		7,960,808	7,538,886
			57,946,407
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 5/25/24 (c)(d)		1,117,177	1,045,957
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0719% 11/27/23 (c)(d)		13,570,000	13,472,432
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.8219% 1/2/24 (c)(d)		2,230,000	2,269,025
Tranche B-5, term loan 6.625% 1/2/24		3,017,000	3,021,526
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 4/11/25 (c)(d)		2,005,975	1,981,843
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.375% 2/2/24 (c)(d)		1,750,000	1,733,603
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.875% 2/3/24 (c)(d)		1,108,582	1,093,062
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3065% 3/9/23 (c)(d)		2,852,500	2,724,138
			27,341,586

TOTAL COMMUNICATION SERVICES			126,971,100

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 11/27/20 (c)(d)		2,855,722	2,646,312
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3861% 11/27/21 (c)(d)		1,015,000	869,094
			3,515,406
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/1/24 (c)(d)		885,524	879,441
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5946% 2/1/25 (c)(d)		245,000	244,388
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8412% 4/18/23 (c)(d)		1,552,294	1,571,698
			2,695,527
Distributors - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7994% 4/30/25 (c)(d)		1,906,223	1,544,040
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 11/7/23 (c)(d)		946,539	941,807
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.41% 7/3/20 (c)(d)		1,547,725	1,452,277
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 8/16/25 (c)(d)		940,000	932,950
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (c)(d)		637,000	638,593
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 0% 2/21/25 (d)		2,794,918	2,776,863
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (c)(d)		11,601,206	11,557,702
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.557% 3/13/25 (c)(d)		1,413,850	1,404,420
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 1/23/25 (c)(d)		884,025	873,532
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6864% 11/14/22 (c)(d)		3,955,204	3,871,156
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.802% 11/8/23 (c)(d)		745,545	743,368
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 5/14/22 (c)(d)		3,004,825	2,952,240
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3446% 5/14/23 (c)(d)		229,000	222,130
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.15% 11/29/24 (c)(d)		4,905,000	4,908,090
			33,275,128
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 7/1/23 (c)(d)		1,197,549	1,158,629
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 7/31/24 (c)(d)		2,159,388	2,137,794
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 2/15/24 (c)(d)		1,130,271	1,127,446
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 3/11/25 (c)(d)		3,416,809	3,390,124
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.219% 10/19/24 (c)(d)		2,440,656	2,399,165
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4849% 9/15/23 (c)(d)		1,307,031	1,281,792
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 2/17/24 (c)(d)(l)		3,610,538	3,535,619
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 12/22/24 (c)(d)		16,199,000	15,898,185
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5993% 2/14/21 (c)(d)		1,904,482	1,818,780
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 12/27/24 (c)(d)		648,313	644,669
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/18/24 (c)(d)		868,098	851,821
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 2/1/24 (c)(d)		6,275,709	6,054,490
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 4/17/24 (c)(d)		2,042,762	2,018,514
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 9/8/24 (c)(d)		599,000	609,111
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/8/24(c)(d)		1,412,362	1,398,239
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 8/30/23 (c)(d)		2,022,765	1,997,481
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 4/18/25 (c)(d)		584,950	578,855
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 11/30/23 (c)(d)		4,061,184	4,011,150
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 3/15/24 (c)(d)		1,910,925	1,897,797
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 3/13/25 (c)(d)		1,855,700	1,841,003
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.3% 10/20/24 (c)(d)		6,702,500	6,618,719
3 month U.S. LIBOR + 7.000% 9.31% 10/20/25 (c)(d)		1,720,000	1,702,800
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2299% 10/4/23 (c)(d)		8,391,444	8,250,887
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 4/25/24 (c)(d)		698,125	696,673
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.0651% 10/25/23 (c)(d)		3,210,547	3,177,093
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0555% 3/16/26 (c)(d)		108,000	107,325
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5555% 3/16/25 (c)(d)		374,050	367,153
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0525% 4/3/25 (c)(d)		1,873,374	1,855,221
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 3/27/25 (c)(d)		3,169,000	3,117,187
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0626% 6/10/22 (c)(d)		2,709,317	2,663,936
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 8/31/25 (c)(d)		1,144,000	1,139,001
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.500% 4.802% 4/25/21 (c)(d)		1,070,000	1,065,538
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 10/14/23 (c)(d)		869,699	790,705
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5808% 10/15/25 (c)(d)		1,911,000	1,892,693
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.09% 4/27/24 (c)(d)		307,749	296,914
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5946% 7/28/21 (c)(d)		1,505,576	1,490,520
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.646% 10/1/25 (c)(d)		510,000	508,088
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.896% 10/1/26 (c)(d)		319,000	321,393
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 5/11/24 (c)(d)		737,479	730,414
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2157% 8/14/24 (c)(d)		9,826,028	9,554,043
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 3/31/24 (c)(d)		637,000	626,490
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 7/6/24 (c)(d)		1,577,000	1,567,995
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 7/10/25 (c)(d)		6,672,750	6,641,788
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.85% 6/8/23 (c)(d)		3,787,186	3,725,038
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.5946% 2/1/25 (c)(d)		1,090,400	1,071,656
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 5/30/25 (c)(d)		2,516,000	2,488,953
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1% 12/31/21 (c)(d)		1,618,000	1,609,910
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6% 10/30/24 (c)(d)		478,000	466,949
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6% 5/31/24 (c)(d)		1,208,856	1,203,573
			120,399,319
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3446% 9/25/24 (c)(d)		23,714,568	23,403,433
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.802% 8/19/23 (c)(d)		2,431,417	2,350,500
			25,753,933
Leisure Products - 0.0%
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 12/15/24 (c)(d)		3,161,512	3,141,089
Media - 0.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1941% 8/15/25 (c)(d)		1,911,000	1,901,445
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 2/28/25 (c)(d)		4,010,185	3,932,227
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.22% 1/15/25 (c)(d)		523,700	515,410
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 7/17/25 (c)(d)		1,663,752	1,635,468
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8065% 1/15/26 (c)(d)		3,185,000	3,142,194
			11,126,744
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (c)(d)		910,529	790,458
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3066% 6/15/23 (c)(d)		840,100	836,950
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3039% 7/2/22 (c)(d)		3,235,668	2,354,466
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 11/17/24 (c)(d)		2,340,664	2,328,961
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6934% 10/11/19 (c)(d)		361,935	220,780
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 5.06% 8/19/22 (c)(d)		1,966,646	1,943,459
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7766% 1/26/23 (c)(d)		3,005,690	2,245,491
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.32% 3/11/22 (c)(d)		1,609,470	1,342,813
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (d)(f)		1,844,292	1,844
			11,274,764

TOTAL CONSUMER DISCRETIONARY			213,516,408

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0875% 12/16/23 (c)(d)		1,252,000	1,236,350
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.0494% 10/1/26 (c)(d)		172,000	172,645
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0494% 10/1/25 (c)(d)		506,000	505,155
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 12/6/24 (c)(d)		1,413,703	1,410,169
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4453% 10/29/25 (c)(d)		2,500,000	2,443,750
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.381% 12/21/22 (c)(d)		3,347,013	3,291,051
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4677% 5/31/24 (c)(d)		5,719,500	5,596,531
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3184% 2/3/24 (c)(d)		5,677,712	5,639,842
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 2/6/25 (c)(d)		642,925	634,888
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4664% 10/22/26 (c)(d)		319,000	317,405
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9664% 10/22/25 (c)(d)		1,564,000	1,557,478
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.1531% 11/20/25 (c)(d)		793,000	781,105
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0946% 6/30/22 (c)(d)		1,856,000	1,758,560
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5946% 6/30/21 (c)(d)		2,095,504	2,051,854
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 11/15/22 (c)(d)		2,569,000	2,436,260
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 6/27/23 (c)(d)		2,179,250	2,151,661
			30,748,354
Food Products - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 10/7/23 (c)(d)		2,727,072	2,561,757
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6852% 8/3/22 (c)(d)		666,105	648,413
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8444% 10/30/22 (c)(d)		5,645,613	5,564,486
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.32% 5/24/24 (c)(d)		2,068,965	2,055,517
			10,830,173
Personal Products - 0.0%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5669% 4/5/25 (c)(d)		1,147,000	1,071,011
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.3446% 1/26/24 (c)(d)		854,723	845,287
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3065% 6/15/25 (c)(d)		765,988	700,879
			2,617,177

TOTAL CONSUMER STAPLES			45,432,054

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1434% 11/3/25 (c)(d)		2,230,000	2,168,675
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3025% 5/21/25 (c)(d)		1,105,650	1,074,139
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0946% 4/16/21 (c)(d)		723,928	720,308
			3,963,122
Oil, Gas & Consumable Fuels - 0.2%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 5/18/23 (c)(d)		2,071,814	2,044,197
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6411% 6/22/24 (c)(d)		1,951,296	1,880,074
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7243% 12/31/21 (c)(d)		5,326,000	5,667,769
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0651% 12/31/22 (c)(d)		5,702,000	5,735,243
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.896% 7/29/21 (c)(d)		3,528,877	3,497,999
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8184% 5/7/25 (c)(d)		3,177,500	3,129,838
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/13/25 (c)(d)		795,725	785,778
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/6/25 (d)(s)		296,000	292,300
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2766% 3/28/22 (c)(d)		1,175,049	1,158,398
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.3055% 3/1/24 (c)(d)		3,441,000	2,913,391
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6946% 7/18/25 (c)(d)		4,571,000	4,513,863
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.06% 6/26/25 (c)(d)		3,495,250	3,462,500
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.302% 2/15/24 (c)(d)		1,798,030	1,706,636
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 10/30/24 (c)(d)		1,552,385	1,507,754
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 12/19/20 (c)(d)		3,510,331	3,462,064
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (c)(d)		1,805,000	1,800,488
			43,558,292

TOTAL ENERGY			47,521,414

FINANCIALS - 0.4%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.35% 4/27/24 (c)(d)		1,915,938	1,890,072
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 3/1/25 (c)(d)		1,995,704	1,978,242
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1134% 9/29/24 (c)(d)		774,723	765,039
			4,633,353
Diversified Financial Services - 0.2%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3009% 1/15/25 (c)(d)		1,210,238	1,197,627
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 10/31/24 (c)(d)		2,170,463	2,152,838
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/13/25 (c)(d)		1,467,425	1,446,881
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 10/6/23 (c)(d)		2,623,000	2,611,852
Extell Boston 5.154% 8/31/21 (c)(m)		824,270	824,270
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 10/1/25 (c)(d)		5,734,000	5,579,411
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 12/27/22 (c)(d)		1,801,057	1,781,930
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 10/30/22 (c)(d)		1,274,000	1,268,828
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 7/3/24 (c)(d)		887,201	876,111
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 8/3/25 (c)(d)		956,000	948,830
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5625% 3/29/25 (c)(d)		884,025	881,815
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.84% 7/3/24 (c)(d)		631,000	627,845
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/24/25 (c)(d)		1,268,000	1,250,172
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 6/30/24 (c)(d)		1,106,494	1,073,299
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 2/10/24 (c)(d)		1,725,750	1,671,820
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (c)(d)		3,750,000	3,683,213
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 6/19/25 (c)(d)		1,271,000	1,258,748
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 4/9/23 (c)(d)		3,086,979	3,049,688
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 8/18/23 (c)(d)		1,870,316	1,864,088
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(m)		898,000	938,859
			34,988,125
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.552% 11/22/23 (c)(d)		2,751,851	2,721,470
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0565% 5/10/25 (c)(d)		3,432,758	3,367,432
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.088% 1/25/24 (c)(d)		1,891,943	1,873,023
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 11/3/23 (c)(d)		4,666,233	4,614,717
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 11/3/24 (c)(d)		2,542,000	2,513,403
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.3446% 8/4/22 (c)(d)		2,865,266	2,836,613
3 month U.S. LIBOR + 6.500% 8.8446% 8/4/25 (c)(d)		5,676,000	5,780,041
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4895% 4/25/25 (c)(d)		4,184,538	4,106,077
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 5/16/24 (c)(d)		3,557,600	3,464,213
			31,276,989
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/23/25 (c)(d)		3,025,494	2,968,010
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3151% 12/5/20 (c)(d)		587,623	586,154

TOTAL FINANCIALS			74,452,631

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 6/22/24 (c)(d)		1,777,688	1,754,915
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 8.396% 10/1/24 (c)(d)		1,682,000	1,611,221
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5759% 6/30/25 (c)(d)		5,593,226	5,448,138
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6863% 7/9/25 (c)(d)		2,548,000	2,509,780
			11,324,054
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7994% 11/1/25 (c)(d)		1,000,000	1,004,380
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (c)(d)		3,999,830	3,900,394
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.06% 2/6/26 (c)(d)		478,000	466,050
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.31% 2/6/25 (c)(d)		776,875	761,338
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/13/25 (c)(d)		1,902,000	1,894,868
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.052% 3/18/23 (c)(d)		4,169,491	4,144,725
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 6/7/23 (c)(d)		1,289,496	1,263,977
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.875% 2/22/24 (c)(d)		1,350,350	1,350,350
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 6/23/24 (c)(d)		1,445,731	1,431,274
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 12/31/22 (c)(d)		2,834,937	2,790,287
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/1/24 (c)(d)		1,580,250	1,552,106
			20,559,749
Health Care Technology - 0.0%
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 10/21/23 (c)(d)		1,527,100	1,508,973
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 9/27/24 (c)(d)		2,557,147	2,480,433
Pharmaceuticals - 0.1%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.875% 4/17/21 (c)(d)		309,000	258,479
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/18/25 (c)(d)		2,000,000	1,992,500
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1458% 8/18/22 (c)(d)		88,700	88,700
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/25/20 (c)(d)		142,969	132,675
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.677% 11/25/22 (c)(d)		5,608,572	4,523,313
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (c)(d)		1,331,571	1,297,177
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 3/27/23 (c)(d)		2,446,393	2,421,929
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.9719% 11/27/25 (c)(d)		1,500,000	1,476,000
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3136% 6/1/25 (c)(d)		6,736,002	6,661,165
			18,851,938

TOTAL HEALTH CARE			54,725,147

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 5/30/25 (c)(d)		1,886,086	1,835,879
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 6/9/23 (c)(d)		3,756,774	3,658,159
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 8/22/24 (c)(d)		2,516,150	2,447,736
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.85% 2/28/21 (c)(d)		1,274,000	1,247,463
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2796% 4/30/25 (c)(d)		1,593,000	1,579,061
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (c)(d)		319,000	316,011
			11,084,309
Air Freight & Logistics - 0.0%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9446% 10/18/20 (c)(d)		678,000	669,525
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0525% 10/5/24 (c)(d)		1,185,961	1,179,533
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5093% 2/23/25 (c)(d)		940,000	929,688
			2,778,746
Building Products - 0.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/1/25 (c)(d)		2,394,274	2,306,476
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.0296% 10/17/23 (c)(d)		637,000	629,197
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 12/14/24 (c)(d)		756,038	748,477
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 5/31/25 (c)(d)		1,619,500	1,561,813
			5,245,963
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7321% 6/21/24 (c)(d)		5,709,563	5,608,446
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8169% 8/8/25 (c)(d)		796,000	789,035
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/29/25 (c)(d)		998,125	989,641
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.1361% 11/3/23 (c)(d)		2,962,405	2,721,176
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 3/9/23 (c)(d)		705,537	698,701
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/27/25 (c)(d)		7,252,595	7,104,497
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7766% 6/1/22 (c)(d)		521,421	522,724
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 5/2/22 (c)(d)		1,648,346	1,628,434
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/8/23 (c)(d)		1,565,250	1,451,769
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 8/29/25 (c)(d)		1,529,000	1,511,799
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8412% 8/15/25 (c)(d)		1,271,000	1,263,056
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 10/3/23(c)(d)		2,332,980	2,305,288
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.85% 9/26/24 (c)(d)		820,139	766,149
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 10/1/25 (d)(s)		554,000	545,995
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/20/24 (c)(d)		1,395,293	1,381,340
			29,288,050
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 3/13/25 (c)(d)		1,184,800	1,169,007
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4% 7/2/25 (c)(d)		1,429,375	1,415,081
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.85% 3/23/25 (c)(d)		861,720	859,134
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1752% 4/12/25 (c)(d)		1,362,638	1,331,978
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (c)(d)		1,717,000	1,706,990
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 5/21/22 (c)(d)		2,004,828	1,999,816
			8,482,006
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (c)(d)		2,075,499	2,008,046
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 10/1/25 (c)(d)		1,726,000	1,704,425
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.875% 5/9/25 (c)(d)		730,928	716,309
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5565% 11/15/26(c)(d)		280,000	279,532
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0565% 11/15/25 (c)(d)		930,000	927,098
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 3/31/24 (c)(d)		247,099	242,713
			3,870,077
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.3% 6/22/22 (c)(d)		1,984,250	1,947,046
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.34% 9/14/20 (c)(d)		1,768,003	1,756,211
			3,703,257
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 4/4/24 (c)(d)		2,117,375	2,093,555
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 4/2/25 (c)(d)		241,905	239,588
			2,333,143
Road & Rail - 0.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.06% 6/30/23 (c)(d)		2,114,708	2,079,456
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3371% 9/11/24 (c)(d)		280,000	281,168
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0871% 9/11/23 (c)(d)		1,902,000	1,873,470
			4,234,094
Trading Companies & Distributors - 0.0%
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 11/21/24 (c)(d)		1,178,677	1,176,708
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6% 2/9/23 (c)(d)		2,159,971	2,058,733
			3,235,441
Transportation Infrastructure - 0.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.05% 7/7/22 (c)(d)		2,068,380	2,060,996

TOTAL INDUSTRIALS			78,324,128

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0684% 8/3/25 (c)(d)		2,437,000	2,398,422
Ciena Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3009% 9/28/25 (c)(d)		506,000	503,789
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/1/24 (c)(d)		6,306,270	6,181,595
			9,083,806
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 2/28/25 (c)(d)		1,008,050	1,006,790
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/25 (c)(d)		732,705	718,051
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 2/1/26 (c)(d)		277,000	271,460
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.4871% 1/31/24 (c)(d)		492,322	492,937
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 3/8/26 (c)(d)		226,000	224,870
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 3/8/25 (c)(d)		781,925	768,890
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8861% 12/2/24 (c)(d)		1,242,041	1,232,725
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (c)(d)		478,000	479,993
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 2/15/24 (c)(d)		2,206,827	2,181,183
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 2/1/22 (c)(d)		1,375,040	1,354,662
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 11/14/25 (d)(s)		1,000,000	997,920
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7994% 9/28/24 (c)(d)		2,611,972	2,559,733
			12,289,214
Internet Software& Services - 0.1%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6% 10/19/23 (c)(d)		3,113,500	3,074,581
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.1434% 9/29/24 (c)(d)		4,633,776	4,617,373
3 month U.S. LIBOR + 8.500% 10.7949% 9/29/25 (c)(d)		1,167,833	1,175,868
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5636% 8/1/25 (c)(d)		1,462,000	1,436,415
			10,304,237
IT Services - 0.1%
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.4339% 2/9/23 (c)(d)		1,865,191	1,853,235
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3151% 7/10/22 (c)(d)		8,711,183	8,579,470
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.052% 4/22/23 (c)(d)		780,941	774,350
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 5/31/25 (c)(d)		1,906,500	1,844,787
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 11/5/25 (d)(s)		1,000,000	988,750
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 5/1/24 (c)(d)		3,377,875	3,346,630
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.0565% 8/9/24 (c)(d)		2,377,250	2,353,905
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8446% 8/27/25 (c)(d)		3,427,000	3,421,277
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1704% 10/11/26 (c)(d)		899,095	890,104
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (c)(d)		1,879,000	1,857,861
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 7/1/23 (c)(d)		2,019,104	2,000,710
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.802% 12/7/23 (c)(d)		2,206,313	2,178,734
			30,089,813
Multi Inds Software & Services - 0.0%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 4/19/25 (c)(d)		637,000	634,216
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5625% 11/15/25 (c)(d)		1,955,000	1,942,781
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 5/29/25 (c)(d)		2,880,667	2,847,366
			4,790,147
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (c)(d)		2,462,000	2,347,517
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (c)(d)		5,651,269	5,458,504
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.89% 12/20/23 (c)(d)		436,000	435,730
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.64% 12/20/22 (c)(d)		571,229	568,733
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5708% 9/5/25 (c)(d)		1,274,000	1,274,000
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 4/30/25 (c)(d)		2,230,000	2,223,042
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8151% 8/23/25 (c)(d)		959,000	957,207
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 11/29/24 (c)(d)		1,584,500	1,574,597
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.302% 10/31/24 (c)(d)		3,903,913	3,884,393
3 month U.S. LIBOR + 8.000% 10.302% 10/31/25 (c)(d)		792,800	776,944
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 8/23/26 (c)(d)		139,500	140,721
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/23/25(c)(d)		1,733,000	1,726,501
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8065% 8/14/25 (c)(d)		1,230,000	1,213,862
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.56% 6/1/22 (c)(d)		3,073,169	3,028,362
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.55% 12/22/23 (c)(d)		1,568,625	1,561,770
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 7/7/25 (c)(d)		121,000	120,395
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.552% 7/1/24 (c)(d)		1,002,957	994,603
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 11/21/24 (c)(d)		2,845,250	2,786,581
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (c)(d)		3,246,000	3,257,166
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5406% 11/1/23 (c)(d)		4,392,481	4,322,684
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.55% 1/20/24 (c)(d)		3,288,039	3,247,958
3 month U.S. LIBOR + 9.000% 11.3% 1/20/25 (c)(d)		637,000	610,246
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 11/20/21 (c)(d)		303,835	297,758
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.802% 6/21/24 (c)(d)		766,045	748,809
3 month U.S. LIBOR + 2.500% 4.802% 6/21/24 (c)(d)		5,117,609	5,002,463
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0555% 9/15/24 (c)(d)		1,261,000	1,247,444
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.31% 9/4/26 (c)(d)		175,000	174,708
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.56% 9/4/25 (c)(d)		723,000	711,851
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 5/31/25 (c)(d)		2,061,888	2,029,681
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3446% 5/31/26 (c)(d)		899,000	872,030
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 3/3/23 (c)(d)		3,092,511	3,047,669
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.6361% 9/30/22 (c)(d)		3,043,241	2,993,028
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 6/28/25 (c)(d)		496,050	493,416
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0946% 6/28/26 (c)(d)		99,000	99,000
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 7/8/22 (c)(d)		942,961	935,493
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 4/16/25 (c)(d)		4,086,099	3,984,682
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 4/16/25 (c)(d)		1,556,416	1,517,786
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.5946% 4/16/25 (c)(d)		3,580,000	3,482,660
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8861% 9/30/23 (c)(d)		1,697,013	1,680,568
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.85% 12/4/20 (c)(d)		489,037	488,548
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 7/2/25 (c)(d)		4,141,000	4,066,793
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5946% 7/2/26 (c)(d)		1,433,000	1,402,549
			77,788,452
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 9/7/23 (c)(d)		1,014,577	1,001,418

TOTAL INFORMATION TECHNOLOGY			145,981,303

MATERIALS - 0.3%
Chemicals - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 3/21/25 (c)(d)		1,422,775	1,412,104
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 11/18/23 (c)(d)		1,139,150	1,133,454
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/28/25 (c)(d)		865,175	858,686
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 3/28/26 (c)(d)		478,000	476,208
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (c)(d)		1,961,767	1,960,707
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 6/7/20 (c)(d)		1,536,413	1,534,492
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 11/16/25 (c)(d)(s)		1,280,000	1,278,400
Messer Industrie GmbH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (d)(s)		3,185,000	3,135,250
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 3/13/25 (c)(d)		1,584,500	1,588,461
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 10/11/24 (c)(d)		2,409,200	2,379,085
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0266% 2/8/25 (c)(d)		579,134	571,171
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5494% 10/1/25 (c)(d)		5,727,000	5,641,095
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.05% 4/3/25 (c)(d)		1,494,417	1,474,497
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.3446% 9/6/24 (c)(d)		1,261,000	1,236,574
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 9/22/24 (c)(d)		1,051,320	1,038,368
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 9/22/24 (c)(d)		2,426,430	2,396,537
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 7/1/24 (c)(d)		682,560	668,568
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (c)(d)		474,211	470,417
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (c)(d)		812,789	806,287
			30,060,361
Containers & Packaging - 0.1%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3169% 11/7/25 (c)(d)		3,876,750	3,801,153
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.3184% 10/1/22 (c)(d)		2,965,205	2,928,140
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.0684% 1/6/21 (c)(d)		2,263,000	2,241,502
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6581% 4/3/24 (c)(d)		629,500	611,289
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 3/14/22 (c)(d)		2,202,350	2,196,382
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.052% 5/16/24 (c)(d)		776,563	760,449
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 5/22/24 (c)(d)		1,444,143	1,427,001
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3153% 4/3/25 (c)(d)		1,353,423	1,349,823
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2994% 12/29/23 (c)(d)		2,854,750	2,796,113
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5494% 6/29/25 (c)(d)		1,588,750	1,562,536
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.81% 10/14/24 (c)(d)		516,800	510,666
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 2/5/23 (c)(d)		3,854,156	3,803,088
			23,988,142
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.64% 8/25/23 (c)(d)		2,943,819	2,345,252
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.623% 6/14/21 (c)(d)		1,771,156	1,753,444
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7766% 10/17/22 (c)(d)		3,760,237	3,267,646
			7,366,342

TOTAL MATERIALS			61,414,845

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.0055% 2/6/22 (c)(d)		1,152,000	1,128,960
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.059% 6/28/23 (c)(d)		1,129,250	1,119,369
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.31% 3/23/24 (c)(d)		925,875	913,913
			3,162,242
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.3446% 3/24/25 (c)(d)		939,161	940,335
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.85% 3/24/24 (c)(d)		1,097,926	1,079,810
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 8/21/25 (c)(d)		4,998,000	4,918,332
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 10/26/25 (d)(s)		1,180,000	1,181,475
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 2/8/25 (c)(d)		3,151,588	3,064,920
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3055% 12/22/24 (c)(d)		5,472,909	5,378,009
			16,562,881

TOTAL REAL ESTATE			19,725,123

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0946% 8/1/26 (c)(d)		991,000	997,194
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 8/1/25 (c)(d)		5,097,000	5,079,466
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.64% 3/14/21 (c)(d)		563,824	411,592
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.64% 3/14/21 (c)(d)		55,227	40,316
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.32% 11/28/24 (c)(d)		1,874,098	1,780,393
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 11/13/21 (c)(d)		1,918,580	1,904,996
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8114% 8/28/25 (c)(d)		1,628,000	1,629,351
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 1/30/24 (c)(d)		1,591,958	1,540,888
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 1/30/24 (c)(d)		85,503	82,760
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 8/4/23 (c)(d)		4,540,946	4,472,832
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.5946% 12/14/23 (c)(d)		938,750	927,607
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.3137% 12/31/25 (c)(d)		2,872,700	2,827,828
			21,695,223
Independent Power and Renewable Electricity Producers - 0.0%
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6% 12/9/21 (c)(d)		1,652,838	1,330,535
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 6/26/22 (c)(d)		1,421,877	1,418,322
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 11/8/22 (c)(d)		511,925	507,446
			3,256,303

TOTAL UTILITIES			24,951,526

TOTAL BANK LOAN OBLIGATIONS
(Cost $912,931,161)			893,015,679

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		11,994,000	11,721,472
Discover Bank:
(Delaware) 3.2% 8/9/21		$16,424,000	$16,122,531
3.1% 6/4/20		14,388,000	14,248,421
4.682% 8/9/28 (c)		8,844,000	8,696,305
8.7% 11/18/19		1,884,000	1,970,724
KeyBank NA 6.95% 2/1/28		1,259,000	1,480,049
RBS Citizens NA 2.5% 3/14/19		7,211,000	7,201,071
Synchrony Bank 3.65% 5/24/21		14,890,000	14,571,745
TOTAL BANK NOTES
(Cost $76,871,213)			76,012,318

Preferred Securities - 0.6%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		$930,000	$964,473
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	4,244,000	4,669,931
2.7%(Reg. S) (c)(g)	EUR	1,100,000	1,210,981
			5,880,912
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		3,966,000	4,008,964
Danone SA 1.75% (Reg. S) (c)(g)	EUR	1,000,000	1,075,743
			5,084,707
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Andeavor Logistics LP 6.875% (c)(g)		4,950,000	4,812,967
FINANCIALS - 0.5%
Banks - 0.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		2,006,000	1,803,983
Allied Irish Banks PLC 7.375% (Reg. S) (c)(g)	EUR	987,000	1,213,165
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (c)(g)	EUR	2,000,000	2,107,914
6.75% (Reg. S) (c)(g)	EUR	2,000,000	2,272,474
Banco Do Brasil SA 9% (b)(c)(g)		3,880,000	4,102,439
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		1,123,000	1,065,843
Bank of America Corp.:
5.875% (c)(d)(g)		2,335,000	2,259,104
6.1% (c)(g)		5,186,000	5,296,919
6.25% (c)(g)		3,392,000	3,519,270
6.5% (c)(g)		1,911,000	2,010,304
Bank of Nova Scotia 4.65% (c)(g)		1,978,000	1,810,241
Barclays Bank PLC 7.625% 11/21/22		12,878,000	13,532,928
Barclays PLC:
6.625% (c)(g)		796,000	787,287
7.875% (Reg. S) (c)(g)	GBP	1,274,000	1,644,042
7.875% (Reg. S) (c)(g)		5,997,000	6,066,917
BNP Paribas SA 6.75% (Reg. S) (c)(g)		1,972,000	1,978,496
Credit Agricole SA:
6.625% (b)(c)(g)		6,654,000	6,687,472
7.875% (b)(c)(g)		2,708,000	2,771,968
HSBC Holdings PLC 5.25% (c)(g)	EUR	2,502,000	2,876,224
Itau Unibanco Holding SA 6.125% (b)(c)(g)		1,600,000	1,545,246
KBC Groep NV 5.625% (c)(g)	EUR	975,000	1,114,083
Royal Bank of Scotland Group PLC:
7.5% (c)(g)		5,842,000	5,858,210
8.625% (c)(g)		2,335,000	2,439,353
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	1,216,800	1,519,652
Tinkoff Credit Systems 9.25% (Reg. S) (c)(g)		1,817,000	1,834,842
Wells Fargo & Co. 5.9% (c)(g)		5,520,000	5,658,238
			83,776,614
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (c)(g)	EUR	1,000,000	1,006,390
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, (b)(m)		341,200	34
Insurance - 0.1%
Assicurazioni Generali SpA:
6.416% (c)(g)	GBP	1,150,000	1,493,314
8.5% (c)(g)	EUR	1,000,000	1,184,346
Aviva PLC 6.125% (c)(g)	GBP	4,110,000	5,535,989
AXA SA:
3.941% (c)(g)	EUR	980,000	1,139,293
6.463% (Reg. S) (c)(g)		1,887,000	1,945,156
6.6862% (c)(g)	GBP	100,000	142,832
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		1,982,000	1,773,895
			13,214,825

TOTAL FINANCIALS			97,997,863

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(g)		4,237,000	714,218
7.5% (Reg. S) (g)		100,000	16,858
			731,076
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Grand City Properties SA 3.75% (c)(g)	EUR	3,900,000	4,511,810
UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(g)	GBP	1,226,000	1,573,513
TOTAL PREFERRED SECURITIES
(Cost $128,529,478)			121,557,321
		Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 2.27% (t)
(Cost $387,552,226)		387,530,279	387,607,785

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 1.05% on a credit default swap with JPMorgan Chase Bank NA to buy protection on the iTraxx Europe Senior Financials Series 30 Index expiring December 2023, paying 1% quarterly.	12/19/18	EUR 47,880,000	$170,184
Option with an exercise rate of 3.375% on a credit default swap with Goldman Sachs Bank U.S.A to buy protection on the iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	1/16/19	EUR 8,120,000	144,704

TOTAL PUT OPTIONS			314,888

TOTAL PURCHASED SWAPTIONS
(Cost $371,132)			314,888
TOTAL INVESTMENT IN SECURITIES - 105.9%
(Cost $21,782,267,280)			21,176,590,411
NET OTHER ASSETS (LIABILITIES) - (5.9)%			(1,172,847,948)
NET ASSETS - 100%			$20,003,742,463

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/48	$(2,200,000)	$(2,097,906)
3% 12/1/48	(36,800,000)	(35,092,252)
4% 12/1/48	(110,000,000)	(110,653,125)
4.5% 12/1/48	(80,100,000)	(82,365,324)
4.5% 12/1/48	(53,900,000)	(55,424,357)

TOTAL FANNIE MAE		(285,632,964)

Ginnie Mae
4.5% 12/1/48	(44,150,000)	(45,533,136)
4.5% 12/1/48	(17,650,000)	(18,202,941)
4.5% 12/1/48	(27,600,000)	(28,464,656)
4.5% 12/1/48	(10,700,000)	(11,035,211)

TOTAL GINNIE MAE		(103,235,944)

TOTAL TBA SALE COMMITMENTS
(Proceeds $388,672,592)		$(388,868,908)

Written Swaptions
	Expiration Date	Notion Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	82,200,000	$(2,880,469)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	34,500,000	(1,194,213)

TOTAL PUT SWAPTIONS			(4,074,682)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	82,200,000	(2,221,536)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	34,500,000	(947,918)

TOTAL CALL SWAPTIONS			(3,169,454)

TOTAL WRITTEN SWAPTIONS			$(7,244,136)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	21	Dec. 2018	$1,992,618	$2,004	$2,004
ICE Long Gilt Contracts (United Kingdom)	40	March 2019	6,250,961	34,801	34,801
TME 10 Year Canadian Note Contracts (Canada)	79	March 2019	7,925,270	32,561	32,561
TOTAL BOND INDEX CONTRACTS					69,366
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	53	March 2019	11,182,172	5,713	5,713
CBOT 5-Year U.S. Treasury Note Contracts (United States)	115	March 2019	12,990,508	23,640	23,640
CBOT Long Term U.S. Treasury Bond Contracts (United States)	39	March 2019	5,456,344	20,025	20,025
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	64	March 2019	8,096,000	28,469	28,469
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	29	March 2019	4,419,781	(1,345)	(1,345)
TOTAL TREASURY CONTRACTS					76,502

TOTAL PURCHASED					145,868

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	252	March 2019	37,720,938	(11,631)	(11,631)
Eurex Euro-Bund Contracts (Germany)	41	March 2019	7,538,903	(3,749)	(3,749)
Eurex Euro-Schatz Contracts (Germany)	23	March 2019	2,913,686	110	110
TOTAL BOND INDEX CONTRACTS					(15,270)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	281	March 2019	33,566,328	(253,054)	(253,054)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	5	March 2019	1,054,922	305	305
CBOT 5-Year U.S. Treasury Note Contracts (United States)	795	March 2019	89,803,945	(156,871)	(156,871)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	204	March 2019	28,540,875	(199,561)	(199,561)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,281	March 2019	162,046,500	(844,660)	(844,660)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	74	March 2019	11,278,063	(28,491)	(28,491)
TOTAL TREASURY CONTRACTS					(1,482,332)

TOTAL SOLD					(1,497,602)

TOTAL FUTURES CONTRACTS					$(1,351,734)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 1.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
GBP	203,000	USD	260,485	BNP Paribas SA	2/28/18	$(611)
EUR	130,000	USD	149,060	BNP Paribas SA	2/28/19	(728)
EUR	494,000	USD	563,750	BNP Paribas SA	2/28/19	(87)
USD	110,024	AUD	152,000	Citibank, N.A.	2/28/19	(1,237)
USD	125,638	CAD	166,000	State Street Bank And Trust Co.	2/28/19	449
USD	152,516,886	EUR	133,379,000	State Street Bank And Trust Co.	2/28/19	329,000
USD	28,719,366	GBP	22,311,000	State Street Bank And Trust Co.	2/28/19	157,560
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$484,346
					Unrealized Appreciation	487,009
					Unrealized Depreciation	(2,663)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(64,353)	$0	$(64,353)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(107,469)	66,064	(41,405)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(89,215)	85,821	(3,394)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2023	BNP Paribas SA	(1%)	Quarterly	EUR 1,602,000	30,220	0	30,220
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(19,615)	(80,397)	(100,012)
TOTAL BUY PROTECTION							(250,432)	71,488	(178,944)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	168,841	0	168,841
Intesa Sanpaolo Spa	Ba1	Jun. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 1,610,000	(255,210)	169,589	(85,621)
Telecom Italia Spa New	Ba1	Jun. 2023	BNP Paribas SA	1%	Quarterly	EUR 540,000	(49,992)	31,877	(18,115)
Telecom Italia Spa New	Ba1	Dec. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 1,800,000	(200,701)	143,111	(57,590)
TOTAL SELL PROTECTION							(337,062)	344,577	7,515

TOTAL CREDIT DEFAULT SWAPS							$(587,494)	$416,065	$(171,429)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Mar. 2029	$19,000,000	$(67,118)	$0	$(67,118)
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2034	EUR 10,305,000	44,302	0	44,302

TOTAL INTEREST RATE SWAPS							$(22,816)	$0	$(22,816)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,184,094,019 or 10.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,261,403.

 (i) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $996,089.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,804,190.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (m) Level 3 security

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (q) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,292,493
Total	$3,292,493

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Real Estate High Income	$--	$100,000,000	$100,000,000	$13,015	$--	$--	$--
Total	$--	$100,000,000	$100,000,000	$13,015	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$578,110	$543,510	$--	$34,600
Energy	6,119,714	401,306	--	5,718,408
Financials	3,063,915	1,428,009	1,635,906	--
Industrials	72,900	--	--	72,900
Materials	2,113,201	2,113,201	--	--
Real Estate	5,748,430	4,789,876	958,554	--
Utilities	3,237,550	--	--	3,237,550
Corporate Bonds	6,514,981,938	--	6,514,981,938	--
U.S. Government and Government Agency Obligations	6,880,397,594	--	6,880,397,594	--
U.S. Government Agency - Mortgage Securities	4,278,947,813	--	4,278,947,813	--
Asset-Backed Securities	346,542,424	--	345,398,993	1,143,431
Collateralized Mortgage Obligations	499,197,609	--	499,196,478	1,131
Commercial Mortgage Securities	718,630,490	--	718,630,490	--
Municipal Securities	221,205,365	--	221,205,365	--
Foreign Government and Government Agency Obligations	217,245,367	--	217,133,732	111,635
Bank Loan Obligations	893,015,679	--	891,252,550	1,763,129
Bank Notes	76,012,318	--	76,012,318	--
Preferred Securities	121,557,321	--	121,557,287	34
Money Market Funds	387,607,785	387,607,785	--	--
Purchased Swaptions	314,888	--	314,888	--
Total Investments in Securities:	$21,176,590,411	$396,883,687	$20,767,623,906	$12,082,818
Derivative Instruments:
Assets
Futures Contracts	$147,628	$147,628	$--	$--
Forward Foreign Currency Contracts	487,009	--	487,009	--
Swaps	243,363	--	243,363	--
Total Assets	$878,000	$147,628	$730,372	$--
Liabilities
Futures Contracts	$(1,499,362)	$(1,499,362)	$--	$--
Forward Foreign Currency Contracts	(2,663)	--	(2,663)	--
Swaps	(853,673)	--	(853,673)	--
Written Swaptions	(7,244,136)	--	(7,244,136)	--
Total Liabilities	$(9,599,834)	$(1,499,362)	$(8,100,472)	$--
Total Derivative Instruments:	$(8,721,834)	$(1,351,734)	$(7,370,100)	$--
Other Financial Instruments:
TBA Sale Commitments	$(388,868,908)	$--	$(388,868,908)	$--
Total Other Financial Instruments:	$(388,868,908)	$--	$(388,868,908)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Core Bond Fund

November 30, 2018

ZCD-QTLY-0119
1.9881605.101

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
3.6% 2/17/23	$95,000	$93,526
4.45% 4/1/24	3,000	3,015
6.3% 1/15/38	50,000	52,881
Verizon Communications, Inc.:
3.85% 11/1/42	6,000	5,030
4.522% 9/15/48	10,000	9,166
4.862% 8/21/46	16,000	15,266
5.012% 4/15/49	37,000	35,966
5.012% 8/21/54	85,000	80,349
5.5% 3/16/47	11,000	11,489
		306,688
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43	11,000	10,329
5.95% 4/1/41	8,000	8,857
Time Warner, Inc. 6.2% 3/15/40	40,000	40,961
		60,147
Media - 1.3%
21st Century Fox America, Inc. 7.75% 12/1/45	20,000	28,855
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	44,800
5.375% 5/1/47	55,000	49,076
Comcast Corp.:
3.9% 3/1/38	6,000	5,397
3.969% 11/1/47	18,000	15,486
3.999% 11/1/49	21,000	18,185
4% 3/1/48	11,000	9,675
4.6% 8/15/45	15,000	14,381
4.65% 7/15/42	14,000	13,520
6.45% 3/15/37	15,000	17,564
Time Warner Cable, Inc.:
4% 9/1/21	80,000	79,795
7.3% 7/1/38	120,000	129,785
		426,519

TOTAL COMMUNICATION SERVICES		793,354

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	199,840
CONSUMER STAPLES - 0.8%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (a)	22,000	21,558
4.7% 2/1/36	125,000	117,751
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	27,000	23,843
		163,152
Tobacco - 0.3%
Reynolds American, Inc. 7.25% 6/15/37	75,000	85,419

TOTAL CONSUMER STAPLES		248,571

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	32,504
8.125% 9/15/30	26,000	31,961
Anadarko Finance Co. 7.5% 5/1/31	40,000	46,404
Anadarko Petroleum Corp.:
5.55% 3/15/26	40,000	41,500
6.2% 3/15/40	10,000	10,475
6.6% 3/15/46	36,000	39,833
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	24,031
5.85% 2/1/35	25,000	25,988
Cenovus Energy, Inc.:
4.25% 4/15/27	24,000	21,406
6.75% 11/15/39	25,000	24,020
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,196
5.8% 6/1/45	10,000	10,401
DCP Midstream LLC 5.85% 5/21/43 (b)(c)	45,000	37,800
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,150
Enbridge, Inc.:
4.25% 12/1/26	25,000	24,389
5.5% 12/1/46	25,000	25,437
Encana Corp. 6.625% 8/15/37	15,000	16,214
Energy Transfer Partners LP:
4.2% 9/15/23	6,000	5,879
4.95% 6/15/28	22,000	21,259
5.8% 6/15/38	12,000	11,321
6% 6/15/48	8,000	7,703
Enterprise Products Operating LP 3.75% 2/15/25	20,000	19,509
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	68,941
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,926
MPLX LP:
4.5% 7/15/23	10,000	10,042
4.8% 2/15/29	6,000	5,904
4.875% 12/1/24	14,000	14,162
5.5% 2/15/49	17,000	16,243
Petrobras Global Finance BV:
6.125% 1/17/22	50,000	51,286
7.25% 3/17/44	110,000	106,260
7.375% 1/17/27	90,000	93,069
Petroleos Mexicanos:
4.625% 9/21/23	330,000	306,408
5.625% 1/23/46	40,000	29,900
6.35% 2/12/48 (b)	55,000	43,885
6.5% 3/13/27	20,000	18,710
6.75% 9/21/47	210,000	173,775
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	44,000	39,119
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	70,053
5.75% 6/24/44	35,000	34,403
Western Gas Partners LP:
4.65% 7/1/26	35,000	33,376
4.75% 8/15/28	6,000	5,658
5.375% 6/1/21	48,000	49,235
Williams Partners LP 4.3% 3/4/24	100,000	98,752
		1,827,487
FINANCIALS - 11.2%
Banks - 4.8%
Bank of America Corp.:
3.004% 12/20/23 (c)	66,000	63,284
3.5% 4/19/26	160,000	151,758
3.705% 4/24/28 (c)	29,000	27,381
Barclays PLC 4.375% 1/12/26	200,000	189,094
CIT Group, Inc. 6.125% 3/9/28	30,000	30,825
Citigroup, Inc.:
2.4% 2/18/20	62,000	61,291
2.876% 7/24/23 (c)	43,000	41,232
3.142% 1/24/23 (c)	23,000	22,457
4.3% 11/20/26	9,000	8,672
4.4% 6/10/25	74,000	72,728
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	243,570
JPMorgan Chase & Co.:
2.95% 10/1/26	135,000	122,809
3.797% 7/23/24 (c)	35,000	34,616
4.35% 8/15/21	125,000	126,979
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	159,908
6% 12/19/23	75,000	75,432
6.125% 12/15/22	80,000	81,196
		1,513,232
Capital Markets - 4.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	22,209
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	96,446
4.1% 1/13/26	100,000	90,443
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	170,000	164,024
3.2% 2/23/23	35,000	33,861
3.691% 6/5/28 (c)	170,000	157,353
3.75% 5/22/25	50,000	47,763
3.814% 4/23/29 (c)	75,000	69,656
6.75% 10/1/37	13,000	14,794
Moody's Corp.:
3.25% 1/15/28	10,000	9,283
4.875% 2/15/24	9,000	9,310
Morgan Stanley:
3.125% 7/27/26	171,000	156,214
3.737% 4/24/24 (c)	115,000	113,233
5% 11/24/25	35,000	35,486
5.625% 9/23/19	100,000	101,802
5.75% 1/25/21	150,000	156,159
		1,278,036
Consumer Finance - 1.0%
Capital One Financial Corp.:
2.5% 5/12/20	125,000	123,147
3.8% 1/31/28	22,000	20,223
Discover Financial Services:
3.95% 11/6/24	80,000	78,090
4.1% 2/9/27	76,000	70,660
Synchrony Financial 3.95% 12/1/27	38,000	32,091
		324,211
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)	6,000	5,882
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	33,504
3.85% 2/1/25	40,000	38,292
Halfmoon Parent, Inc.:
4.125% 11/15/25 (b)	13,000	12,840
4.375% 10/15/28 (b)	33,000	32,404
4.8% 8/15/38 (b)	21,000	20,329
4.9% 12/15/48 (b)	21,000	20,053
Voya Financial, Inc. 3.125% 7/15/24	12,000	11,297
		174,601
Insurance - 0.7%
Pacific LifeCorp 5.125% 1/30/43 (b)	50,000	50,119
Pricoa Global Funding I 5.375% 5/15/45 (c)	45,000	42,694
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	80,410
Unum Group 3.875% 11/5/25	50,000	48,003
		221,226

TOTAL FINANCIALS		3,511,306

HEALTH CARE - 1.9%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	21,000	19,272
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.7% 6/6/27	18,000	16,781
Health Care Providers & Services - 1.2%
CVS Health Corp.:
4.1% 3/25/25	55,000	54,172
4.3% 3/25/28	64,000	62,341
4.78% 3/25/38	29,000	27,708
5.05% 3/25/48	42,000	40,685
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)	5,000	4,997
4.272% 8/28/23 (b)	18,000	17,871
4.9% 8/28/28 (b)	7,000	7,045
Halfmoon Parent, Inc. 3.75% 7/15/23 (b)	27,000	26,637
HCA Holdings, Inc. 6.5% 2/15/20	50,000	51,375
Toledo Hospital:
5.325% 11/15/28	12,000	12,055
6.015% 11/15/48	56,000	56,378
		361,264
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,123
Mylan NV:
3.15% 6/15/21	50,000	48,818
3.95% 6/15/26	20,000	18,369
4.55% 4/15/28 (b)	20,000	18,662
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	55,000	52,725
Zoetis, Inc. 3.45% 11/13/20	15,000	15,000
		192,697

TOTAL HEALTH CARE		590,014

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	40,000	39,407
Trading Companies & Distributors - 0.5%
Air Lease Corp. 3.875% 7/3/23	38,000	37,149
International Lease Finance Corp. 5.875% 8/15/22	100,000	104,827
		141,976

TOTAL INDUSTRIALS		181,383

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Boston Properties, Inc. 4.5% 12/1/28	19,000	19,013
Corporate Office Properties LP 5.25% 2/15/24	157,000	161,505
DDR Corp. 4.625% 7/15/22	65,000	66,282
Duke Realty LP 3.625% 4/15/23	50,000	49,442
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	162,834
4.5% 1/15/25	6,000	5,827
4.75% 1/15/28	59,000	57,482
Ventas Realty LP:
3.5% 2/1/25	65,000	61,822
4% 3/1/28	11,000	10,502
WP Carey, Inc. 4% 2/1/25	28,000	27,141
		621,850
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	101,645
3.95% 11/15/27	24,000	22,386
Digital Realty Trust LP:
4.75% 10/1/25	45,000	46,054
5.25% 3/15/21	30,000	30,915
Liberty Property LP 4.4% 2/15/24	40,000	40,452
Mack-Cali Realty LP 3.15% 5/15/23	50,000	44,006
		285,458

TOTAL REAL ESTATE		907,308

UTILITIES - 0.8%
Electric Utilities - 0.5%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	45,232
7.375% 11/15/31	85,000	107,343
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	9,548
		162,123
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	80,000	85,000

TOTAL UTILITIES		247,123

TOTAL NONCONVERTIBLE BONDS
(Cost $8,919,570)		8,506,386

U.S. Government and Government Agency Obligations - 30.7%
U.S. Treasury Inflation-Protected Obligations - 7.5%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	700,659	636,818
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	$1,384,678	$1,311,292
0.375% 7/15/27	433,427	410,360

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,358,470

U.S. Treasury Obligations - 23.2%
U.S. Treasury Bonds:
2.75% 11/15/47	429,000	384,290
3% 5/15/47	24,000	22,642
3.375% 11/15/48	817,000	828,042
U.S. Treasury Notes:
1.75% 6/30/22	655,000	630,949
1.875% 3/31/22	2,204,000	2,137,270
2.125% 11/30/24	336,000	321,759
2.25% 12/31/24	595,000	573,571
2.25% 2/15/27	68,000	64,449
2.5% 3/31/23	1,250,000	1,232,568
2.75% 2/28/25	765,000	758,306
2.75% 2/15/28	180,000	176,365
2.875% 8/15/28	120,000	118,631

TOTAL U.S. TREASURY OBLIGATIONS		7,248,842

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,856,103)		9,607,312

U.S. Government Agency - Mortgage Securities - 2.4%
Fannie Mae - 2.4%
3% 12/1/48 (d)	100,000	95,359
3% 12/1/48 (d)	50,000	47,680
3% 12/1/48 (d)	75,000	71,520
3.5% 12/1/48 (d)	325,000	318,779
4% 12/1/48 (d)	150,000	150,891
4% 12/1/48 (d)	25,000	25,148
4.5% 12/1/48 (d)	25,000	25,707
4.5% 1/1/49 (d)	25,000	25,673
TOTAL FANNIE MAE
(Cost $752,065)		760,757

Asset-Backed Securities - 1.8%
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	$49,500	$48,014
Class A2II, 4.03% 11/20/47 (b)	49,500	47,739
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.7993% 11/25/26 (b)(c)(e)	55,738	55,422
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (b)	100,000	99,825
Nationstar HECM Loan Trust:
Series 2018-1A Class A, 2.76% 2/25/28 (b)	51,184	51,179
Series 2018-2A Class A, 3.1877% 7/25/28 (b)	73,349	73,205
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	98,340	98,226
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (b)	100,000	99,887
TOTAL ASSET-BACKED SECURITIES
(Cost $576,982)		573,497

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.501% 1/25/37 (b)(c)	20,200	20,376
CSMC Trust Series 2009-5R Class 2A2, 3.945% 6/25/36 (b)(c)	2,022	2,017
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)	24,799	24,486
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)	16,318	16,131
TOTAL PRIVATE SPONSOR
(Cost $63,787)		63,010

Commercial Mortgage Securities - 2.2%
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (b)(c)(e)	11,000	10,951
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (b)(c)(e)	100,000	99,749
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	17,000	17,510
COMM Mortgage Trust:
Series 2014-CR17 Class XA, 1.2393% 5/10/47 (c)(f)	96,172	3,629
Series 2015-DC1 Class XA, 1.273% 2/10/48 (c)(f)	867,308	39,116
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	14,000	14,485
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.5565% 12/15/30 (b)(c)(e)	76,000	76,132
GAHR Commercial Mortgage Trust Series 2015-NRF Class DFX, 3.4949% 12/15/34 (b)(c)	125,000	124,167
GS Mortgage Securities Trust sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50	20,000	19,281
Series 2018-GS10 Class A5, 4.155% 7/10/51	20,000	20,282
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (b)	10,000	10,272
Class EFX, 5.5422% 7/5/33 (b)	10,000	10,170
Morgan Stanley Capital I Trust floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.5565% 8/15/33 (b)(c)(e)	23,000	22,957
Class C, 1 month U.S. LIBOR + 1.500% 3.8065% 8/15/33 (b)(c)(e)	56,000	55,895
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (b)	21,250	21,067
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (b)(c)(e)	38,832	38,734
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.2239% 8/15/47 (c)(f)	928,696	39,885
Series 2014-C25 Class A5, 3.631% 11/15/47	50,000	49,693
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $695,286)		673,975

Municipal Securities - 1.0%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	122,338
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$125,000	$118,505
Series 2010-3, 5.547% 4/1/19	70,000	70,526
TOTAL MUNICIPAL SECURITIES
(Cost $310,525)		311,369

Foreign Government and Government Agency Obligations - 0.8%
Argentine Republic 5.875% 1/11/28	$100,000	$74,851
Dominican Republic 5.95% 1/25/27 (b)	100,000	98,125
Turkish Republic 7.375% 2/5/25	65,000	64,115
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $269,372)		237,091
	Shares	Value

Fixed-Income Funds - 34.3%
Fidelity Floating Rate Central Fund (g)	18,507	1,876,051
Fidelity Mortgage Backed Securities Central Fund (g)	56,952	5,944,059
Fidelity Specialized High Income Central Fund (g)	29,823	2,881,161
TOTAL FIXED-INCOME FUNDS
(Cost $11,078,170)		10,701,271

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.27% (h)
(Cost $344,113)	344,045	344,113
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $32,865,973)		31,778,781
NET OTHER ASSETS (LIABILITIES) - (1.7)%(i)		(537,392)
NET ASSETS - 100%		$31,241,389

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 12/1/48	$(25,000)	$(25,148)
4% 12/1/48	(25,000)	(25,148)
4.5% 12/1/48	(25,000)	(25,708)
TOTAL TBA SALE COMMITMENTS
(Proceeds $75,614)		$(76,004)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2	March 2019	$421,969	$(692)	$(692)

The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

 (a) A portion of the security sold on a delayed delivery basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,623,067 or 5.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes $950 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,724
Fidelity Floating Rate Central Fund	26,123
Fidelity Mortgage Backed Securities Central Fund	46,879
Fidelity Specialized High Income Central Fund	55,334
Total	$131,060

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$1,879,588	$26,123	$--	$--	$(29,660)	$1,876,051	0.1%
Fidelity Mortgage Backed Securities Central Fund	6,034,862	201,880	235,000	(6,588)	(51,095)	5,944,059	0.1%
Fidelity Specialized High Income Central Fund	2,920,771	55,334	--	--	(94,944)	2,881,161	0.4%
Total	$10,835,221	$283,337	$235,000	$(6,588)	$(175,699)	$10,701,271

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$8,506,386	$--	$8,506,386	$--
U.S. Government and Government Agency Obligations	9,607,312	--	9,607,312	--
U.S. Government Agency - Mortgage Securities	760,757	--	760,757	--
Asset-Backed Securities	573,497	--	573,497	--
Collateralized Mortgage Obligations	63,010	--	63,010	--
Commercial Mortgage Securities	673,975	--	673,975	--
Municipal Securities	311,369	--	311,369	--
Foreign Government and Government Agency Obligations	237,091	--	237,091	--
Fixed-Income Funds	10,701,271	10,701,271	--	--
Money Market Funds	344,113	344,113	--	--
Total Investments in Securities:	$31,778,781	$11,045,384	$20,733,397	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(692)	$(692)	$--	$--
Total Liabilities	$(692)	$(692)	$--	$--
Total Derivative Instruments:	$(692)	$(692)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(76,004)	$--	$(76,004)	$--
Total Other Financial Instruments:	$(76,004)	$--	$(76,004)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond K6 Fund

November 30, 2018

TBDK6-QTLY-0119
1.9884013.101

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.6% 2/17/23	$1,890,000	$1,860,678
4.45% 4/1/24	51,000	51,260
6.3% 1/15/38	1,100,000	1,163,389
Verizon Communications, Inc.:
3.85% 11/1/42	147,000	123,230
4.522% 9/15/48	224,000	205,315
4.862% 8/21/46	419,000	399,781
5.012% 4/15/49	160,000	155,528
5.012% 8/21/54	1,585,000	1,498,273
5.5% 3/16/47	461,000	481,478
		5,938,932
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43	245,000	230,044
5.95% 4/1/41	172,000	190,419
Time Warner, Inc. 6.2% 3/15/40	840,000	860,190
		1,280,653
Media - 1.0%
21st Century Fox America, Inc. 7.75% 12/1/45	370,000	533,823
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	940,791
5.375% 5/1/47	2,000,000	1,784,589
Comcast Corp.:
3.9% 3/1/38	132,000	118,723
3.969% 11/1/47	439,000	377,696
3.999% 11/1/49	486,000	420,844
4% 3/1/48	241,000	211,971
4.6% 8/15/45	347,000	332,684
4.65% 7/15/42	310,000	299,380
6.45% 3/15/37	365,000	427,380
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,476,204
7.3% 7/1/38	2,420,000	2,617,329
		9,541,414

TOTAL COMMUNICATION SERVICES		16,760,999

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	3,946,840
CONSUMER STAPLES - 1.6%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (a)	22,000	21,558
4.7% 2/1/36	2,325,000	2,190,177
4.9% 2/1/46	4,500,000	4,207,604
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	613,000	541,316
Molson Coors Brewing Co. 5% 5/1/42	2,945,000	2,757,286
		9,717,941
Tobacco - 0.6%
Bat Capital Corp. 4.54% 8/15/47	4,500,000	3,654,529
Imperial Tobacco Finance PLC 4.25% 7/21/25 (b)	1,564,000	1,528,864
Reynolds American, Inc. 7.25% 6/15/37	75,000	85,419
		5,268,812

TOTAL CONSUMER STAPLES		14,986,753

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	504,974
8.125% 9/15/30	1,083,000	1,331,292
Anadarko Finance Co. 7.5% 5/1/31	790,000	916,473
Anadarko Petroleum Corp.:
4.5% 7/15/44	1,032,000	877,551
5.55% 3/15/26	515,000	534,310
6.2% 3/15/40	700,000	733,249
6.45% 9/15/36	298,000	316,742
6.6% 3/15/46	807,000	892,931
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	504,654
5.85% 2/1/35	525,000	545,744
Cenovus Energy, Inc.:
4.25% 4/15/27	1,034,000	922,251
6.75% 11/15/39	650,000	624,521
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,196
5.8% 6/1/45	10,000	10,401
DCP Midstream LLC 5.85% 5/21/43 (b)(c)	2,020,000	1,696,800
DCP Midstream Operating LP 3.875% 3/15/23	520,000	497,900
Enbridge, Inc.:
4.25% 12/1/26	525,000	512,160
5.5% 12/1/46	525,000	534,167
Encana Corp. 6.625% 8/15/37	350,000	378,321
Energy Transfer Partners LP:
4.2% 9/15/23	145,000	142,080
4.95% 6/15/28	494,000	477,366
5.8% 6/15/38	275,000	259,442
6% 6/15/48	1,179,000	1,135,230
Enterprise Products Operating LP 3.75% 2/15/25	20,000	19,509
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,447,760
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,926
MPLX LP:
4.5% 7/15/23	274,000	275,137
4.8% 2/15/29	175,000	172,205
4.875% 12/1/24	272,000	275,140
5.5% 2/15/49	525,000	501,626
Petrobras Global Finance BV:
5.75% 2/1/29	1,000,000	915,500
6.125% 1/17/22	927,000	950,842
7.25% 3/17/44	2,500,000	2,415,000
7.375% 1/17/27	2,130,000	2,202,633
Petroleos Mexicanos:
4.625% 9/21/23	6,000,000	5,571,060
6.35% 2/12/48 (b)	1,850,000	1,476,115
6.375% 1/23/45	2,300,000	1,850,695
6.5% 3/13/27	20,000	18,710
6.75% 9/21/47	5,720,000	4,733,300
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	692,000	615,239
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	1,946,898
4.55% 6/24/24	70,000	70,053
5.75% 6/24/44	35,000	34,403
Western Gas Partners LP:
4.5% 3/1/28	200,000	187,601
4.65% 7/1/26	35,000	33,376
4.75% 8/15/28	168,000	158,424
5.375% 6/1/21	1,563,000	1,603,218
Williams Partners LP 4.3% 3/4/24	2,000,000	1,975,035
		43,859,160
FINANCIALS - 8.6%
Banks - 3.7%
Bank of America Corp.:
3.004% 12/20/23 (c)	2,001,000	1,918,658
3.5% 4/19/26	2,630,000	2,494,515
3.705% 4/24/28 (c)	528,000	498,526
Barclays PLC 4.375% 1/12/26	900,000	850,923
CIT Group, Inc. 6.125% 3/9/28	640,000	657,600
Citigroup, Inc.:
2.4% 2/18/20	1,142,000	1,128,934
3.142% 1/24/23 (c)	443,000	432,542
4.3% 11/20/26	3,714,000	3,578,809
4.4% 6/10/25	2,086,000	2,050,152
5.5% 9/13/25	566,000	589,659
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,137,893
3.8% 6/9/23	1,250,000	1,217,849
4.55% 4/17/26	388,000	381,818
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	200,000	175,385
5.71% 1/15/26 (b)	1,649,000	1,449,083
JPMorgan Chase & Co.:
2.95% 10/1/26	3,085,000	2,806,408
3.797% 7/23/24 (c)	35,000	34,616
3.882% 7/24/38 (c)	1,000,000	891,673
4.35% 8/15/21	2,425,000	2,463,401
4.452% 12/5/29 (c)	2,500,000	2,501,473
Rabobank Nederland 4.375% 8/4/25	500,000	488,375
Regions Bank 6.45% 6/26/37	250,000	286,662
Royal Bank of Scotland Group PLC:
6% 12/19/23	237,000	238,365
6.125% 12/15/22	6,545,000	6,642,853
		34,916,172
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	393,701
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)	1,570,000	1,447,799
4.207% 6/12/24 (b)(c)	500,000	493,925
Deutsche Bank AG 4.5% 4/1/25	2,300,000	1,977,463
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	602,787
4.1% 1/13/26	1,100,000	994,868
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	170,000	164,024
3.2% 2/23/23	3,000,000	2,902,335
3.691% 6/5/28 (c)	4,660,000	4,313,318
3.75% 5/22/25	525,000	501,515
3.814% 4/23/29 (c)	1,025,000	951,964
4.017% 10/31/38 (c)	1,000,000	874,161
4.223% 5/1/29 (c)	2,500,000	2,390,901
6.75% 10/1/37	278,000	316,363
Moody's Corp.:
3.25% 1/15/28	10,000	9,283
4.875% 2/15/24	9,000	9,310
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,394,363
3.737% 4/24/24 (c)	2,500,000	2,461,580
3.772% 1/24/29 (c)	1,500,000	1,416,119
5% 11/24/25	2,600,000	2,636,118
5.625% 9/23/19	100,000	101,802
5.75% 1/25/21	4,650,000	4,840,928
UBS Group Funding AG 2.859% 8/15/23 (b)(c)	1,000,000	955,320
UBS Group Funding Ltd. 4.125% 9/24/25 (b)	500,000	491,207
		33,641,154
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	512,000	501,814
Capital One Financial Corp.:
2.5% 5/12/20	625,000	615,735
3.8% 1/31/28	437,000	401,704
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,275,402
4.1% 2/9/27	366,000	340,286
Synchrony Financial 3.95% 12/1/27	913,000	771,030
		6,905,971
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)	110,000	107,845
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	990,772
3.875% 8/15/22	473,000	469,141
Halfmoon Parent, Inc.:
4.125% 11/15/25 (b)	342,000	337,801
4.375% 10/15/28 (b)	884,000	868,034
4.8% 8/15/38 (b)	550,000	532,414
4.9% 12/15/48 (b)	550,000	525,195
Voya Financial, Inc. 3.125% 7/15/24	812,000	764,453
		4,595,655
Insurance - 0.2%
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	952,253
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,045,000	991,444
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	80,410
Unum Group 3.875% 11/5/25	50,000	48,003
		2,072,110

TOTAL FINANCIALS		82,131,062

HEALTH CARE - 1.7%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	442,000	405,634
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.7% 6/6/27	412,000	384,091
Health Care Providers & Services - 1.2%
CVS Health Corp.:
4.1% 3/25/25	1,145,000	1,127,757
4.3% 3/25/28	1,329,000	1,294,548
4.78% 3/25/38	2,092,000	1,998,822
5.05% 3/25/48	2,870,000	2,780,108
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)	146,000	145,908
4.272% 8/28/23 (b)	459,000	455,708
4.9% 8/28/28 (b)	194,000	195,250
Halfmoon Parent, Inc. 3.75% 7/15/23 (b)	708,000	698,489
HCA Holdings, Inc. 6.5% 2/15/20	950,000	976,125
Toledo Hospital:
5.325% 11/15/28	319,000	320,450
6.015% 11/15/48	1,529,000	1,539,328
		11,532,493
Pharmaceuticals - 0.4%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,123
Mylan NV:
3.15% 6/15/21	50,000	48,818
3.95% 6/15/26	1,370,000	1,258,243
4.55% 4/15/28 (b)	450,000	419,889
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,162,000	1,113,937
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	525,989
Zoetis, Inc. 3.45% 11/13/20	15,000	15,000
		3,420,999

TOTAL HEALTH CARE		15,743,217

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,024,594
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3.875% 7/3/23	877,000	857,363
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,096,536
		2,953,899

TOTAL INDUSTRIALS		3,978,493

MATERIALS - 0.1%
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	500,000	465,720
4.5% 8/1/47 (b)	500,000	458,470
		924,190
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Boston Properties, Inc. 4.5% 12/1/28	605,000	605,428
Corporate Office Properties LP:
5% 7/1/25	3,650,000	3,686,214
5.25% 2/15/24	146,000	150,190
Duke Realty LP 3.625% 4/15/23	50,000	49,442
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,665,000	1,643,143
4.75% 1/15/28	3,349,000	3,262,812
Ventas Realty LP:
3.5% 2/1/25	1,265,000	1,203,145
4% 3/1/28	218,000	208,128
WP Carey, Inc. 4% 2/1/25	489,000	473,996
		11,282,498
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	552,631
3.95% 11/15/27	421,000	392,690
4.1% 10/1/24	833,000	814,187
Digital Realty Trust LP:
4.75% 10/1/25	1,445,000	1,478,853
5.25% 3/15/21	30,000	30,915
Liberty Property LP 4.4% 2/15/24	40,000	40,452
Tanger Properties LP 3.125% 9/1/26	2,075,000	1,837,483
		5,147,211

TOTAL REAL ESTATE		16,429,709

UTILITIES - 0.6%
Electric Utilities - 0.3%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	45,232
7.375% 11/15/31	1,985,000	2,506,774
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	164,223
		2,716,229
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,100,000	3,293,750

TOTAL UTILITIES		6,009,979

TOTAL NONCONVERTIBLE BONDS
(Cost $217,752,338)		204,770,402

U.S. Government and Government Agency Obligations - 40.1%
U.S. Treasury Inflation-Protected Obligations - 7.5%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$17,822,469	$16,198,566
1% 2/15/46	1,491,546	1,402,039
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	26,604,315	25,194,326
0.375% 7/15/27	7,913,868	7,492,690
0.75% 7/15/28	3,620,412	3,527,640
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28	17,957,775	17,074,418

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		70,889,679

U.S. Treasury Obligations - 32.6%
U.S. Treasury Bonds:
2.75% 11/15/47	12,580,000	11,268,928
3.375% 11/15/48	24,534,000	24,865,592
U.S. Treasury Notes:
1.5% 5/15/20	33,429,000	32,816,570
1.75% 6/30/22	227,000	218,665
1.875% 3/31/22	77,961,000	75,600,848
1.875% 7/31/22	41,715,000	40,316,896
2% 8/15/25	20,000,000	18,881,250
2.125% 12/31/22	32,844,000	31,931,809
2.125% 7/31/24	17,335,000	16,649,726
2.125% 11/30/24	4,774,000	4,571,664
2.25% 12/31/24	9,463,000	9,122,184
2.5% 3/31/23	15,000,000	14,790,820
2.625% 6/30/23	10,700,000	10,600,523
2.875% 10/31/23	7,150,000	7,159,775
2.875% 8/15/28	5,730,000	5,664,642
3% 9/30/25	6,100,000	6,131,691

TOTAL U.S. TREASURY OBLIGATIONS		310,591,583

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $390,110,327)		381,481,262

U.S. Government Agency - Mortgage Securities - 2.0%
Fannie Mae - 1.8%
3% 12/1/48 (d)	200,000	190,719
3% 12/1/48 (d)	2,150,000	2,050,227
3% 12/1/48 (d)	600,000	572,156
3% 12/1/48 (d)	650,000	619,836
3% 12/1/48 (d)	1,900,000	1,811,828
3.5% 12/1/48 (d)	5,025,000	4,928,818
3.5% 12/1/48 (d)	100,000	98,086
4% 12/1/48 (d)	3,700,000	3,721,969
4% 12/1/48 (d)	400,000	402,375
4.5% 12/1/48 (d)	1,600,000	1,645,250
4.5% 1/1/49 (d)	1,200,000	1,232,297
4.5% 1/1/49 (d)	400,000	410,766

TOTAL FANNIE MAE		17,684,327

Ginnie Mae - 0.2%
3.5% 12/1/48 (d)	700,000	692,125
3.5% 12/1/48 (d)	425,000	420,219
4.5% 12/1/48 (d)	50,000	51,566
4.5% 12/1/48 (d)	50,000	51,566
4.5% 12/1/48 (d)	150,000	154,699
4.5% 12/1/48 (d)	150,000	154,699
4.5% 12/1/48 (d)	100,000	103,133
4.5% 12/1/48 (d)	100,000	103,133

TOTAL GINNIE MAE		1,731,140

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $19,213,620)		19,415,467

Asset-Backed Securities - 1.4%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	$434,232	$430,412
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.6749% 10/25/35 (c)(e)	542,291	542,224
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)	321,436	324,321
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	847,955	848,231
CLUB Credit Trust:
Series 2017-P1 Class A, 2.42% 9/15/23 (b)	61,938	61,779
Series 2018-NP1 Class A, 2.99% 5/15/24 (b)	122,143	122,107
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (b)	17,583	17,576
DB Master Finance LLC:
Series 2015-1A Class A2II, 3.98% 2/20/45 (b)	2,026,063	2,033,498
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	275,220	266,959
Class A2II, 4.03% 11/20/47 (b)	473,220	456,384
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.7993% 11/25/26 (b)(c)(e)	334,426	332,531
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	474,000	475,124
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (b)	1,800,000	1,796,849
Nationstar HECM Loan Trust:
Series 2017-2A Class A1, 2.0383% 9/25/27 (b)	200,710	200,029
Series 2018-1A Class A, 2.76% 2/25/28 (b)	450,423	450,376
Series 2018-2A Class A, 3.1877% 7/25/28 (b)	733,488	732,051
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.9151% 7/26/66 (b)(c)(e)	100,000	100,300
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (b)	214,318	214,102
Series 2018-2A Class A, 3.35% 10/15/24 (b)	801,210	799,079
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)	991,060	984,352
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)	796,953	794,578
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	1,180,083	1,178,706
TOTAL ASSET-BACKED SECURITIES
(Cost $13,200,985)		13,161,568

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.501% 1/25/37 (b)(c)	329,769	332,642
CSMC Trust Series 2009-5R Class 2A2, 3.945% 6/25/36 (b)(c)	37,895	37,801
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)	307,511	303,625
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60 (b)(e)	874,850	873,053
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (b)(c)(e)	900,000	896,727
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (b)(c)(e)	1,579,000	1,571,645
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)	114,229	112,915
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,150,819)		4,128,408

Commercial Mortgage Securities - 1.3%
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (b)(c)(e)	288,000	286,724
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (b)(c)(e)	469,000	467,822
Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.3565% 10/15/32 (b)(c)(e)	500,000	500,491
Citigroup Commercial Mortgage Trust:
Series 2015-GC29 Class XA, 1.2454% 4/10/48 (c)(f)	3,542,422	174,651
Series 2018-C6 Class A4, 4.412% 11/10/51	523,000	538,676
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	273,000	267,323
Series 2014-CR17 Class XA, 1.2393% 5/10/47 (c)(f)	1,876,762	70,814
Series 2014-CR19 Class XA, 1.337% 8/10/47 (c)(f)	4,967,234	202,064
Series 2014-LC17 Class XA, 1.0676% 10/10/47 (c)(f)	4,027,835	115,262
Series 2015-DC1 Class XA, 1.273% 2/10/48 (c)(f)	1,170,865	52,806
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	429,000	443,850
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.5565% 12/15/30 (b)(c)(e)	1,296,000	1,298,246
Freddie Mac Series K079 Class A2, 3.926% 6/25/28	312,000	318,372
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.7565% 9/15/21 (b)(c)(e)	1,275,000	1,274,169
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.3965% 10/15/31 (b)(c)(e)	457,000	456,712
sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50	270,000	260,290
Series 2018-GS10 Class A5, 4.155% 7/10/51	250,000	253,520
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	103,000	105,758
Class DFX, 5.3503% 7/5/33 (b)	159,000	163,329
Class EFX, 5.5422% 7/5/33 (b)	218,000	221,697
Class XAFX, 1 month U.S. LIBOR + 0.000% 1.2948% 7/5/33 (b)(c)(e)(f)	2,000,000	95,092
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.5565% 8/15/33 (b)(c)(e)	627,000	625,823
Class C, 1 month U.S. LIBOR + 1.500% 3.8065% 8/15/33 (b)(c)(e)	1,510,000	1,507,167
sequential payer Series 2018-L1 Class A4, 4.407% 10/15/51	410,000	424,120
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (b)(c)(e)	748,679	746,785
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2242% 12/15/50 (c)(f)	1,488,909	104,229
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1044% 4/10/46 (b)(c)(e)	888,853	899,620
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 1.0439% 12/15/50 (c)(f)	3,686,976	238,424
Series 2018-C46 Class XA, 1.1162% 8/15/51 (c)(f)	2,148,558	135,139
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.2239% 8/15/47 (c)(f)	1,207,305	51,851
Series 2014-LC14 Class XA, 1.4381% 3/15/47 (c)(f)	1,681,822	72,196
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,645,844)		12,373,022

Municipal Securities - 0.5%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$90,000	$122,338
7.5% 4/1/34	700,000	944,951
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	2,525,000	2,393,801
Series 2011, 5.877% 3/1/19	970,000	976,474
TOTAL MUNICIPAL SECURITIES
(Cost $4,631,959)		4,437,564

Foreign Government and Government Agency Obligations - 0.7%
Argentine Republic 5.875% 1/11/28	$2,000,000	$1,497,020
Dominican Republic:
5.95% 1/25/27 (b)	2,850,000	2,796,563
6% 7/19/28 (b)	550,000	538,313
Turkish Republic 7.25% 12/23/23	1,840,000	1,826,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,345,233)		6,658,096

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (c)	401,000	394,303
Synchrony Bank 3.65% 5/24/21	559,000	547,052
TOTAL BANK NOTES
(Cost $959,407)		941,355
	Shares	Value

Fixed-Income Funds - 32.1%
Fidelity Floating Rate Central Fund (g)	459,585	$46,588,084
Fidelity Mortgage Backed Securities Central Fund (g)	1,677,062	175,034,910
Fidelity Specialized High Income Central Fund (g)	873,776	84,415,545
TOTAL FIXED-INCOME FUNDS
(Cost $315,295,071)		306,038,539
	Principal Amount	Value

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,553,595)	1,350,000	1,418,656
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.27% (h)
(Cost $16,653,866)	16,650,536	16,653,866
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $1,003,513,064)		971,478,205
NET OTHER ASSETS (LIABILITIES) - (2.0)%(i)		(19,151,853)
NET ASSETS - 100%		$952,326,352

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4.5% 12/1/48	$(1,200,000)	$(1,233,937)
4.5% 12/1/48	(400,000)	(411,312)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,644,657)		$(1,645,249)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	March 2019	$225,922	$449	$449
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	16	March 2019	3,375,750	(5,534)	(5,534)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	March 2019	279,813	(1,956)	(1,956)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	March 2019	609,625	(1,540)	(1,540)

TOTAL SOLD					(9,030)

TOTAL FUTURES CONTRACTS					$(8,581)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) A portion of the security sold on a delayed delivery basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,981,864 or 4.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes $24,475 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,720
Fidelity Floating Rate Central Fund	639,339
Fidelity Mortgage Backed Securities Central Fund	1,293,751
Fidelity Specialized High Income Central Fund	1,436,700
Total	$3,488,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$45,682,761	$1,639,339	$--	$--	$(734,016)	$46,588,084	2.3%
Fidelity Mortgage Backed Securities Central Fund	160,906,288	17,293,506	1,705,000	(20,714)	(1,439,170)	175,034,910	2.0%
Fidelity Specialized High Income Central Fund	72,959,541	13,936,699	--	--	(2,480,695)	84,415,545	11.7%
Total	$279,548,590	$32,869,544	$1,705,000	$(20,714)	$(4,653,881)	$306,038,539

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$204,770,402	$--	$204,770,402	$--
U.S. Government and Government Agency Obligations	381,481,262	--	381,481,262	--
U.S. Government Agency - Mortgage Securities	19,415,467	--	19,415,467	--
Asset-Backed Securities	13,161,568	--	13,161,568	--
Collateralized Mortgage Obligations	4,128,408	--	4,128,408	--
Commercial Mortgage Securities	12,373,022	--	12,373,022	--
Municipal Securities	4,437,564	--	4,437,564	--
Foreign Government and Government Agency Obligations	6,658,096	--	6,658,096	--
Bank Notes	941,355	--	941,355	--
Fixed-Income Funds	306,038,539	306,038,539	--	--
Preferred Securities	1,418,656	--	1,418,656	--
Money Market Funds	16,653,866	16,653,866	--	--
Total Investments in Securities:	$971,478,205	$322,692,405	$648,785,800	$--
Derivative Instruments:
Assets
Futures Contracts	$449	$449	$--	$--
Total Assets	$449	$449	$--	$--
Liabilities
Futures Contracts	$(9,030)	$(9,030)	$--	$--
Total Liabilities	$(9,030)	$(9,030)	$--	$--
Total Derivative Instruments:	$(8,581)	$(8,581)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,645,249)	$--	$(1,645,249)	$--
Total Other Financial Instruments:	$(1,645,249)	$--	$(1,645,249)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Government Bond Index Fund

November 30, 2018

XGB-QTLY-0119
1.9891227.100

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
2% 10/5/22	$5,000	$4,832
2.125% 4/24/26	6,000	5,604
7.125% 1/15/30	6,000	8,083
Freddie Mac:
2.75% 6/19/23	11,000	10,909
6.75% 9/15/29	5,000	6,536
		35,964
U.S. Treasury Obligations - 96.3%
U.S. Treasury Bonds:
2.5% 2/15/45	10,000	8,583
2.875% 8/15/45	66,000	60,947
3% 8/15/48	10,000	9,421
3.125% 5/15/48	47,000	45,372
3.75% 11/15/43	61,000	65,651
4.625% 2/15/40	30,000	36,423
5% 5/15/37	13,000	16,391
5.25% 11/15/28	5,000	5,954
U.S. Treasury Notes:
1.375% 4/30/21	171,000	165,293
1.5% 5/31/20	106,000	103,984
1.5% 8/15/26	27,000	24,318
1.625% 2/15/26	10,000	9,154
1.625% 5/15/26	11,000	10,036
1.75% 11/30/21	72,000	69,792
2% 2/15/25	56,000	53,108
2.125% 12/31/22	93,000	90,417
2.25% 12/31/24	24,000	23,136
2.25% 2/15/27	23,000	21,799
2.25% 11/15/27	38,000	35,784
2.375% 4/15/21	10,000	9,899
2.375% 1/31/23	9,000	8,835
2.375% 5/15/27	10,000	9,556
2.5% 5/31/20	110,000	109,519
2.5% 6/30/20	7,000	6,967
2.5% 3/31/23	67,000	66,066
2.625% 8/31/20	10,000	9,968
2.625% 6/30/23	20,000	19,814
2.75% 9/30/20	10,000	9,988
2.75% 11/30/20	15,000	14,984
2.75% 8/15/21	31,000	30,939
2.75% 9/15/21	11,000	10,979
2.75% 5/31/23	7,000	6,975
2.75% 7/31/23	56,000	55,773
2.75% 8/31/23	23,000	22,912
2.75% 2/28/25	59,000	58,484
2.75% 8/31/25	17,000	16,824
2.75% 2/15/28	10,000	9,798
2.875% 10/15/21	20,000	20,025
2.875% 11/15/21	41,000	41,058
2.875% 9/30/23	17,000	17,020
2.875% 10/31/23	15,000	15,021
2.875% 11/30/23	48,000	48,084
2.875% 5/15/28	10,000	9,891
2.875% 8/15/28	10,000	9,886
3% 9/30/25	29,000	29,151
		1,523,979
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,574,174)		1,559,943
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.27% (a)
(Cost $9,392)	9,390	9,391
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $1,583,566)		1,569,334
NET OTHER ASSETS (LIABILITIES) - 0.9%		13,556
NET ASSETS - 100%		$1,582,890

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81
Total	$81

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,559,943	$--	$1,559,943	$--
Money Market Funds	9,391	9,391	--	--
Total Investments in Securities:	$1,569,334	$9,391	$1,559,943	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019